UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	147,715	$2,644,866

Airlines – 1.5%
Copa Holdings S.A., “A”	21,971	$3,189,969

Alcoholic Beverages – 5.5%
Carlsberg A.S., “B”	31,007	$3,083,907
Diageo PLC	107,860	3,346,428
Heineken N.V.	14,299	995,194
Pernod Ricard S.A.	38,388	4,468,800

		$11,894,329

Apparel Manufacturers – 6.5%
Adidas AG	21,812	$2,360,071
Burberry Group PLC	36,269	843,499
Cia. Hering S.A.	44,000	530,948
Compagnie Financiere Richemont S.A.	22,467	2,144,918
Li & Fung Ltd.	1,893,200	2,797,147
LVMH Moet Hennessy Louis Vuitton S.A.	29,060	5,282,552

		$13,959,135

Automotive – 3.1%
Guangzhou Automobile Group Co. Ltd., “H”	990,000	$1,040,224
Honda Motor Co. Ltd.	120,200	4,232,009
Toyota Motor Corp.	26,000	1,467,577

		$6,739,810

Broadcasting – 1.5%
Publicis Groupe S.A.	36,402	$3,288,785

Brokerage & Asset Managers – 1.3%
Aberdeen Asset Management PLC	137,001	$891,450
BM&F Bovespa S.A.	366,300	1,816,164

		$2,707,614

Business Services – 9.1%
Accenture PLC, “A”	52,200	$4,161,384
Amadeus IT Holding S.A.	12,919	536,605
Brenntag AG	15,311	2,840,198
Capita Group PLC	128,191	2,342,302
Compass Group PLC	352,500	5,377,184
Experian Group Ltd.	121,386	2,187,606
Intertek Group PLC	34,347	1,759,077
Serco Group PLC	69,392	487,042

		$19,691,398

Computer Software – 3.1%
Dassault Systems S.A.	11,954	$1,400,475
OBIC Co. Ltd.	76,100	2,403,585
SAP AG	35,916	2,907,425

		$6,711,485

Computer Software – Systems – 1.0%
NICE Systems Ltd., ADR	50,150	$2,239,699

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Bellway PLC	33,861	$937,093

Consumer Products – 3.1%
L’Oreal S.A.	8,520	$1,404,988
Reckitt Benckiser Group PLC	45,580	3,713,568
Uni-Charm Corp.	30,900	1,650,455

		$6,769,011

Electrical Equipment – 3.6%
Legrand S.A.	18,418	$1,144,220
Mettler-Toledo International, Inc. (a)	9,727	2,292,459
Prysmian S.p.A.	66,619	1,657,504
Schneider Electric S.A.	30,306	2,686,680

		$7,780,863

Electronics – 3.3%
Samsung Electronics Co. Ltd.	1,861	$2,347,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	242,840	4,861,657

		$7,209,652

Energy – Independent – 1.0%
INPEX Corp.	157,600	$2,044,532

Energy – Integrated – 2.0%
BG Group PLC	155,400	$2,895,165
Suncor Energy, Inc.	42,082	1,469,730

		$4,364,895

Food & Beverages – 7.1%
Chr. Hansen Holding A.S.	41,501	$1,646,455
Groupe Danone	80,918	5,722,096
M. Dias Branco S.A. Industria e Comercio de Alimentos	25,400	1,023,164
Nestle S.A.	92,217	6,941,962

		$15,333,677

Food & Drug Stores – 2.2%
Dairy Farm International Holdings Ltd.	66,600	$648,684
Jeronimo Martins SGPS S.A.	39,108	656,223
Lawson, Inc.	29,200	2,065,204
Sundrug Co. Ltd.	30,900	1,411,554

		$4,781,665

Gaming & Lodging – 0.6%
Paddy Power PLC	16,113	$1,283,048

General Merchandise – 1.3%
Dollarama, Inc.	30,680	$2,337,286
Lojas Renner S.A.	18,600	526,440

		$2,863,726

Insurance – 1.5%
AIA Group Ltd.	666,800	$3,163,571

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.4%
NAVER Corp.	2,026	$1,473,178
Yahoo Japan Corp.	330,900	1,622,200

		$3,095,378

Machinery & Tools – 2.6%
KONE Oyj “B”	26,904	$1,128,237
Schindler Holding AG	8,669	1,277,723
Weir Group PLC	74,120	3,133,714

		$5,539,674

Major Banks – 2.0%
HSBC Holdings PLC	191,567	$1,940,179
Standard Chartered PLC	110,386	2,306,816

		$4,246,995

Medical & Health Technology & Services – 0.5%
Fresenius Medical Care AG & Co. KGaA	16,058	$1,120,494

Medical Equipment – 2.2%
Essilor International S.A.	13,523	$1,363,713
Sonova Holding AG	22,297	3,258,608

		$4,622,321

Metals & Mining – 1.1%
Rio Tinto Ltd.	41,740	$2,460,001

Network & Telecom – 1.2%
Ericsson, Inc., “B”	189,126	$2,518,836

Oil Services – 1.6%
Saipem S.p.A.	75,521	$1,843,615
Technip	15,000	1,547,996

		$3,391,611

Other Banks & Diversified Financials – 8.3%
Aeon Credit Service Co. Ltd.	42,500	$958,170
Banco Santander Chile, ADR	40,680	953,539
Credicorp Ltd.	19,586	2,701,301
HDFC Bank Ltd.	180,795	2,266,806
Itau Unibanco Holding S.A., ADR	131,868	1,959,558
Julius Baer Group Ltd.	43,370	1,924,558
KBC Group N.V.	35,582	2,188,722
Sberbank of Russia	416,350	994,942
UBS AG	185,511	3,831,719

		$17,779,315

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 6.0%
Bayer AG	34,678	$4,690,464
Novo Nordisk A.S., “B”	61,959	2,821,645
Roche Holding AG	12,664	3,796,120
Shire PLC	31,210	1,532,335

		$12,840,564

Railroad & Shipping – 2.4%
Canadian National Railway Co.	73,100	$4,109,682
Kuehne & Nagel, Inc. AG	8,140	1,138,983

		$5,248,665

Restaurants – 1.3%
Whitbread PLC	38,745	$2,688,391

Specialty Chemicals – 5.0%
Akzo Nobel N.V.	17,545	$1,431,640
Croda International PLC	31,680	1,344,678
L’Air Liquide S.A.	14,536	1,968,909
Linde AG	18,604	3,721,446
Symrise AG	45,398	2,267,792

		$10,734,465

Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	12,002	$1,800,613

Telecommunications – Wireless – 0.7%
SoftBank Corp.	19,500	$1,473,623

Telephone Services – 0.6%
China Unicom (Hong Kong) Ltd.	992,000	$1,304,506

Tobacco – 1.5%
Japan Tobacco, Inc.	103,100	$3,236,387

Total Common Stocks		$213,700,662

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,458,919	$2,458,919

Total Investments		$216,159,581

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(456,087)

Net Assets – 100.0%		$215,703,494

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$40,371,393	$—	$—	$40,371,393
France	30,279,214	—	—	30,279,214
Switzerland	24,314,591	—	—	24,314,591
Japan	22,565,296	—	—	22,565,296
Germany	19,907,890	—	—	19,907,890
Canada	7,916,698	—	—	7,916,698
Denmark	7,552,007	—	—	7,552,007
Hong Kong	6,609,402	—	—	6,609,402
United States	6,453,843	—	—	6,453,843
Other Countries	46,735,386	994,942	—	47,730,328
Mutual Funds	2,458,919	—	—	2,458,919
Total Investments	$215,164,639	$994,942	$—	$216,159,581

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $15,857,456 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$159,760,816
Gross unrealized appreciation	59,653,617
Gross unrealized depreciation	(3,254,852)
Net unrealized appreciation (depreciation)	$56,398,765

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	8,938,823	(6,480,005)	2,458,919

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$348	$2,458,919

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United Kingdom	18.7%
France	14.0%
Switzerland	11.3%
Japan	10.5%
Germany	9.2%
United States	3.9%
Canada	3.7%
Denmark	3.5%
Hong Kong	3.1%
Other Countries	22.1%

4

QUARTERLY REPORT

March 31, 2014

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.6%
Alliant Techsystems, Inc.	13,620	$1,936,083
Exelis, Inc.	55,110	1,047,641
Lockheed Martin Corp.	51,070	8,336,667
United Technologies Corp.	55,680	6,505,651

		$17,826,042

Apparel Manufacturers – 1.1%
Michael Kors Holdings Ltd. (a)	59,270	$5,528,113

Automotive – 2.3%
General Motors Co.	153,890	$5,296,894
Goodyear Tire & Rubber Co.	18,430	481,576
Johnson Controls, Inc.	114,410	5,413,881

		$11,192,351

Biotechnology – 2.5%
Celgene Corp. (a)	26,494	$3,698,562
Gilead Sciences, Inc. (a)	123,110	8,723,575

		$12,422,137

Broadcasting – 1.0%
Time Warner, Inc.	35,140	$2,295,696
Viacom, Inc., “B”	29,990	2,548,850

		$4,844,546

Business Services – 2.7%
Accenture PLC, “A”	70,740	$5,639,393
Cognizant Technology Solutions Corp., “A” (a)	52,670	2,665,629
FleetCor Technologies, Inc. (a)	42,480	4,889,448

		$13,194,470

Cable TV – 2.7%
Comcast Corp., “A”	117,980	$5,901,360
Time Warner Cable, Inc.	51,670	7,088,091

		$12,989,451

Chemicals – 2.6%
CF Industries Holdings, Inc.	24,258	$6,322,605
LyondellBasell Industries N.V., “A”	73,260	6,515,744

		$12,838,349

Computer Software – 4.4%
CA, Inc.	89,290	$2,765,311
Microsoft Corp.	95,670	3,921,513
Oracle Corp.	236,750	9,685,443
PTC, Inc. (a)	31,230	1,106,479
Symantec Corp.	208,420	4,162,147

		$21,640,893

Computer Software – Systems – 5.7%
Apple, Inc.	21,246	$11,403,578
Hewlett-Packard Co.	252,320	8,165,075
International Business Machines Corp.	11,806	2,272,537
Western Digital Corp.	66,380	6,095,012

		$27,936,202

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.7%
Procter & Gamble Co.	99,770	$8,041,462

Containers – 0.8%
Packaging Corp. of America	53,590	$3,771,128

Electrical Equipment – 0.6%
General Electric Co.	121,150	$3,136,574

Electronics – 1.5%
Avago Technologies Ltd.	9,940	$640,235
Intel Corp.	261,930	6,760,413

		$7,400,648

Energy – Independent – 2.7%
EOG Resources, Inc.	37,197	$7,296,935
Marathon Petroleum Corp.	67,710	5,893,478

		$13,190,413

Energy – Integrated – 5.9%
Chevron Corp.	87,499	$10,404,506
Exxon Mobil Corp.	186,900	18,256,392

		$28,660,898

Food & Beverages – 3.8%
Archer Daniels Midland Co.	75,970	$3,296,338
Coca-Cola Enterprises, Inc.	47,650	2,275,764
General Mills, Inc.	91,460	4,739,457
Tyson Foods, Inc., “A”	189,020	8,318,770

		$18,630,329

Food & Drug Stores – 3.2%
CVS Caremark Corp.	126,230	$9,449,578
Kroger Co.	136,140	5,942,511

		$15,392,089

General Merchandise – 1.3%
Macy’s, Inc.	103,680	$6,147,187

Health Maintenance Organizations – 1.3%
WellPoint, Inc.	64,080	$6,379,164

Insurance – 4.7%
Berkshire Hathaway, Inc., “B” (a)	12,378	$1,546,879
Everest Re Group Ltd.	32,410	4,960,351
MetLife, Inc.	132,700	7,006,560
Prudential Financial, Inc.	61,350	5,193,278
Validus Holdings Ltd.	114,750	4,327,223

		$23,034,291

Internet – 4.8%
Facebook, Inc., “A “ (a)	135,530	$8,164,327
Google, Inc., “A” (a)	10,151	11,313,391
Yahoo!, Inc. (a)	112,270	4,030,493

		$23,508,211

Machinery & Tools – 1.7%
Cummins, Inc.	42,234	$6,292,444
Kennametal, Inc.	43,920	1,945,656

		$8,238,100

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 6.9%
Bank of America Corp.	298,160	$5,128,352
Goldman Sachs Group, Inc.	42,333	6,936,262
JPMorgan Chase & Co.	203,460	12,352,057
Wells Fargo & Co.	189,950	9,448,113

		$33,864,784

Medical & Health Technology & Services – 1.2%
Cardinal Health, Inc.	81,450	$5,699,871

Medical Equipment – 2.9%
Abbott Laboratories	109,370	$4,211,839
Medtronic, Inc.	32,700	2,012,358
Thermo Fisher Scientific, Inc.	66,660	8,015,198

		$14,239,395

Network & Telecom – 1.1%
Qualcomm, Inc.	66,300	$5,228,418

Oil Services – 1.2%
Ensco PLC, “A”	72,730	$3,838,689
Halliburton Co.	35,820	2,109,440

		$5,948,129

Other Banks & Diversified Financials – 3.7%
Citigroup, Inc.	180,893	$8,610,507
Discover Financial Services	127,360	7,411,078
SLM Corp.	91,310	2,235,269

		$18,256,854

Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	99,670	$5,177,857
Endo International PLC (a)	78,820	5,410,993
Johnson & Johnson	66,010	6,484,162
Pfizer, Inc.	335,190	10,766,303

		$27,839,315

Railroad & Shipping – 1.0%
Union Pacific Corp.	26,829	$5,034,730

Real Estate – 0.4%
Public Storage, Inc., REIT	10,640	$1,792,734

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.2%
McDonald’s Corp.	61,309	$6,010,121

Specialty Stores – 1.9%
Advance Auto Parts, Inc.	37,850	$4,788,025
AutoZone, Inc. (a)	6,348	3,409,511
Bed Bath & Beyond, Inc. (a)	18,820	1,294,816

		$9,492,352

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	55,800	$4,568,346

Telephone Services – 2.4%
AT&T, Inc.	78,750	$2,761,763
Frontier Communications Corp.	368,310	2,099,367
Verizon Communications, Inc.	149,030	7,089,357

		$11,950,487

Tobacco – 2.0%
Lorillard, Inc.	110,310	$5,965,565
Philip Morris International, Inc.	48,570	3,976,426

		$9,941,991

Trucking – 1.1%
United Parcel Service, Inc., “B”	55,250	$5,380,245

Utilities – Electric Power – 3.2%
AES Corp.	362,220	$5,172,500
American Electric Power Co., Inc.	107,920	5,467,227
Edison International	69,730	3,947,415
Great Plains Energy, Inc.	41,570	1,124,053

		$15,711,195

Total Common Stocks		$486,902,015

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,569,450	$1,569,450

Total Investments		$488,471,465

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,405,020

Net Assets – 100.0%		$489,876,485

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$486,902,015	$—	$—	$486,902,015
Mutual Funds	1,569,450	—	—	1,569,450
Total Investments	$488,471,465	$—	$—	$488,471,465

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$369,322,637
Gross unrealized appreciation	124,322,778
Gross unrealized depreciation	(5,173,950)
Net unrealized appreciation (depreciation)	$119,148,828

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	385,807	17,023,013	(15,839,370)	1,569,450

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$528	$1,569,450

4

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.5%
Honeywell International, Inc.	12,540	$1,163,210
Precision Castparts Corp.	3,763	951,136
United Technologies Corp.	10,330	1,206,957

		$3,321,303

Alcoholic Beverages – 1.0%
Pernod Ricard S.A.	11,366	$1,323,132

Apparel Manufacturers – 2.4%
Li & Fung Ltd.	670,000	$989,905
LVMH Moet Hennessy Louis Vuitton S.A.	4,746	862,732
NIKE, Inc., “B”	8,480	626,333
PVH Corp.	5,347	667,145

		$3,146,115

Automotive – 2.5%
Delphi Automotive PLC	17,750	$1,204,515
Guangzhou Automobile Group Co. Ltd., “H”	510,000	535,873
Honda Motor Co. Ltd.	21,300	749,932
Kia Motors Corp.	14,320	797,760

		$3,288,080

Biotechnology – 0.9%
Biogen Idec, Inc. (a)	3,960	$1,211,245

Broadcasting – 2.6%
Publicis Groupe S.A.	10,013	$904,637
Twenty-First Century Fox, Inc.	41,050	1,312,369
Walt Disney Co.	14,920	1,194,644

		$3,411,650

Brokerage & Asset Managers – 1.3%
BlackRock, Inc.	1,676	$527,068
Franklin Resources, Inc.	12,178	659,804
IntercontinentalExchange Group, Inc.	2,874	568,563

		$1,755,435

Business Services – 1.8%
Accenture PLC, “A”	11,290	$900,039
Cognizant Technology Solutions Corp., “A” (a)	16,300	824,943
Fidelity National Information Services, Inc.	13,440	718,368

		$2,443,350

Cable TV – 1.2%
Comcast Corp., “Special A”	22,290	$1,086,860
Time Warner Cable, Inc.	3,720	510,310

		$1,597,170

Chemicals – 0.4%
Monsanto Co.	4,771	$542,797

Computer Software – 1.8%
Citrix Systems, Inc. (a)	8,430	$484,135
Oracle Corp.	16,390	670,515

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Qlik Technologies, Inc. (a)	15,920	$423,313
Salesforce.com, Inc. (a)	15,118	863,087

		$2,441,050

Computer Software – Systems – 3.5%
Apple, Inc. (s)	1,522	$816,918
CDW Corp.	10,780	295,803
EMC Corp.	36,030	987,582
Hewlett-Packard Co.	68,140	2,205,010
NCR Corp. (a)	9,340	341,377

		$4,646,690

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	48,000	$635,544

Construction – 0.9%
Anhui Conch Cement Co. Ltd.	104,500	$447,963
Sherwin-Williams Co.	3,953	779,255

		$1,227,218

Consumer Products – 0.9%
Colgate-Palmolive Co.	18,707	$1,213,523

Consumer Services – 0.6%
Priceline.com, Inc. (a)	640	$762,810

Containers – 0.3%
Crown Holdings, Inc. (a)	10,360	$463,506

Electrical Equipment – 2.6%
Danaher Corp. (s)	24,290	$1,821,750
Siemens AG	7,592	1,021,856
W.W. Grainger, Inc.	2,522	637,209

		$3,480,815

Electronics – 3.2%
Altera Corp.	27,630	$1,001,311
JDS Uniphase Corp. (a)	28,620	400,680
MediaTek, Inc.	24,500	361,637
Mellanox Technologies Ltd. (a)	8,460	331,040
Microchip Technology, Inc.	15,110	721,654
NXP Semiconductors N.V. (a)	10,850	638,089
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	583,696
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,050	281,281

		$4,319,388

Energy – Independent – 4.1%
Anadarko Petroleum Corp.	10,760	$912,018
Cabot Oil & Gas Corp.	23,990	812,781
Cairn Energy PLC (a)	38,718	107,732
Cenovus Energy, Inc.	13,860	400,818
EOG Resources, Inc.	5,377	1,054,806
INPEX Corp.	30,700	398,269
Occidental Petroleum Corp.	8,360	796,624
Oil Search Ltd.	50,630	397,233

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Pioneer Natural Resources Co.	2,810	$525,863

		$5,406,144

Energy – Integrated – 4.4%
BG Group PLC	45,748	$852,304
Exxon Mobil Corp. (s)	25,460	2,486,933
Petroleo Brasileiro S.A., ADR	40,040	526,526
Royal Dutch Shell PLC, “A”	56,035	2,046,805

		$5,912,568

Engineering – Construction – 0.8%
Fluor Corp.	4,470	$347,453
JGC Corp.	19,000	660,854

		$1,008,307

Food & Beverages – 4.5%
Coca-Cola Co.	36,960	$1,428,874
Groupe Danone	18,061	1,277,179
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,000	362,539
Mondelez International, Inc.	30,490	1,053,430
Nestle S.A.	21,050	1,584,613
Want Want China Holdings Ltd.	180,000	268,729

		$5,975,364

Food & Drug Stores – 1.1%
CVS Caremark Corp.	14,550	$1,089,213
Sundrug Co. Ltd.	9,200	420,268

		$1,509,481

Gaming & Lodging – 0.8%
Sands China Ltd.	143,200	$1,069,869

General Merchandise – 1.6%
Dollarama, Inc.	11,040	$841,057
Target Corp.	20,280	1,227,143

		$2,068,200

Insurance – 3.9%
ACE Ltd.	5,010	$496,291
AIA Group Ltd.	243,800	1,156,687
Delta Lloyd N.V.	33,750	935,725
Hiscox Ltd.	69,667	792,111
ING Groep N.V. (a)	48,275	683,349
MetLife, Inc.	21,880	1,155,264

		$5,219,427

Internet – 3.0%
eBay, Inc. (a)	11,760	$649,622
Facebook, Inc., “A“ (a)	11,460	690,350
Google, Inc., “A” (a)	1,652	1,841,171
LinkedIn Corp., “A” (a)	2,890	534,477
Yelp, Inc. (a)	4,140	318,490

		$4,034,110

Machinery & Tools – 3.1%
Atlas Copco AB, “A”	25,818	$744,746
Eaton Corp. PLC	13,330	1,001,350
Joy Global, Inc.	14,780	857,240

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Roper Industries, Inc.	7,361	$982,767
Schindler Holding AG	4,052	597,224

		$4,183,327

Major Banks – 6.3%
BNP Paribas	8,877	$684,724
Goldman Sachs Group, Inc.	3,696	605,590
HSBC Holdings PLC	72,488	734,154
JPMorgan Chase & Co.	26,630	1,616,707
Morgan Stanley	23,930	745,898
Royal Bank of Scotland Group PLC (a)	97,442	505,221
Standard Chartered PLC	24,310	508,024
State Street Corp.	9,870	686,459
Sumitomo Mitsui Financial Group, Inc.	21,600	922,680
Wells Fargo & Co.	26,600	1,323,084

		$8,332,541

Medical & Health Technology & Services – 0.4%
Kobayashi Pharmaceutical Co. Ltd.	9,900	$570,702

Medical Equipment – 3.9%
Abbott Laboratories	29,520	$1,136,815
Covidien PLC	18,190	1,339,875
DENTSPLY International, Inc.	17,740	816,750
Sonova Holding AG	4,537	663,063
Thermo Fisher Scientific, Inc.	10,350	1,244,484

		$5,200,987

Metals & Mining – 1.6%
Gerdau S.A., ADR	44,420	$284,732
Iluka Resources Ltd.	39,573	363,697
Rio Tinto Ltd.	25,760	1,433,316

		$2,081,745

Natural Gas – Distribution – 0.8%
GDF SUEZ	25,323	$692,840
Tokyo Gas Co. Ltd.	74,000	375,682

		$1,068,522

Oil Services – 1.5%
Cameron International Corp. (a)	10,530	$650,438
Schlumberger Ltd.	8,650	843,375
Technip	5,020	518,063

		$2,011,876

Other Banks & Diversified Financials – 8.9%
American Express Co.	10,720	$965,122
BB&T Corp.	15,380	617,815
DBS Group Holdings Ltd.	70,000	899,833
Discover Financial Services	13,540	787,893
Erste Group Bank AG	30,271	1,034,230
Federal Bank Ltd.	330,726	530,236
Housing Development Finance Corp. Ltd.	40,829	604,274
Itau Unibanco Holding S.A., IPS	37,420	559,074
Julius Baer Group Ltd.	15,417	684,134
Kasikornbank PLC, NVDR	122,500	672,164
KBC Group N.V.	7,212	443,625
Sberbank of Russia, ADR	56,472	548,908
UBS AG	55,261	1,141,413

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
UniCredit S.p.A.	92,025	$840,539
Visa, Inc., “A”	6,963	1,503,033

		$11,832,293

Pharmaceuticals – 5.4%
Actavis PLC (a)	2,900	$596,965
Bayer AG	9,374	1,267,905
Novartis AG	26,650	2,260,902
Pfizer, Inc.	44,010	1,413,601
Santen Pharmaceutical Co. Ltd.	21,000	931,841
Valeant Pharmaceuticals International, Inc. (a)	6,020	793,617

		$7,264,831

Railroad & Shipping – 0.6%
Union Pacific Corp.	4,042	$758,522

Real Estate – 0.8%
Mitsubishi Estate Co. Ltd.	45,000	$1,066,415

Restaurants – 0.7%
McDonald’s Corp.	9,255	$907,268

Specialty Chemicals – 2.7%
Akzo Nobel N.V.	11,632	$949,150
FMC Corp.	6,110	467,782
JSR Corp.	39,600	733,951
Linde AG	3,918	783,736
W.R. Grace & Co. (a)	6,730	667,414

		$3,602,033

Specialty Stores – 0.5%
Industria de Diseno Textil S.A.	4,548	$682,318

Telecommunications – Wireless – 1.7%
American Tower Corp., REIT	8,950	$732,737
KDDI Corp.	18,946	1,096,946

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Turkcell Iletisim Hizmetleri A.S. (a)	43,200	$241,267
Vodafone Group PLC	63,812	234,364

		$2,305,314

Telephone Services – 2.0%
BT Group PLC	74,220	$469,578
China Unicom (Hong Kong) Ltd.	78,000	102,572
TDC A.S.	58,438	540,239
Telecom Italia S.p.A. – Savings Shares	415,621	388,782
Telefonica Brasil S.A., ADR	31,820	675,857
Verizon Communications, Inc.	9,220	438,595

		$2,615,623

Tobacco – 0.9%
Japan Tobacco, Inc.	37,800	$1,186,572

Trucking – 0.4%
Yamato Holdings Co. Ltd.	26,300	$566,693

Utilities – Electric Power – 1.8%
CMS Energy Corp.	45,050	$1,319,060
Edison International	11,990	678,754
Energias do Brasil S.A.	89,900	408,096

		$2,405,910

Total Common Stocks		$132,077,783

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	888,045	$888,045

Total Investments		$132,965,828

OTHER ASSETS, LESS LIABILITIES – 0.2%		288,891

Net Assets – 100.0%		$133,254,719

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2014, the fund had cash collateral of $26,447 and other liquid securities with an aggregate value of $558,645 to cover any commitments for securities sold short and certain derivative contracts. At March 31, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$132,077,783	$—	$—	$132,077,783
Mutual Funds	888,045	—	—	888,045
Total Investments	$132,965,828	$—	$—	$132,965,828

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,207,143 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$110,190,516
Gross unrealized appreciation	26,865,726
Gross unrealized depreciation	(4,090,414)
Net unrealized appreciation (depreciation)	$22,775,312

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43	6,696,329	(5,808,327)	888,045

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$157	$888,045

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	56.6%
Japan	7.3%
United kingdom	5.8%
Switzerland	5.2%
France	4.7%
Hong Kong	2.9%
Netherlands	2.4%
Germany	2.3%
Brazil	2.1%
Other Countries	10.7%

5

QUARTERLY REPORT

March 31, 2014

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 10.1%
Major Banks – 6.3%
Bank of Montreal/Chicago Branch, 0.19%, due 5/14/14	$8,598,000	$8,598,000
Bank of Montreal/Chicago Branch, 0.16%, due 4/10/14	10,158,000	10,158,000
Toronto Dominion Holdings (USA), Inc., 0.145%, due 4/04/14	10,641,000	10,641,000

		$29,397,000

Other Banks & Diversified Financials – 3.8%
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 4/17/14	$7,526,000	$7,526,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	10,265,000	10,265,000

		$17,791,000

Total Certificates of Deposit, at Cost and Value		$47,188,000

COMMERCIAL PAPER (y) – 47.9%
Automotive – 6.2%
American Honda Finance Corp., 0.12%, due 4/09/14	$4,450,000	$4,449,881
American Honda Finance Corp., 0.07%, due 4/23/14	2,543,000	2,542,891
American Honda Finance Corp., 0.08%, due 5/07/14	2,173,000	2,172,826
American Honda Finance Corp., 0.11%, due 5/22/14	3,000,000	2,999,533
American Honda Finance Corp., 0.13%, due 4/22/14	2,350,000	2,349,822
Toyota Motor Credit Corp., 0.1%, due 4/09/14	9,875,000	9,874,781
Toyota Motor Credit Corp., 0.14%, due 5/06/14	4,326,000	4,325,411

		$28,715,145

Computer Software – Systems – 4.0%
International Business Machines Corp., 0.07%, due 5/05/14 (t)	$6,593,000	$6,592,564
International Business Machines Corp., 0.07%, due 5/08/14 (t)	12,018,000	12,017,135

		$18,609,699

Conglomerates – 4.0%
Siemens Capital Corp., 0.05%, due 4/03/14 (t)	$18,711,000	$18,710,948

Consumer Products – 4.0%
Procter & Gamble Co., 0.1%, due 4/16/14 (t)	$3,000,000	$2,999,875
Procter & Gamble Co., 0.1%, due 5/09/14 (t)	13,031,000	13,029,625
Procter & Gamble Co., 0.1%, due 6/17/14 (t)	2,581,000	2,580,448

		$18,609,948

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Electronics – 4.0%
Emerson Electric Co., 0.11%, due 4/03/14 (t)	$9,481,000	$9,480,942
Emerson Electric Co., 0.1%, due 5/27/14 (t)	9,000,000	8,998,600

		$18,479,542

Financial Institutions – 4.1%
General Electric Capital Corp., 0.12%, due 5/20/14	$18,873,000	$18,869,917

Food & Beverages – 7.9%
Anheuser-Busch InBev Worldwide, Inc., 0.19%, due 4/14/14 (t)	$1,455,000	$1,454,900
Anheuser-Busch InBev Worldwide, Inc., 0.18%, due 4/28/14 (t)	1,690,000	1,689,772
Anheuser-Busch InBev Worldwide, Inc., 0.18%, due 5/05/14 (t)	15,613,000	15,610,346
Coca-Cola Co., 0.11%, due 4/25/14 (t)	4,448,000	4,447,674
Coca-Cola Co., 0.11%, due 5/14/14 (t)	1,298,000	1,297,829
Coca-Cola Co., 0.14%, due 6/04/14 (t)	628,000	627,844
Coca-Cola Co., 0.16%, due 7/14/14 (t)	9,270,000	9,265,715
Coca-Cola Co., 0.19%, due 6/23/14 (t)	2,560,000	2,558,879

		$36,952,959

Major Banks – 7.8%
Bank of Nova Scotia, 0.165%, due 5/27/14	$16,000,000	$15,995,893
Bank of Nova Scotia, 0.195%, due 6/25/14	1,332,000	1,331,387
Wells Fargo & Co., 0.21%, due 8/13/14	9,983,000	9,975,197
Wells Fargo & Co., 0.2%, due 6/03/14	9,000,000	8,996,850

		$36,299,327

Pharmaceuticals – 3.4%
Merck & Co., Inc., 0.06%, due 4/25/14 (t)	$15,942,000	$15,941,362

Retailers – 2.5%
Wal-Mart Stores, Inc., 0.05%, due 4/07/14 (t)	$11,590,000	$11,589,903

Total Commercial Paper, at Amortized Cost and Value		$222,778,750

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 39.0%
Federal Home Loan Bank, 0.04%, due 4/02/14	$6,880,000	$6,879,992
Federal Home Loan Bank, 0.055%, due 4/02/14	9,825,000	9,824,985
Federal Home Loan Bank, 0.06%, due 4/02/14	10,323,000	10,322,983
Federal Home Loan Bank, 0.1%, due 4/04/14	3,750,000	3,749,969
Federal Home Loan Bank, 0.04%, due 4/09/14	5,799,000	5,798,948
Federal Home Loan Bank, 0.09%, due 4/09/14	791,000	790,984
Federal Home Loan Bank, 0.04%, due 4/11/14	3,885,000	3,884,957

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.06%, due 4/23/14	$18,338,000	$18,337,328
Federal Home Loan Bank, 0.055%, due 5/02/14	26,460,000	26,458,747
Federal Home Loan Bank, 0.08%, due 5/07/14	7,173,000	7,172,426
Federal Home Loan Bank, 0.11%, due 5/14/14	7,600,000	7,599,001
Freddie Mac, 0.1%, due 5/06/14	4,252,000	4,251,587
U.S. Treasury Bill, 0.05%, due 4/17/14	19,030,000	19,029,577
U.S. Treasury Bill, 0.07%, due 4/24/14	3,384,000	3,383,849
U.S. Treasury Bill, 0.075%, due 5/01/14	19,330,000	19,328,792
U.S. Treasury Bill, 0.06%, due 7/31/14	17,668,000	17,664,437
U.S. Treasury Bill, 0.07%, due 8/28/14	16,857,000	16,852,116

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$181,330,678

FLOATING RATE DEMAND NOTES – 2.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 4/01/14	$3,300,000	$3,300,000

Issuer	Shares/Par	Value ($)

FLOATING RATE DEMAND NOTES – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 4/01/14	$7,200,000	$7,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.06%, due 4/01/14	2,600,000	2,600,000

Total Floating Rate Demand Notes, at Cost and Value		$13,100,000

REPURCHASE AGREEMENTS – 0.3%
Goldman Sachs, 0.07%, dated 3/31/14, due 4/01/14, total to be received $1,535,003 (secured by U.S. Treasury and Federal Agency obligations valued at $1,565,706 in a jointly traded account), at Cost and Value	$1,535,000	$1,535,000

Total Investments, at Amortized Cost and Value		$465,932,428

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(351,266)

Net Assets – 100.0%		$465,581,162

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $465,932,428.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$465,932,428	$—	$465,932,428

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

March 31, 2014

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 4.1%
Precision Castparts Corp.	25,129	$6,351,603
United Technologies Corp.	154,360	18,035,422

		$24,387,025

Alcoholic Beverages – 2.1%
Beam, Inc.	28,870	$2,404,871
Pernod Ricard S.A.	86,071	10,019,645

		$12,424,516

Apparel Manufacturers – 4.5%
LVMH Moet Hennessy Louis Vuitton S.A.	78,237	$14,221,989
NIKE, Inc., “B”	81,750	6,038,055
VF Corp.	108,742	6,728,955

		$26,988,999

Automotive – 1.0%
Johnson Controls, Inc.	120,120	$5,684,078

Broadcasting – 8.5%
Discovery Communications, Inc., “A” (a)	85,880	$7,102,276
Omnicom Group, Inc.	50,770	3,685,902
Time Warner, Inc.	206,580	13,495,871
Twenty-First Century Fox, Inc.	225,920	7,222,662
Viacom, Inc., “B”	49,700	4,224,003
Walt Disney Co.	188,980	15,131,629

		$50,862,343

Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	107,860	$2,947,814
CME Group, Inc.	79,630	5,893,416
Franklin Resources, Inc.	242,808	13,155,337

		$21,996,567

Business Services – 5.2%
Accenture PLC, “A”	302,170	$24,088,992
Cognizant Technology Solutions Corp., “A” (a)	94,800	4,797,828
MSCI, Inc., “A” (a)	47,820	2,057,216

		$30,944,036

Chemicals – 1.5%
Monsanto Co.	77,306	$8,795,104

Computer Software – 2.9%
Oracle Corp.	429,760	$17,581,482

Computer Software – Systems – 4.6%
Apple, Inc.	10,550	$5,662,607
EMC Corp.	542,600	14,872,666
International Business Machines Corp.	36,068	6,942,729

		$27,478,002

Construction – 1.0%
Sherwin-Williams Co.	30,758	$6,063,325

Consumer Products – 6.2%
Church & Dwight Co., Inc.	55,250	$3,816,118

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Colgate-Palmolive Co.	295,623	$19,177,064
Procter & Gamble Co.	176,141	14,196,965

		$37,190,147

Electrical Equipment – 9.4%
Amphenol Corp., “A”	48,040	$4,402,866
Danaher Corp.	255,260	19,144,500
Mettler-Toledo International, Inc. (a)	34,439	8,116,584
Sensata Technologies Holding B.V. (a)	338,630	14,439,183
W.W. Grainger, Inc.	40,145	10,143,036

		$56,246,169

Electronics – 3.0%
Microchip Technology, Inc.	194,150	$9,272,604
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	421,799	8,444,416

		$17,717,020

Energy – Independent – 0.8%
Occidental Petroleum Corp.	51,820	$4,937,928

Food & Beverages – 4.7%
Groupe Danone	159,714	$11,294,136
Mead Johnson Nutrition Co., “A”	145,600	12,105,184
PepsiCo, Inc.	55,000	4,592,500

		$27,991,820

Food & Drug Stores – 2.4%
CVS Caremark Corp.	193,566	$14,490,351

General Merchandise – 0.6%
Target Corp.	54,620	$3,305,056

Internet – 5.2%
eBay, Inc. (a)	83,190	$4,595,416
Google, Inc., “A” (a)	23,605	26,308,009

		$30,903,425

Medical & Health Technology & Services – 2.7%
Express Scripts Holding Co. (a)	181,087	$13,597,823
Patterson Cos., Inc.	66,422	2,773,783

		$16,371,606

Medical Equipment – 6.6%
Abbott Laboratories	202,240	$7,788,262
DENTSPLY International, Inc.	191,350	8,809,754
St. Jude Medical, Inc.	52,490	3,432,321
Thermo Fisher Scientific, Inc.	115,070	13,836,017
Waters Corp. (a)	52,970	5,742,478

		$39,608,832

Metals & Mining – 0.5%
Rio Tinto Ltd.	50,170	$2,791,516

Oil Services – 2.8%
Schlumberger Ltd.	168,690	$16,447,275

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.6%
MasterCard, Inc., “A”	98,719	$7,374,309
Visa, Inc., “A”	91,572	19,766,732

		$27,141,041

Pharmaceuticals – 4.4%
Allergan, Inc.	36,247	$4,498,253
Johnson & Johnson	97,090	9,537,151
Zoetis, Inc.	420,710	12,175,347

		$26,210,751

Railroad & Shipping – 0.6%
Kuehne & Nagel, Inc. AG	24,100	$3,372,174

Restaurants – 1.7%
McDonald’s Corp.	104,650	$10,258,840

Specialty Chemicals – 1.8%
Praxair, Inc.	80,178	$10,500,913

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	28,199	$4,230,584

Trucking – 1.3%
Expeditors International of Washington, Inc.	196,660	$7,793,636

Total Common Stocks		$590,714,561

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3,369,876	$3,369,876

Total Investments		$594,084,437

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,150,822

Net Assets – 100.0%		$596,235,259

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$590,714,561	$—	$—	$590,714,561
Mutual Funds	3,369,876	—	—	3,369,876
Total Investments	$594,084,437	$—	$—	$594,084,437

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$440,663,856
Gross unrealized appreciation	155,968,533
Gross unrealized depreciation	(2,547,952)
Net unrealized appreciation (depreciation)	$153,420,581

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139	25,463,631	(22,093,894)	3,369,876

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$649	$3,369,876

4

QUARTERLY REPORT

March 31, 2014

MFS® EMERGING MARKETS

EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Airlines – 0.4%
Copa Holdings S.A., “A”	2,086	$302,866

Alcoholic Beverages – 2.6%
AmBev S.A., ADR	107,225	$794,537
SABMiller PLC	26,630	1,329,666

		$2,124,203

Apparel Manufacturers – 4.4%
Belle International Holdings Ltd.	639,000	$636,817
Cia. Hering S.A.	29,200	352,356
Li & Fung Ltd.	1,096,000	1,619,308
Stella International Holdings	415,500	994,222

		$3,602,703

Automotive – 5.5%
Exide Industries Ltd.	322,011	$653,215
Guangzhou Automobile Group Co. Ltd., “H”	1,384,000	1,454,213
Kia Motors Corp.	42,810	2,384,925

		$4,492,353

Brokerage & Asset Managers – 1.6%
BM&F Bovespa S.A.	194,300	$963,365
Bolsa Mexicana de Valores S.A. de C.V.	168,100	331,552

		$1,294,917

Business Services – 3.3%
Cognizant Technology Solutions Corp., “A” (a)	46,310	$2,343,749
LPS Brasil – Consultoria de Imoveis S.A.	54,600	310,419

		$2,654,168

Cable TV – 4.1%
Astro Malaysia Holdings Berhad	975,000	$955,443
Naspers Ltd.	21,878	2,413,355

		$3,368,798

Computer Software – Systems – 1.6%
Hon Hai Precision Industry Co. Ltd.	453,009	$1,283,792

Conglomerates – 0.7%
First Pacific Co. Ltd.	567,400	$563,998

Construction – 2.2%
Anhui Conch Cement Co. Ltd.	275,500	$1,180,993
CEMEX S.A. de C.V., ADR (a)	35,710	451,017
Grasim Industries Ltd.	2,570	124,280

		$1,756,290

Consumer Products – 1.6%
Dabur India Ltd.	361,211	$1,086,551
Kimberly-Clark de Mexico S.A. de C.V., “A”	89,910	240,761

		$1,327,312

Consumer Services – 2.4%
Abril Educacao S.A., IEU (a)	20,030	$245,409
Anhanguera Educacional Participacoes S.A.	63,900	394,271

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – continued
Estacio Participacoes S.A.	68,290	$688,016
Kroton Educacional S.A.	27,316	600,735

		$1,928,431

Electronics – 11.3%
MediaTek, Inc.	107,000	$1,579,394
Samsung Electronics Co. Ltd.	1,614	2,036,359
Seoul Semiconductor Co. Ltd.	13,349	568,096
Siliconware Precision Industries Co. Ltd.	912,000	1,212,905
Taiwan Semiconductor Manufacturing Co. Ltd.	980,258	3,814,484

		$9,211,238

Energy – Independent – 3.5%
China Shenhua Energy Co. Ltd.	412,000	$1,189,815
INPEX Corp.	27,200	352,863
Reliance Industries Ltd.	85,369	1,330,440

		$2,873,118

Energy – Integrated – 3.1%
OAO Gazprom, ADR	114,514	$881,758
OAO NOVATEK, GDR	3,900	429,000
Petroleo Brasileiro S.A., ADR	94,742	1,245,857

		$2,556,615

Engineering – Construction – 1.2%
Mills Estruturas e Servicos de Engenharia S.A.	51,400	$634,288
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	23,300	314,248

		$948,536

Food & Beverages – 0.9%
Arca Continental S.A.B de C.V.	40,776	$243,553
M. Dias Branco S.A. Industria e Comercio de Alimentos	12,300	495,469

		$739,022

Food & Drug Stores – 2.8%
Dairy Farm International Holdings Ltd.	47,700	$464,598
E-Mart Co. Ltd.	3,896	893,066
Magnit OJSC	2,696	622,730
Wumart Stores, Inc., “H”	301,000	293,375

		$2,273,769

Forest & Paper Products – 0.5%
Fibria Celulose S.A. (a)	38,900	$432,546

Gaming & Lodging – 1.1%
Minor International PLC	432,930	$330,970
Shangri-La Asia Ltd.	354,000	579,617

		$910,587

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.4%
PT Mitra Adiperkasa Tbk	327,000	$179,908
Woolworths Ltd.	136,904	954,219

		$1,134,127

Health Maintenance Organizations – 1.1%
OdontoPrev S.A.	136,300	$541,836
Qualicorp S.A. (a)	37,000	374,240

		$916,076

Insurance – 2.9%
Brasil Insurance Participacoes e Administracao S.A.	83,500	$419,892
Cathay Financial Holding Co. Ltd.	570,000	831,065
China Pacific Insurance Co. Ltd.	298,200	1,064,931

		$2,315,888

Internet – 1.8%
51job, Inc., ADR (a)	6,230	$443,888
NAVER Corp.	1,424	1,035,442

		$1,479,330

Machinery & Tools – 1.7%
Glory Ltd.	25,800	$707,147
Thermax Ltd.	20,015	250,747
TK Corp. (a)	23,587	437,638

		$1,395,532

Major Banks – 1.9%
Banco Do Brasil S.A.	41,780	$419,825
Standard Chartered PLC	54,293	1,134,648

		$1,554,473

Medical Equipment – 0.5%
Top Glove Corp.	274,900	$416,706

Metals & Mining – 4.6%
Gerdau S.A., ADR	60,760	$389,472
Grupo Mexico S.A.B. de C.V., “B”	163,517	516,396
Iluka Resources Ltd.	112,854	1,037,189
Steel Authority of India Ltd.	428,684	512,504
Vale S.A., ADR	93,058	1,286,992

		$3,742,553

Network & Telecom – 0.7%
VTech Holdings Ltd.	42,100	$541,142

Oil Services – 1.0%
Lamprell PLC (a)	193,540	$448,498
OAO TMK, GDR	43,430	380,013

		$828,511

Other Banks & Diversified Financials – 14.1%
Banco De Oro Unibank, Inc.	437,030	$828,354
China Construction Bank	1,937,670	1,356,481
Credicorp Ltd.	5,647	778,834
E.Sun Financial Holding Co. Ltd.	991,000	597,155
Gentera S.A.B. de C.V.	130,750	238,956
Grupo Financiero Banorte S.A. de C.V.	62,200	418,446
Housing Development Finance Corp. Ltd.	151,792	2,246,539
Itau Unibanco Holding S.A., ADR	26,897	399,689
Kasikornbank Co. Ltd.	65,100	371,255

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Kasikornbank PLC, NVDR	287,500	$1,577,528
Komercni Banka A.S.	3,688	880,990
Sberbank of Russia	457,710	1,093,779
Turkiye Garanti Bankasi A.S.	189,371	647,846

		$11,435,852

Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	123,200	$316,788

Railroad & Shipping – 1.2%
CCR S.A.	34,040	$261,338
Diana Shipping, Inc. (a)	56,970	683,070

		$944,408

Real Estate – 2.7%
Brasil Brokers Participacoes	119,400	$268,374
Concentradora Fibra Danhos S.A. de C.V., REIT	208,800	425,261
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	178,300	301,002
Hang Lung Properties Ltd.	259,000	744,627
Macquarie Mexico Real Estate S.A. de C.V., REIT	224,300	420,579

		$2,159,843

Restaurants – 0.5%
Ajisen China Holdings Ltd.	486,000	$438,600

Telecommunications – Wireless – 4.6%
America Movil S.A.B. de C.V., “L”, ADR	30,734	$610,992
China Mobile Ltd.	72,500	663,637
Mobile TeleSystems OJSC, ADR	34,962	611,485
MTN Group Ltd.	51,677	1,058,034
Turkcell Iletisim Hizmetleri A.S. (a)	140,640	785,460

		$3,729,608

Telephone Services – 1.8%
China Unicom (Hong Kong) Ltd.	296,000	$389,248
PT XL Axiata Tbk	1,412,500	548,891
Telekomunikacja Polska S.A.	140,170	479,780

		$1,417,919

Utilities – Electric Power – 1.6%
Alupar Investimento S.A., IEU (a)	39,600	$312,926
CESC Ltd.	80,341	674,301
Energias do Brasil S.A.	73,600	334,103

		$1,321,330

Utilities – Water – 0.2%
Aguas Andinas S.A.	298,928	$187,411

Total Common Stocks		$80,921,359

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	608,920	$608,920

Total Investments		$81,530,279

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(162,776)

Net Assets – 100.0%		$81,367,503

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$12,165,956	$—	$—	$12,165,956
Taiwan	9,318,795	—	—	9,318,795
China	9,111,997	—	—	9,111,997
South Korea	7,355,524	—	—	7,355,524
India	6,878,577	—	—	6,878,577
Hong Kong	5,507,512	—	—	5,507,512
Mexico	4,829,551	—	—	4,829,551
South Africa	4,425,607	—	—	4,425,607
Russia	2,302,256	1,716,510	—	4,018,766
Other Countries	16,429,213	879,861	—	17,309,074
Mutual Funds	608,920	—	—	608,920
Total Investments	$78,933,908	$2,596,371	$—	$81,530,279

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $548,891 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $12,183,659 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$71,757,839
Gross unrealized appreciation	14,182,185
Gross unrealized depreciation	(4,409,745)
Net unrealized appreciation (depreciation)	$9,772,440

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	165,075	6,709,714	(6,265,869)	608,920

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$126	$608,920

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

Brazil	14.9%
Taiwan	11.4%
China	11.2%
South Korea	9.0%
India	8.4%
Hong Kong	6.8%
Mexico	5.9%
South Africa	5.4%
Russia	4.9%
Other Countries	22.1%

5

QUARTERLY REPORT

March 31, 2014

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 7.0%
Honeywell International, Inc.	69,410	$6,438,472
Lockheed Martin Corp.	47,337	7,727,292
Northrop Grumman Corp.	23,270	2,871,053
United Technologies Corp.	59,845	6,992,290

		$24,029,107

Alcoholic Beverages – 1.5%
Diageo PLC	161,536	$5,011,762

Automotive – 1.9%
Delphi Automotive PLC	35,060	$2,379,172
General Motors Co.	19,300	664,306
Johnson Controls, Inc.	72,935	3,451,284

		$6,494,762

Broadcasting – 3.7%
Omnicom Group, Inc.	56,008	$4,066,181
Time Warner, Inc.	15,430	1,008,042
Viacom, Inc., “B”	33,380	2,836,966
Walt Disney Co.	58,482	4,682,654

		$12,593,843

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	10,053	$3,161,467
Franklin Resources, Inc.	83,314	4,513,953
NASDAQ OMX Group, Inc.	43,198	1,595,734

		$9,271,154

Business Services – 2.8%
Accenture PLC, “A”	86,077	$6,862,058
Fidelity National Information Services, Inc.	17,890	956,221
Fiserv, Inc. (a)	32,220	1,826,552

		$9,644,831

Cable TV – 1.0%
Comcast Corp., “Special A”	68,860	$3,357,614

Chemicals – 3.3%
3M Co.	49,982	$6,780,558
PPG Industries, Inc.	23,464	4,539,345

		$11,319,903

Computer Software – 1.4%
Oracle Corp.	121,773	$4,981,733

Computer Software – Systems – 1.9%
International Business Machines Corp.	34,092	$6,562,369

Construction – 0.7%
Stanley Black & Decker, Inc.	30,076	$2,443,374

Consumer Products – 0.5%
Procter & Gamble Co.	22,198	$1,789,159

Containers – 0.4%
Crown Holdings, Inc. (a)	28,270	$1,264,800

Electrical Equipment – 2.8%
Danaher Corp.	56,610	$4,245,750

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair Ltd.	17,406	$1,380,992
Tyco International Ltd.	90,870	3,852,888

		$9,479,630

Electronics – 0.6%
Intel Corp.	82,562	$2,130,925

Energy – Independent – 2.2%
Apache Corp.	18,555	$1,539,137
EOG Resources, Inc.	7,048	1,382,606
Occidental Petroleum Corp.	48,867	4,656,536

		$7,578,279

Energy – Integrated – 3.8%
Chevron Corp.	43,680	$5,193,989
Exxon Mobil Corp.	79,687	7,783,826

		$12,977,815

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	24,760	$1,182,538
Dr Pepper Snapple Group, Inc.	31,320	1,705,687
General Mills, Inc.	100,320	5,198,582
Groupe Danone	38,225	2,703,071
Kellogg Co.	16,290	1,021,546
Nestle S.A.	80,806	6,082,958

		$17,894,382

Food & Drug Stores – 1.8%
CVS Caremark Corp.	83,873	$6,278,733

General Merchandise – 1.6%
Kohl’s Corp.	15,580	$884,944
Target Corp.	79,000	4,780,290

		$5,665,234

Insurance – 7.4%
ACE Ltd.	36,210	$3,586,963
Aon PLC	38,140	3,214,439
Chubb Corp.	27,395	2,446,374
MetLife, Inc.	126,448	6,676,454
Prudential Financial, Inc.	46,847	3,965,599
Travelers Cos., Inc.	64,685	5,504,694

		$25,394,523

Leisure & Toys – 0.7%
Hasbro, Inc.	30,093	$1,673,773
Mattel, Inc.	18,060	724,387

		$2,398,160

Machinery & Tools – 1.3%
Eaton Corp. PLC	40,590	$3,049,121
Illinois Tool Works, Inc.	17,690	1,438,728

		$4,487,849

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.4%
Bank of New York Mellon Corp.	142,955	$5,044,882
Goldman Sachs Group, Inc.	40,148	6,578,250
JPMorgan Chase & Co.	233,012	14,146,159
PNC Financial Services Group, Inc.	29,585	2,573,895
State Street Corp.	44,825	3,117,579
Wells Fargo & Co.	221,922	11,038,400

		$42,499,165

Medical & Health Technology & Services – 1.4%
Express Scripts Holding Co. (a)	45,560	$3,421,100
Quest Diagnostics, Inc.	22,020	1,275,398

		$4,696,498

Medical Equipment – 4.6%
Abbott Laboratories	99,542	$3,833,362
Covidien PLC	28,050	2,066,163
Medtronic, Inc.	66,180	4,072,717
St. Jude Medical, Inc.	38,220	2,499,206
Thermo Fisher Scientific, Inc.	27,415	3,296,380

		$15,767,828

Other Banks & Diversified Financials – 1.2%
U.S. Bancorp	74,960	$3,212,786
Western Union Co.	57,145	934,892

		$4,147,678

Pharmaceuticals – 8.3%
Johnson & Johnson	123,367	$12,118,340
Merck & Co., Inc.	62,362	3,540,291
Novartis AG	12,550	1,064,702
Pfizer, Inc.	336,618	10,812,170
Roche Holding AG	3,572	1,070,731
Zoetis, Inc.	3,020	87,399

		$28,693,633

Printing & Publishing – 0.7%
McGraw-Hill Cos., Inc.	17,910	$1,366,533
Moody’s Corp.	12,620	1,001,018

		$2,367,551

Railroad & Shipping – 0.6%
Canadian National Railway Co.	37,360	$2,100,379

Restaurants – 1.0%
McDonald’s Corp.	36,980	$3,625,149

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.1%
Valspar Corp.	4,360	$314,443

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	15,650	$1,979,725
Bed Bath & Beyond, Inc. (a)	12,960	891,648
Staples, Inc.	112,450	1,275,183

		$4,146,556

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	601,710	$2,209,919

Telephone Services – 2.7%
AT&T, Inc.	84,842	$2,975,409
Verizon Communications, Inc.	130,074	6,187,620

		$9,163,029

Tobacco – 5.5%
Altria Group, Inc.	41,302	$1,545,934
Imperial Tobacco Group PLC	16,777	677,708
Lorillard, Inc.	79,470	4,297,738
Philip Morris International, Inc.	149,335	12,226,056

		$18,747,436

Trucking – 1.5%
United Parcel Service, Inc., “B”	53,870	$5,245,861

Utilities – Electric Power – 0.8%
Duke Energy Corp.	15,890	$1,131,686
PPL Corp.	26,176	867,473
Public Service Enterprise Group, Inc.	16,173	616,838

		$2,615,997

Total Common Stocks		$339,391,063

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp, 7.5%	5,450	$362,805

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,753,511	$1,753,511

Total Investments		$341,507,379

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,173,273

Net Assets – 100.0%		$343,680,652

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$339,753,868	$—	$—	$339,753,868
Mutual Funds	1,753,511	—	—	1,753,511
Total Investments	$341,507,379	$—	$—	$341,507,379

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$219,563,210
Gross unrealized appreciation	122,815,727
Gross unrealized depreciation	(871,558)
Net unrealized appreciation (depreciation)	$121,944,169

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,939,332	12,082,225	(13,268,046)	1,753,511

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$557	$1,753,511

4

QUARTERLY REPORT

March 31, 2014

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 3.2%
Honeywell International, Inc.	21,620	$2,005,471
Precision Castparts Corp.	5,411	1,367,684
United Technologies Corp.	16,440	1,920,850

		$5,294,005

Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A” (a)	5,800	$492,826

Apparel Manufacturers – 1.3%
Guess?, Inc.	11,440	$315,744
NIKE, Inc., “B”	9,680	714,965
PVH Corp.	6,061	756,231
VF Corp.	7,084	438,358

		$2,225,298

Automotive – 1.8%
Delphi Automotive PLC	18,290	$1,241,159
General Motors Co.	32,810	1,129,320
Johnson Controls, Inc.	13,810	653,489

		$3,023,968

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	4,000	$608,520
Biogen Idec, Inc. (a)	4,260	1,303,006
Illumina, Inc. (a)	490	72,843

		$1,984,369

Broadcasting – 2.8%
RetailMeNot, Inc. (a)	36,840	$1,178,880
Time Warner, Inc.	11,970	782,000
Twenty-First Century Fox, Inc.	58,070	1,856,498
Walt Disney Co.	11,480	919,204

		$4,736,582

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	1,390	$278,069
BlackRock, Inc.	1,553	488,387
Franklin Resources, Inc.	10,038	543,859
NASDAQ OMX Group, Inc.	15,129	558,865

		$1,869,180

Business Services – 1.7%
Accenture PLC, “A”	7,570	$603,480
Bright Horizons Family Solutions, Inc. (a)	17,120	669,563
Fidelity National Information Services, Inc.	15,500	828,475
FleetCor Technologies, Inc. (a)	3,760	432,776
Forrester Research, Inc.	7,570	271,382

		$2,805,676

Cable TV – 1.4%
Comcast Corp., “Special A”	28,510	$1,390,148
Time Warner Cable, Inc.	6,300	864,234

		$2,254,382

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.7%
Agrium, Inc.	5,510	$536,945
Celanese Corp.	12,480	692,765
LyondellBasell Industries N.V., “A”	8,440	750,654
Monsanto Co.	7,143	812,659

		$2,793,023

Computer Software – 3.6%
Check Point Software Technologies Ltd. (a)	21,650	$1,464,190
Citrix Systems, Inc. (a)	11,700	671,931
Microsoft Corp.	5,410	221,756
Oracle Corp.	30,860	1,262,483
Qlik Technologies, Inc. (a)	34,390	914,430
Salesforce.com, Inc. (a)	25,424	1,451,456

		$5,986,246

Computer Software – Systems – 6.2%
Apple, Inc. (s)	6,712	$3,602,599
EMC Corp.	50,010	1,370,774
Hewlett-Packard Co.	98,060	3,173,222
NCR Corp. (a)	7,300	266,815
SS&C Technologies Holdings, Inc. (a)	17,740	709,955
Vantiv, Inc., “A” (a)	37,750	1,140,805

		$10,264,170

Construction – 0.8%
Pool Corp.	3,710	$227,497
Sherwin-Williams Co.	5,977	1,178,246

		$1,405,743

Consumer Products – 2.3%
Colgate-Palmolive Co.	17,591	$1,141,128
Newell Rubbermaid, Inc.	15,940	476,606
Procter & Gamble Co.	27,320	2,201,992

		$3,819,726

Consumer Services – 1.9%
HomeAway, Inc. (a)	21,200	$798,604
ITT Educational Services, Inc. (a)	11,000	315,480
Nord Anglia Education, Inc. (a)	14,240	272,981
Priceline.com, Inc. (a)	1,443	1,719,897

		$3,106,962

Containers – 0.5%
Crown Holdings, Inc. (a)	4,700	$210,278
Packaging Corp. of America	7,900	555,923

		$766,201

Electrical Equipment – 1.6%
AMETEK, Inc.	11,360	$584,926
Danaher Corp.	14,550	1,091,250
Sensata Technologies Holding B.V. (a)	17,670	753,449
W.W. Grainger, Inc.	1,001	252,913

		$2,682,538

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.4%
Altera Corp.	28,490	$1,032,478
Avago Technologies Ltd.	13,490	868,891
KLA-Tencor Corp.	12,250	846,965
Microchip Technology, Inc.	26,600	1,270,416

		$4,018,750

Energy – Independent – 3.8%
Anadarko Petroleum Corp.	7,520	$637,395
Antero Resources Corp. (a)	3,910	244,766
Athlon Energy, Inc. (a)	5,100	180,795
Cabot Oil & Gas Corp.	8,450	286,286
Clayton Williams Energy, Inc. (a)	890	100,579
Concho Resources, Inc. (a)	2,220	271,950
CONSOL Energy, Inc.	3,330	133,034
EOG Resources, Inc.	3,043	596,945
Goodrich Petroleum Corp. (a)	13,520	213,886
Gulfport Energy Corp. (a)	2,520	179,374
Marathon Petroleum Corp.	14,760	1,284,710
Noble Energy, Inc.	11,708	831,736
PDC Energy, Inc. (a)	2,920	181,799
Peabody Energy Corp.	3,540	57,844
Pioneer Natural Resources Co.	4,125	771,953
Rice Energy, Inc. (a)	10,450	275,776

		$6,248,828

Energy – Integrated – 3.5%
Chevron Corp.	14,590	$1,734,897
Exxon Mobil Corp. (s)	16,946	1,655,285
Hess Corp.	29,530	2,447,446

		$5,837,628

Food & Beverages – 2.6%
Coca-Cola Co.	44,080	$1,704,133
General Mills, Inc.	14,870	770,563
Mead Johnson Nutrition Co., “A”	4,800	399,072
Mondelez International, Inc.	31,100	1,074,505
WhiteWave Foods Co., “A” (a)	16,120	460,065

		$4,408,338

Food & Drug Stores – 0.9%
CVS Caremark Corp.	14,770	$1,105,682
Fairway Group Holdings Corp. (a)	49,380	377,263

		$1,482,945

Gaming & Lodging – 0.8%
Wynn Resorts Ltd.	5,775	$1,282,916

General Merchandise – 1.5%
Kohl’s Corp.	16,730	$950,264
Target Corp.	26,520	1,604,725

		$2,554,989

Health Maintenance Organizations – 0.8%
Aetna, Inc.	12,210	$915,384
UnitedHealth Group, Inc.	5,710	468,163

		$1,383,547

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 3.4%
ACE Ltd.	11,970	$1,185,748
American International Group, Inc.	41,320	2,066,413
MetLife, Inc.	45,460	2,400,288

		$5,652,449

Internet – 3.3%
ChannelAdvisor Corp. (a)	7,920	$298,901
eBay, Inc. (a)	15,400	850,696
Facebook, Inc., “A” (a)	13,780	830,107
Google, Inc., “A” (a)	2,680	2,986,887
LinkedIn Corp., “A” (a)	2,971	549,457

		$5,516,048

Leisure & Toys – 0.1%
Mattel, Inc.	4,980	$199,748

Machinery & Tools – 2.7%
Colfax Corp. (a)	8,630	$615,578
Eaton Corp. PLC	15,700	1,179,384
Joy Global, Inc.	15,730	912,340
Kennametal, Inc.	9,850	436,355
Roper Industries, Inc.	10,174	1,358,331

		$4,501,988

Major Banks – 4.3%
Bank of America Corp.	39,110	$672,692
Goldman Sachs Group, Inc.	3,782	619,681
JPMorgan Chase & Co. (s)	35,260	2,140,635
Morgan Stanley	20,690	644,907
State Street Corp.	11,260	783,133
Wells Fargo & Co.	44,790	2,227,855

		$7,088,903

Medical & Health Technology & Services – 1.3%
Catamaran Corp. (a)	7,230	$323,615
Cerner Corp. (a)	3,830	215,438
Express Scripts Holding Co. (a)	16,800	1,261,512
Henry Schein, Inc. (a)	2,480	296,038

		$2,096,603

Medical Equipment – 4.2%
Abbott Laboratories	39,800	$1,532,698
AtriCure, Inc. (a)	11,450	215,375
Cooper Cos., Inc.	6,878	944,762
Covidien PLC	19,400	1,429,004
DexCom, Inc. (a)	2,060	85,202
Endologix, Inc. (a)	8,480	109,138
GenMark Diagnostics, Inc. (a)	12,240	121,666
Heartware International, Inc. (a)	2,780	260,708
Sirona Dental Systems, Inc. (a)	3,050	227,744
Stryker Corp.	15,050	1,226,124
TearLab Corp. (a)	30,720	207,667
Thermo Fisher Scientific, Inc.	5,310	638,474

		$6,998,562

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.4%
First Quantum Minerals Ltd.	16,770	$309,915
Lundin Mining Corp. (a)	70,730	325,019

		$634,934

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	10,520	$388,609

Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	14,560	$662,626
Kinder Morgan, Inc.	9,920	322,301

		$984,927

Network & Telecom – 0.0%
Qualcomm, Inc.	900	$70,974

Oil Services – 1.6%
Cameron International Corp. (a)	9,550	$589,904
Halliburton Co.	18,570	1,093,587
Schlumberger Ltd.	10,520	1,025,700

		$2,709,191

Other Banks & Diversified Financials – 5.8%
American Express Co.	11,500	$1,035,345
BB&T Corp.	24,380	979,345
Cathay General Bancorp, Inc.	11,030	277,846
Citigroup, Inc.	34,860	1,659,336
Discover Financial Services	32,320	1,880,701
EuroDekania Ltd. (z)	100,530	54,013
Fifth Third Bancorp	45,760	1,050,192
PrivateBancorp, Inc.	23,140	706,001
Texas Capital Bancshares, Inc. (a)	4,800	311,712
Visa, Inc., “A”	7,772	1,677,664

		$9,632,155

Pharmaceuticals – 5.5%
Actavis PLC (a)	5,450	$1,121,883
Bristol-Myers Squibb Co.	20,460	1,062,897
Endo International PLC (a)	11,690	802,516
Forest Laboratories, Inc. (a)	9,400	867,338
Perrigo Co. PLC	4,861	751,802
Pfizer, Inc.	72,602	2,331,976
Valeant Pharmaceuticals International, Inc. (a)	13,020	1,716,427
Zoetis, Inc.	20,090	581,405

		$9,236,244

Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	4,237	$637,372
Diana Shipping, Inc. (a)	24,300	291,357
Kansas City Southern Co.	2,669	272,398
Union Pacific Corp.	6,371	1,195,582

		$2,396,709

Real Estate – 3.1%
Digital Realty Trust, Inc., REIT	15,750	$836,010
Equity Lifestyle Properties, Inc., REIT	23,880	970,722
Mid-America Apartment Communities, Inc., REIT	17,910	1,222,716

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Public Storage, Inc., REIT	1,940	$326,871
Tanger Factory Outlet Centers, Inc., REIT	24,830	869,050
Weyerhaeuser Co., REIT	31,510	924,819

		$5,150,188

Restaurants – 1.2%
McDonald’s Corp.	11,958	$1,172,243
YUM! Brands, Inc.	10,190	768,224

		$1,940,467

Specialty Chemicals – 1.2%
FMC Corp.	9,930	$760,241
Taminco Corp. (a)	15,780	331,538
W.R. Grace & Co. (a)	9,880	979,800

		$2,071,579

Specialty Stores – 2.3%
AutoZone, Inc. (a)	1,942	$1,043,048
Bed Bath & Beyond, Inc. (a)	13,020	895,776
Children’s Place Retail Stores, Inc.	8,600	428,366
Ross Stores, Inc.	11,950	855,023
Urban Outfitters, Inc. (a)	18,250	665,578

		$3,887,791

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	21,060	$1,724,182

Telephone Services – 1.4%
Verizon Communications, Inc.	49,090	$2,335,211

Tobacco – 1.1%
Lorillard, Inc.	8,310	$449,405
Philip Morris International, Inc.	17,330	1,418,807

		$1,868,212

Trucking – 0.7%
Expeditors International of Washington, Inc.	4,990	$197,754
Swift Transportation Co. (a)	41,250	1,020,935

		$1,218,689

Utilities – Electric Power – 2.5%
American Electric Power Co., Inc.	11,890	$602,347
Calpine Corp. (a)	24,330	508,740
CMS Energy Corp.	21,220	621,322
Dominion Resources, Inc.	5,370	381,216
Edison International	9,740	551,381
Great Plains Energy, Inc.	19,290	521,602
NextEra Energy, Inc.	3,510	335,626
NRG Energy, Inc.	11,750	373,650
NRG Yield, Inc.	1,970	77,874
PG&E Corp.	3,640	157,248

		$4,131,006

Total Common Stocks		$165,164,205

3

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.0%
Business Services
Equinix, Inc. – June 2014 @ $190	9	$5,940

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,614,073	$1,614,073

Total Investments		$166,784,218

OTHER ASSETS, LESS LIABILITIES – 0.1%		99,418

Net Assets – 100.0%		$166,883,636

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$54,013
% of Net assets			0.0%

At March 31, 2014, the fund had cash collateral of $3,795 and other liquid securities with an aggregate value of $577,956 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$158,575,685	$—	$—	$158,575,685
Canada	4,511,919	—	—	4,511,919
Israel	1,464,190	—	—	1,464,190
Greece	291,357	—	—	291,357
Hong Kong	272,981	—	—	272,981
United Kingdom	—	—	54,013	54,013
Mutual Funds	1,614,073	—	—	1,614,073
Total Investments	$166,730,205	$—	$54,013	$166,784,218

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$93,352
Change in unrealized appreciation (depreciation)	(39,339)
Balance as of 3/31/14	$54,013

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2014 is $(39,339).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$132,450,186
Gross unrealized appreciation	37,266,387
Gross unrealized depreciation	(2,932,355)
Net unrealized appreciation (depreciation)	$34,334,032

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	966,711	8,425,089	(7,777,727)	1,614,073

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$275	$1,614,073

6

QUARTERLY REPORT

March 31, 2014

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.0%
Aerospace – 1.4%
Cobham PLC	3,116,104	$15,533,085

Alcoholic Beverages – 3.3%
Heineken N.V.	294,001	$20,462,133
Pernod Ricard S.A.	147,987	17,227,372

		$37,689,505

Automotive – 0.7%
USS Co. Ltd.	581,800	$8,167,691

Broadcasting – 1.4%
Fuji Television Network, Inc.	458,700	$8,421,610
Nippon Television Holdings, Inc.	465,100	7,597,332

		$16,018,942

Brokerage & Asset Managers – 1.9%
Computershare Ltd.	750,101	$8,417,291
Daiwa Securities Group, Inc.	828,000	7,203,837
IG Group Holdings PLC	620,880	6,495,254

		$22,116,382

Business Services – 8.4%
Amadeus IT Holding S.A.	524,814	$21,798,745
Brenntag AG	51,348	9,525,080
Bunzl PLC	785,465	20,899,430
Compass Group PLC	1,997,175	30,465,754
Nomura Research, Inc.	439,500	13,881,413

		$96,570,422

Chemicals – 1.3%
Givaudan S.A.	9,471	$14,644,938

Computer Software – 1.1%
Dassault Systems S.A.	33,347	$3,906,778
OBIC Co. Ltd.	280,000	8,843,676

		$12,750,454

Computer Software – Systems – 1.0%
Canon, Inc.	223,900	$6,922,103
Nintendo Co. Ltd.	26,200	3,112,067
Venture Corp. Ltd.	197,000	1,168,312

		$11,202,482

Construction – 1.4%
Geberit AG	48,461	$15,869,532

Consumer Products – 8.2%
Henkel KGaA, IPS	225,101	$24,225,816
Kao Corp.	937,900	33,230,638
KOSE Corp.	145,200	4,768,958
Reckitt Benckiser Group PLC	391,202	31,872,646

		$94,098,058

Containers – 1.7%
Brambles Ltd.	2,204,062	$18,927,883

Electrical Equipment – 1.8%
Legrand S.A.	230,553	$14,323,130

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Spectris PLC	173,908	$6,720,595

		$21,043,725

Electronics – 3.7%
ASM International N.V.	80,187	$3,218,531
Halma PLC	864,173	8,298,467
Hirose Electric Co. Ltd.	69,200	9,506,913
Infineon Technologies AG	546,480	6,521,255
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	738,487	14,784,510

		$42,329,676

Energy – Independent – 0.3%
Cairn Energy PLC (a)	1,248,485	$3,473,877

Energy – Integrated – 1.8%
Royal Dutch Shell PLC, “A”	564,575	$20,622,378

Food & Beverages – 7.0%
Groupe Danone	527,123	$37,275,372
ITO EN Ltd., IPS	108,500	2,428,281
Nestle S.A.	471,956	35,528,162
Toyo Suisan Kaisha Ltd.	164,000	5,473,817

		$80,705,632

Food & Drug Stores – 1.0%
Lawson, Inc.	162,600	$11,500,073

Insurance – 6.4%
Amlin PLC	464,871	$3,753,372
Catlin Group Ltd.	474,013	4,251,550
Delta Lloyd N.V.	290,310	8,048,902
Euler Hermes	33,055	4,171,300
Fairfax Financial Holdings Ltd.	13,410	5,822,524
Hiscox Ltd.	629,818	7,161,008
ING Groep N.V. (a)	755,749	10,697,891
Jardine Lloyd Thompson Group PLC	377,990	6,704,967
Sony Financial Holdings, Inc.	478,200	7,829,850
Zurich Insurance Group AG	48,944	15,025,623

		$73,466,987

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	58,700	$2,471,070
Yamaha Corp.	213,400	2,747,746

		$5,218,816

Machinery & Tools – 1.7%
Glory Ltd.	153,600	$4,209,993
Neopost S.A.	145,853	11,517,555
Schindler Holding AG	29,017	4,276,811

		$20,004,359

Major Banks – 2.7%
Bank of Ireland (a)	8,672,440	$3,679,856
HSBC Holdings PLC	1,673,966	16,953,822

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	247,500	$10,572,373

		$31,206,051

Medical & Health Technology & Services – 0.6%
Kobayashi Pharmaceutical Co. Ltd.	127,600	$7,355,714

Medical Equipment – 0.4%
Nihon Kohden Corp.	119,900	$4,780,202

Network & Telecom – 3.8%
Ericsson, Inc., “B”	2,008,370	$26,748,064
Nokia Oyj (a)	2,332,698	17,321,522

		$44,069,586

Other Banks & Diversified Financials – 3.9%
Chiba Bank Ltd.	523,000	$3,222,671
DnB NOR A.S.A.	761,451	13,238,092
Hachijuni Bank Ltd.	513,000	2,917,512
Joyo Bank Ltd.	739,000	3,687,303
Julius Baer Group Ltd.	117,957	5,234,379
Jyske Bank A.S. (a)	51,294	2,818,669
North Pacific Bank Ltd.	769,400	3,123,370
Sydbank A.S. (a)	104,909	2,684,986
UniCredit S.p.A.	883,562	8,070,293

		$44,997,275

Pharmaceuticals – 10.3%
Bayer AG	187,661	$25,382,583
GlaxoSmithKline PLC	1,246,030	33,060,533
Novartis AG	348,830	29,593,632
Roche Holding AG	75,309	22,574,385
Santen Pharmaceutical Co. Ltd.	163,000	7,232,863

		$117,843,996

Printing & Publishing – 0.7%
Pearson PLC	253,822	$4,498,184
United Business Media Ltd.	266,734	3,032,756

		$7,530,940

Real Estate – 3.7%
Deutsche Annington Immobilien SE (a)	323,393	$9,226,765
Deutsche Wohnen AG	531,055	11,383,816
Deutsche Wohnen AG (a)	379,773	7,931,623
GAGFAH S.A. (a)	149,959	2,276,632
LEG Immobilien AG (a)	97,738	6,410,625
TAG Immobilien AG	457,930	5,677,804

		$42,907,265

Specialty Chemicals – 0.9%
Symrise AG	210,606	$10,520,522

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.5%
Esprit Holdings Ltd.		3,570,158	$5,937,606

Telecommunications – Wireless – 4.9%
KDDI Corp.		628,200	$36,371,876
NTT DoCoMo, Inc.		501,200	7,905,378
Vodafone Group PLC		3,117,160	11,448,493

			$55,725,747

Telephone Services – 1.1%
TDC A.S.		1,094,059	$10,114,194
Telecom Italia S.p.A. – Savings Shares		2,992,421	2,799,183

			$12,913,377

Tobacco – 3.6%
British American Tobacco PLC		355,632	$19,775,911
Japan Tobacco, Inc.		678,800	21,308,066

			$41,083,977

Trucking – 1.9%
Yamato Holdings Co. Ltd.		982,500	$21,170,179

Total Common Stocks			$1,089,997,334

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.1%
JPY Currency – April 2014 @ $0.0098	JPY	3,298,654,110	$250,698
JPY Currency – June 2014 @ EUR 0.0071	JPY	960,031,205	192,966

Total Put Options Purchased			$443,664

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – June 2014 @ JPY 152.75	EUR	11,024,633	$11,785
EUR Currency – October 2014 @ JPY 144.20	EUR	6,194,648	192,325
EUR Currency – December 2014 @ JPY 155.25	EUR	10,911,362	109,474

Total Call Options Purchased			$313,584

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		49,644,856	$49,644,856

Total Investments			$1,140,399,438

OTHER ASSETS, LESS LIABILITIES – 0.6%			6,611,220

Net Assets – 100.0%			$1,147,010,658

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,089,997,334	$—	$—	$1,089,997,334
Purchased Currency Options	—	757,248	—	757,248
Mutual Funds	49,644,856	—	—	49,644,856
Total Investments	$1,139,642,190	$757,248	$—	$1,140,399,438

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $27,159,038 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

4

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$921,973,343
Gross unrealized appreciation	240,286,496
Gross unrealized depreciation	(21,860,401)
Net unrealized appreciation (depreciation)	$218,426,095

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,151,730	55,793,444	(46,300,318)	49,644,856

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,703	$49,644,856

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

Japan	24.3%
United Kingdom	22.2%
Switzerland	12.4%
Germany	10.4%
France	7.7%
United States	4.9%
Netherlands	3.7%
Australia	2.4%
Sweden	2.3%
Other Countries	9.7%

5

QUARTERLY REPORT

March 31, 2014

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Alcoholic Beverages – 1.9%
Heineken N.V.	30,617	$2,130,908
Pernod Ricard S.A.	41,723	4,857,032

		$6,987,940

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	3,014,000	$4,453,096
LVMH Moet Hennessy Louis Vuitton S.A.	23,461	4,264,761

		$8,717,857

Automotive – 4.8%
Autoliv, Inc.	35,720	$3,584,502
DENSO Corp.	123,400	5,915,644
Honda Motor Co. Ltd.	169,000	5,950,162
Kia Motors Corp.	47,090	2,623,361

		$18,073,669

Broadcasting – 1.5%
Nippon Television Holdings, Inc.	122,600	$2,002,651
Publicis Groupe S.A.	34,946	3,157,240
WPP PLC	29,529	608,966

		$5,768,857

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	138,609	$1,555,407

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	54,900	$2,778,489
Compass Group PLC	155,966	2,379,171
Experian Group Ltd.	123,898	2,232,877
Mitsubishi Corp.	106,500	1,976,980
Nomura Research, Inc.	56,300	1,778,211

		$11,145,728

Computer Software – 0.5%
Dassault Systems S.A.	17,319	$2,029,013

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	257,000	$3,402,811

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	45,139	$3,677,638

Electrical Equipment – 4.1%
Legrand S.A.	22,335	$1,387,564
Schneider Electric S.A.	78,662	6,973,524
Siemens AG	50,506	6,797,924

		$15,159,012

Electronics – 2.2%
Infineon Technologies AG	173,670	$2,072,439
MediaTek, Inc.	263,000	3,882,062
Taiwan Semiconductor Manufacturing Co. Ltd.	629,804	2,450,760

		$8,405,261

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.8%
Cairn Energy PLC (a)	173,814	$483,633
Cenovus Energy, Inc.	41,010	1,185,970
Galp Energia SGPS S.A., “B”	51,821	894,888
INPEX Corp.	134,000	1,738,371
Oil Search Ltd.	147,270	1,155,452
Reliance Industries Ltd.	83,861	1,306,938

		$6,765,252

Energy – Integrated – 4.6%
BG Group PLC	193,474	$3,604,499
Petroleo Brasileiro S.A., ADR	153,800	2,022,470
Royal Dutch Shell PLC, “A”	321,180	11,731,825

		$17,358,794

Engineering – Construction – 0.9%
JGC Corp.	101,000	$3,512,958

Food & Beverages – 4.9%
Groupe Danone	82,976	$5,867,627
M. Dias Branco S.A. Industria e Comercio de Alimentos	45,400	1,828,806
Nestle S.A.	139,633	10,511,369

		$18,207,802

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	44,600	$2,037,388

Gaming & Lodging – 1.1%
Paddy Power PLC	9,735	$775,180
Sands China Ltd.	426,000	3,182,711

		$3,957,891

General Merchandise – 0.3%
Dollarama, Inc.	14,660	$1,116,839

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	219,100	$870,993

Insurance – 4.7%
AIA Group Ltd.	1,076,800	$5,108,778
Delta Lloyd N.V.	65,658	1,820,381
Hiscox Ltd.	147,380	1,675,705
ING Groep N.V. (a)	299,785	4,243,561
Sony Financial Holdings, Inc.	82,100	1,344,272
Zurich Insurance Group AG	10,558	3,241,266

		$17,433,963

Internet – 0.2%
Yahoo Japan Corp.	158,700	$778,009

Machinery & Tools – 3.3%
Atlas Copco AB, “A”	188,086	$5,425,530
Joy Global, Inc.	50,150	2,908,700
Schindler Holding AG	26,930	3,969,209

		$12,303,439

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.2%
BNP Paribas	68,997	$5,322,056
HSBC Holdings PLC	984,245	9,968,371
Mitsubishi UFJ Financial Group, Inc.	660,400	3,627,833
Royal Bank of Scotland Group PLC (a)	792,024	4,106,515
Standard Chartered PLC	123,240	2,575,436
Sumitomo Mitsui Financial Group, Inc.	125,200	5,348,126
Westpac Banking Corp.	228,900	7,336,464

		$38,284,801

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	15,800	$910,817

Medical Equipment – 0.6%
Sonova Holding AG	15,717	$2,296,970

Metals & Mining – 3.5%
Gerdau S.A., ADR	240,040	$1,538,656
Iluka Resources Ltd.	330,866	3,040,836
Rio Tinto Ltd.	150,912	8,396,915

		$12,976,407

Natural Gas – Distribution – 2.7%
China Resources Gas Group Ltd.	466,000	$1,483,943
GDF SUEZ	133,216	3,644,806
Snam Rete Gas S.p.A.	376,800	2,206,168
Tokyo Gas Co. Ltd.	521,000	2,645,003

		$9,979,920

Natural Gas – Pipeline – 0.4%
APA Group	230,876	$1,376,756

Network & Telecom – 1.0%
Ericsson, Inc., “B”	275,572	$3,670,149

Oil Services – 0.5%
Technip	18,280	$1,886,491

Other Banks & Diversified Financials – 8.5%
Aeon Credit Service Co. Ltd.	74,300	$1,675,106
DBS Group Holdings Ltd.	290,000	3,727,880
Erste Group Bank AG	122,601	4,188,750
HDFC Bank Ltd., ADR	50,760	2,082,683
Itau Unibanco Holding S.A., ADR	65,817	978,041
Julius Baer Group Ltd.	64,135	2,846,011
Kasikornbank PLC, NVDR	299,700	1,644,470
KBC Group N.V.	76,136	4,683,282
Sberbank of Russia, ADR	85,569	831,731
UBS AG	315,279	6,512,069
UniCredit S.p.A.	287,188	2,623,123

		$31,793,146

Pharmaceuticals – 9.2%
Bayer AG	51,039	$6,903,414
GlaxoSmithKline PLC	271,479	7,203,069
Novartis AG	148,857	12,628,556
Roche Holding AG	11,877	3,560,212
Santen Pharmaceutical Co. Ltd.	95,900	4,255,409

		$34,550,660

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.5%
Reed Elsevier N.V.	80,633	$1,742,353

Real Estate – 1.4%
Deutsche Wohnen AG (a)	71,589	$1,495,148
Mitsubishi Estate Co. Ltd.	156,000	3,696,905

		$5,192,053

Restaurants – 1.1%
Whitbread PLC	61,904	$4,295,320

Specialty Chemicals – 4.7%
Akzo Nobel N.V.	80,787	$6,592,072
JSR Corp.	176,800	3,276,834
Linde AG	30,146	6,030,247
Symrise AG	37,028	1,849,681

		$17,748,834

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	18,000	$2,700,469

Telecommunications – Wireless – 3.3%
KDDI Corp.	118,200	$6,843,610
Turkcell Iletisim Hizmetleri A.S. (a)	258,950	1,446,209
Vodafone Group PLC	1,083,190	3,978,266

		$12,268,085

Telephone Services – 1.9%
Bezeq – The Israel Telecommunication Corp. Ltd.	368,540	$656,345
BT Group PLC	259,894	1,644,306
China Unicom (Hong Kong) Ltd.	440,000	578,611
TDC A.S.	172,482	1,594,536
Telecom Italia S.p.A. – Savings Shares	1,552,376	1,452,130
Telefonica Brasil S.A., ADR	60,350	1,281,834

		$7,207,762

Tobacco – 1.1%
Japan Tobacco, Inc.	130,700	$4,102,776

Trucking – 1.3%
Yamato Holdings Co. Ltd.	219,100	$4,721,004

Utilities – Electric Power – 0.8%
Canadian Utilities Ltd.	42,190	$1,569,674
Energias do Brasil S.A.	289,300	1,313,261

		$2,882,935

Total Common Stocks		$369,854,229

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,506,628	$2,506,628

Total Investments		$372,360,857

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,250,310

Net Assets – 100.0%		$374,611,167

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$369,854,229	$—	$—	$369,854,229
Mutual Funds	2,506,628	—	—	2,506,628
Total Investments	$372,360,857	$—	$—	$372,360,857

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $25,617,878 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$337,879,387
Gross unrealized appreciation	46,777,163
Gross unrealized depreciation	(12,295,693)
Net unrealized appreciation (depreciation)	$34,481,470

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,847,504	12,648,147	(11,989,023)	2,506,628

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$420	$2,506,628

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United Kingdom	18.3%
Japan	18.2%
Switzerland	12.1%
France	10.5%
Germany	6.7%
Netherlands	4.4%
Hong Kong	4.3%
United States	3.9%
Australia	3.9%
Other Countries	17.7%

5

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.3%
Precision Castparts Corp.	1,462	$369,535
Rolls-Royce Holdings PLC	37,735	675,652
United Technologies Corp.	8,410	982,624

		$2,027,811

Alcoholic Beverages – 4.6%
Carlsberg A.S., “B”	5,069	$504,155
Diageo PLC	23,314	723,332
Heineken N.V.	4,491	312,568
Pernod Ricard S.A.	10,941	1,273,657

		$2,813,712

Apparel Manufacturers – 6.3%
Burberry Group PLC	16,050	$373,271
Cia. Hering S.A.	17,400	209,966
Compagnie Financiere Richemont S.A.	3,884	370,804
Li & Fung Ltd.	385,600	569,713
LVMH Moet Hennessy Louis Vuitton S.A.	8,253	1,500,237
NIKE, Inc., “B”	5,130	378,902
VF Corp.	7,626	471,897

		$3,874,790

Automotive – 0.5%
Johnson Controls, Inc.	6,950	$328,874

Broadcasting – 5.6%
Discovery Communications, Inc., “A” (a)	5,430	$449,061
Publicis Groupe S.A.	4,386	396,259
Time Warner, Inc.	13,800	901,554
Twenty-First Century Fox, Inc.	12,820	409,855
Viacom, Inc., “B”	3,800	322,962
Walt Disney Co.	11,560	925,609

		$3,405,300

Brokerage & Asset Managers – 3.1%
BM&F Bovespa S.A.	153,600	$761,569
CME Group, Inc.	3,990	295,300
Franklin Resources, Inc.	16,015	867,693

		$1,924,562

Business Services – 8.2%
Accenture PLC, “A”	18,490	$1,474,023
Brenntag AG	3,140	582,472
Cognizant Technology Solutions Corp., “A” (a)	9,760	493,954
Compass Group PLC	86,300	1,316,457
Experian Group Ltd.	32,548	586,577
Intertek Group PLC	11,086	567,768

		$5,021,251

Chemicals – 0.9%
Monsanto Co.	4,915	$559,180

Computer Software – 2.1%
Dassault Systems S.A.	3,973	$465,458

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	20,420	$835,382

		$1,300,840

Computer Software – Systems – 2.5%
Apple, Inc.	502	$269,443
EMC Corp.	31,080	851,903
International Business Machines Corp.	2,051	394,797

		$1,516,143

Construction – 0.7%
Sherwin-Williams Co.	2,066	$407,271

Consumer Products – 4.7%
Colgate-Palmolive Co.	17,141	$1,111,937
Procter & Gamble Co.	10,030	808,418
Reckitt Benckiser Group PLC	11,321	922,363

		$2,842,718

Electrical Equipment – 7.1%
Amphenol Corp., “A”	3,960	$362,934
Danaher Corp.	13,810	1,035,750
Legrand S.A.	5,283	328,207
Mettler-Toledo International, Inc. (a)	2,767	652,127
Schneider Electric S.A.	3,565	316,043
Sensata Technologies Holding B.V. (a)	21,870	932,537
W.W. Grainger, Inc.	2,755	696,078

		$4,323,676

Electronics – 3.6%
Microchip Technology, Inc.	12,190	$582,194
Samsung Electronics Co. Ltd.	297	374,720
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,368	1,248,607

		$2,205,521

Energy – Independent – 1.0%
Occidental Petroleum Corp.	6,310	$601,280

Energy – Integrated – 0.5%
BG Group PLC	17,648	$328,789

Food & Beverages – 7.3%
Chr. Hansen Holding A.S.	11,064	$438,938
Groupe Danone	18,541	1,311,122
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,500	302,115
Mead Johnson Nutrition Co., “A”	10,550	877,127
Nestle S.A.	15,767	1,186,917
PepsiCo, Inc.	3,780	315,630

		$4,431,849

Food & Drug Stores – 2.5%
CVS Caremark Corp.	12,380	$926,767
Jeronimo Martins SGPS S.A.	16,100	270,154
Sundrug Co. Ltd.	6,800	310,633

		$1,507,554

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.8%
Dollarama, Inc.	9,910	$754,971
Lojas Renner S.A.	11,500	325,487

		$1,080,458

Internet – 3.3%
Google, Inc., “A” (a)	1,272	$1,417,657
NAVER Corp.	495	359,932
Yahoo Japan Corp.	51,900	254,434

		$2,032,023

Machinery & Tools – 0.9%
Schindler Holding AG	3,785	$557,871

Major Banks – 1.0%
Standard Chartered PLC	27,845	$581,897

Medical & Health Technology & Services – 1.4%
Express Scripts Holding Co. (a)	11,180	$839,506

Medical Equipment – 4.6%
Abbott Laboratories	12,870	$495,624
DENTSPLY International, Inc.	12,260	564,450
Sonova Holding AG	4,492	656,486
Thermo Fisher Scientific, Inc.	6,120	735,869
Waters Corp. (a)	3,220	349,080

		$2,801,509

Metals & Mining – 1.2%
Rio Tinto Ltd.	12,940	$719,996

Oil Services – 2.8%
Saipem S.p.A.	12,462	$304,222
Schlumberger Ltd.	14,260	1,390,350

		$1,694,572

Other Banks & Diversified Financials – 6.4%
Credicorp Ltd.	4,511	$622,157
HDFC Bank Ltd.	49,096	615,565
Itau Unibanco Holding S.A., ADR	27,156	403,538
Julius Baer Group Ltd.	14,277	633,546
MasterCard, Inc., “A”	5,206	388,888

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia, ADR	28,201	$274,114
Visa, Inc., “A”	4,464	963,599

		$3,901,407

Pharmaceuticals – 4.2%
Allergan, Inc.	2,982	$370,066
Bayer AG	5,736	775,838
Johnson & Johnson	6,040	593,309
Zoetis, Inc.	28,970	838,392

		$2,577,605

Railroad & Shipping – 0.6%
Kuehne & Nagel, Inc. AG	2,770	$387,590

Restaurants – 1.9%
McDonald’s Corp.	6,549	$641,998
Whitbread PLC	7,624	529,005

		$1,171,003

Specialty Chemicals – 3.2%
Croda International PLC	8,572	$363,844
Linde AG	3,510	702,122
Praxair, Inc.	4,607	603,379
Symrise AG	6,143	306,865

		$1,976,210

Specialty Stores – 0.9%
Industria de Diseno Textil S.A.	3,588	$538,293

Trucking – 0.6%
Expeditors International of Washington, Inc.	9,130	$361,824

Total Common Stocks		$60,642,885

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	624,391	$624,391

Total Investments		$61,267,276

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(154,550)

Net Assets – 100.0%		$61,112,726

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$60,642,885	$—	$—	$60,642,885
Mutual Funds	624,391	—	—	624,391
Total Investments	$61,267,276	$—	$—	$61,267,276

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,512,806 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,497,677
Gross unrealized appreciation	13,182,970
Gross unrealized depreciation	(1,413,371)
Net unrealized appreciation (depreciation)	$11,769,599

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26	2,693,513	(2,069,148)	624,391

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62	$624,391

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	52.3%
United Kingdom	12.6%
France	9.1%
Switzerland	6.2%
Germany	3.9%
Brazil	3.3%
Taiwan	2.0%
Denmark	1.5%
Canada	1.2%
Other Countries	7.9%

4

QUARTERLY REPORT

March 31, 2014

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.8%
Broadcasting – 6.1%
Discovery Communications, Inc., “C” (a)	12,260	$944,756
Time Warner, Inc.	20,240	1,322,279
Twenty-First Century Fox, Inc.	53,660	1,715,510
Viacom, Inc., “B”	2,630	223,524
Walt Disney Co.	7,260	581,308

		$4,787,377

Brokerage & Asset Managers – 0.9%
IntercontinentalExchange Group, Inc.	3,739	$739,686

Business Services – 4.4%
Accenture PLC, “A”	8,750	$697,550
Cognizant Technology Solutions Corp., “A” (a)	22,270	1,127,085
Fidelity National Information Services, Inc.	15,440	825,268
FleetCor Technologies, Inc. (a)	3,600	414,360
IHS, Inc., “A” (a)	2,920	354,780

		$3,419,043

Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	1,135	$139,832
Time Warner Cable, Inc.	4,810	659,836

		$799,668

Computer Software – 11.4%
Citrix Systems, Inc. (a)	13,660	$784,494
Microsoft Corp.	15,080	618,129
Oracle Corp.	94,170	3,852,495
Qlik Technologies, Inc. (a)	19,550	519,835
Red Hat, Inc. (a)	4,380	232,052
Salesforce.com, Inc. (a)	41,507	2,369,635
Symantec Corp.	6,190	123,614
TIBCO Software, Inc. (a)	20,660	419,811

		$8,920,065

Computer Software – Systems – 19.5%
Apple, Inc. (s)	8,653	$4,644,411
CDW Corp.	29,020	796,309
EMC Corp.	98,310	2,694,677
Fleetmatics Group PLC (a)	8,360	279,642
Guidewire Software, Inc. (a)	4,250	208,463
Hewlett-Packard Co.	140,660	4,551,758
Ingram Micro, Inc., “A” (a)	17,760	524,986
NCR Corp. (a)	5,650	206,508
Qualys, Inc. (a)	5,910	150,291
SS&C Technologies Holdings, Inc. (a)	9,740	389,795
Teradata Corp. (a)	6,640	326,622
Vantiv, Inc., “A” (a)	15,640	472,641

		$15,246,103

Consumer Services – 3.4%
Priceline.com, Inc. (a)	2,234	$2,662,682

Electrical Equipment – 2.6%
Amphenol Corp., “A”	10,280	$942,162
TE Connectivity Ltd.	13,760	828,490

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	1,093	$276,157

		$2,046,809

Electronics – 10.1%
Aeroflex Holding Corp. (a)	31,840	$264,590
Altera Corp.	58,180	2,108,443
Avago Technologies Ltd.	4,900	315,609
Freescale Semiconductor Ltd. (a)	14,960	365,174
JDS Uniphase Corp. (a)	146,300	2,048,200
Mellanox Technologies Ltd. (a)	6,250	244,563
Microchip Technology, Inc.	45,640	2,179,766
NXP Semiconductors N.V. (a)	2,480	145,849
Rubicon Technology, Inc. (a)	20,500	231,445

		$7,903,639

Entertainment – 1.0%
AMC Networks, Inc., “A” (a)	10,460	$764,521

Internet – 19.4%
ChannelAdvisor Corp. (a)	4,610	$173,981
eBay, Inc. (a)	42,040	2,322,290
Facebook, Inc., “A “ (a)	40,510	2,440,322
Google, Inc., “A” (a)(s)	6,753	7,526,286
LinkedIn Corp., “A” (a)	5,570	1,030,116
Yahoo!, Inc. (a)	35,960	1,290,964
Yelp, Inc. (a)	4,670	359,263

		$15,143,222

Network & Telecom – 5.5%
CommScope Holding Co., Inc. (a)	10,050	$248,032
Finisar Corp. (a)	9,570	253,701
Juniper Networks, Inc. (a)	39,880	1,027,309
Qualcomm, Inc.	34,640	2,731,710

		$4,260,752

Other Banks & Diversified Financials – 7.3%
MasterCard, Inc., “A”	31,731	$2,370,306
Visa, Inc., “A”	15,354	3,314,314

		$5,684,620

Specialty Stores – 3.7%
Amazon.com, Inc. (a)	8,676	$2,919,648

Telecommunications – Wireless – 0.5%
American Tower Corp., REIT	4,430	$362,684

Total Common Stocks		$75,660,519

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Computer Software – Systems – 0.1%
International Business Machines Corp. – July 2014 @ $200	97	$114,363

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – 0.0%
Internet – 0.0%
Facebook, Inc., “A” – April 2014 @ $57.50	(29)	$(3,277)
Yelp, Inc. – April 2014 @ $65	(11)	(506)

		$(3,783)

Computer Software – Systems – 0.0%
Splunk, Inc. – April 2014 @ $65	(30)	$(2,700)

Total Put Options Written		$(6,483)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (0.8)%
Electronics – (0.8)%
Broadcom Corp., “A”	(8,800)	$(277,024)
Texas Instruments, Inc.	(8,100)	(381,915)

Total Securities Sold Short		$(658,939)

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,026,172	$2,026,172

Total Investments		$77,801,054

OTHER ASSETS, LESS LIABILITIES – 1.3%		1,020,062

Net Assets – 100.0%		$78,155,694

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2014, the fund had cash collateral of $1,126,841 and other liquid securities with an aggregate value of $218,611 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$75,774,882	$—	$—	$75,774,882
Mutual Funds	2,026,172	—	—	2,026,172
Total Investments	$77,801,054	$—	$—	$77,801,054
Short Sales	$(658,939)	$—	$—	$(658,939)

Other Financial Instruments
Written Options	$(6,483)	$—	$—	$(6,483)

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$59,341,436
Gross unrealized appreciation	18,878,798
Gross unrealized depreciation	(419,180)
Net unrealized appreciation (depreciation)	$18,459,618

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,619,617	8,060,318	(8,653,763)	2,026,172

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$531	$2,026,172

4

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 36.2%
Aerospace – 2.1%
Cobham PLC	441,371	$2,200,136
Honeywell International, Inc.	52,660	4,884,742
Lockheed Martin Corp.	45,480	7,424,155
Northrop Grumman Corp.	18,440	2,275,127
United Technologies Corp.	43,760	5,112,918

		$21,897,078

Alcoholic Beverages – 0.9%
Heineken N.V.	70,189	$4,885,074
Pernod Ricard S.A.	41,113	4,786,021

		$9,671,095

Automotive – 0.4%
Johnson Controls, Inc.	50,910	$2,409,061
USS Co. Ltd.	119,100	1,672,004

		$4,081,065

Broadcasting – 1.2%
Fuji Television Network, Inc.	76,400	$1,402,684
Nippon Television Holdings, Inc.	82,300	1,344,357
Omnicom Group, Inc.	40,920	2,970,792
Viacom, Inc., “B”	23,390	1,987,916
Walt Disney Co.	59,200	4,740,144

		$12,445,893

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	9,294	$2,922,777
Computershare Ltd.	98,048	1,100,250
Daiwa Securities Group, Inc.	179,000	1,557,351
Franklin Resources, Inc.	16,477	892,724

		$6,473,102

Business Services – 1.9%
Accenture PLC, “A”	66,360	$5,290,219
Amadeus IT Holding S.A.	104,784	4,352,322
Bunzl PLC	120,484	3,205,804
Compass Group PLC	309,690	4,724,143
Nomura Research, Inc.	87,800	2,773,124

		$20,345,612

Cable TV – 0.3%
Comcast Corp., “Special A”	58,150	$2,835,394

Chemicals – 1.1%
3M Co.	41,982	$5,695,278
Givaudan S.A.	1,762	2,724,568
PPG Industries, Inc.	16,562	3,204,085

		$11,623,931

Computer Software – 0.4%
Oracle Corp.	92,370	$3,778,857

Computer Software – Systems – 0.7%
Canon, Inc.	71,900	$2,222,864
International Business Machines Corp.	25,797	4,965,665

		$7,188,529

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	6,164	$2,018,526
Stanley Black & Decker, Inc.	25,580	2,078,119

		$4,096,645

Consumer Products – 2.0%
Henkel KGaA, IPS	50,230	$5,405,852
Kao Corp.	196,200	6,951,542
KOSE Corp.	28,500	936,056
Procter & Gamble Co.	41,590	3,352,154
Reckitt Benckiser Group PLC	47,821	3,896,150

		$20,541,754

Containers – 0.3%
Brambles Ltd.	306,789	$2,634,620

Electrical Equipment – 1.1%
Danaher Corp.	35,140	$2,635,500
Legrand S.A.	58,633	3,642,581
Pentair Ltd.	9,875	783,483
Spectris PLC	35,166	1,358,974
Tyco International Ltd.	62,110	2,633,464

		$11,054,002

Electronics – 0.7%
Halma PLC	158,773	$1,524,663
Hirose Electric Co. Ltd.	11,400	1,566,168
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	197,348	3,950,907

		$7,041,738

Energy – Independent – 0.4%
Cairn Energy PLC (a)	263,941	$734,409
Occidental Petroleum Corp.	39,210	3,736,321

		$4,470,730

Energy – Integrated – 1.6%
Chevron Corp.	22,172	$2,636,473
Exxon Mobil Corp.	63,160	6,169,469
Royal Dutch Shell PLC, “A”	150,999	5,515,580
Suncor Energy, Inc.	59,538	2,079,387

		$16,400,909

Food & Beverages – 1.7%
General Mills, Inc.	66,930	$3,468,313
Groupe Danone	98,494	6,964,979
Nestle S.A.	103,325	7,778,156

		$18,211,448

Food & Drug Stores – 0.8%
CVS Caremark Corp.	79,850	$5,977,571
Lawson, Inc.	28,800	2,036,913

		$8,014,484

General Merchandise – 0.3%
Target Corp.	56,400	$3,412,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.1%
ACE Ltd.	19,660	$1,947,520
Aon PLC	33,170	2,795,568
Hiscox Ltd.	130,490	1,483,667
ING Groep N.V. (a)	212,194	3,003,680
MetLife, Inc.	83,940	4,432,032
Prudential Financial, Inc.	29,970	2,536,961
Travelers Cos., Inc.	46,280	3,938,428
Zurich Insurance Group AG	7,154	2,196,251

		$22,334,107

Leisure & Toys – 0.1%
Hasbro, Inc.	26,250	$1,460,025

Machinery & Tools – 0.2%
Glory Ltd.	29,700	$814,042
Neopost S.A.	22,672	1,790,337

		$2,604,379

Major Banks – 3.0%
Bank of New York Mellon Corp.	101,931	$3,597,145
Goldman Sachs Group, Inc.	18,081	2,962,572
HSBC Holdings PLC	376,350	3,811,649
JPMorgan Chase & Co.	124,920	7,583,893
State Street Corp.	46,080	3,204,864
Sumitomo Mitsui Financial Group, Inc.	27,700	1,183,251
Toronto-Dominion Bank	24,462	1,146,871
Wells Fargo & Co.	155,020	7,710,695

		$31,200,940

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	27,800	$1,602,577
Quest Diagnostics, Inc.	19,260	1,115,539

		$2,718,116

Medical Equipment – 0.8%
Abbott Laboratories	87,050	$3,352,296
Medtronic, Inc.	58,360	3,591,474
St. Jude Medical, Inc.	26,290	1,719,103

		$8,662,873

Network & Telecom – 0.8%
Ericsson, Inc., “B”	391,689	$5,216,630
Nokia Oyj (a)	471,660	3,502,326

		$8,718,956

Other Banks & Diversified Financials – 0.4%
DnB NOR A.S.A.	143,512	$2,495,006
Hachijuni Bank Ltd.	98,000	557,341
North Pacific Bank Ltd.	85,300	346,274
U.S. Bancorp	29,760	1,275,514

		$4,674,135

Pharmaceuticals – 4.0%
Bayer AG	40,277	$5,447,772
GlaxoSmithKline PLC	274,428	7,281,314
Johnson & Johnson	89,730	8,814,178
Novartis AG	58,860	4,993,496

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc.	257,320	$8,265,118
Roche Holding AG	18,763	5,624,337
Santen Pharmaceutical Co. Ltd.	28,700	1,273,516

		$41,699,731

Printing & Publishing – 0.2%
Moody’s Corp.	20,800	$1,649,856

Railroad & Shipping – 0.1%
Canadian National Railway Co.	18,370	$1,032,761

Real Estate – 0.5%
Deutsche Wohnen AG	147,424	$3,160,214
Deutsche Wohnen AG (a)	106,405	2,222,286

		$5,382,500

Restaurants – 0.3%
McDonald’s Corp.	34,305	$3,362,919

Specialty Stores – 0.1%
Esprit Holdings Ltd.	719,100	$1,195,950

Telecommunications – Wireless – 1.3%
KDDI Corp.	163,400	$9,460,625
NTT DoCoMo, Inc.	81,000	1,277,605
Vodafone Group PLC	878,089	3,224,985

		$13,963,215

Telephone Services – 0.9%
AT&T, Inc.	54,630	$1,915,874
TDC A.S.	177,518	1,641,092
Verizon Communications, Inc.	120,878	5,750,166

		$9,307,132

Tobacco – 1.7%
British American Tobacco PLC	82,037	$4,561,897
Japan Tobacco, Inc.	127,200	3,992,908
Lorillard, Inc.	48,710	2,634,237
Philip Morris International, Inc.	86,046	7,044,586

		$18,233,628

Trucking – 0.5%
United Parcel Service, Inc., “B”	15,780	$1,536,656
Yamato Holdings Co. Ltd.	192,200	4,141,383

		$5,678,039

Total Common Stocks		$380,098,912

BONDS – 57.6%
Asset-Backed & Securitized – 2.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,729,018	$1,892,256
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	463,726	472,639
CWCapital LLC, 5.223%, 8/15/48	2,291,199	2,457,985
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	20,003	20,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Goldman Sachs Mortgage Securities Corp., FRN, 5.818%, 8/10/45		$3,489,916	$3,870,023
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.815%, 6/15/49		1,230,759	1,257,025
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.959%, 2/15/51		972,162	976,785
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49		2,310,000	2,553,924
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.84%, 6/12/50		1,715,876	1,760,108
Merrill Lynch Mortgage Trust, FRN, 5.84%, 6/12/50		3,310,000	3,682,580
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 6/12/50		2,460,000	2,721,161

			$21,664,932

Automotive – 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	$913,126
Delphi Automotive PLC, 4.15%, 3/15/24		639,000	638,229
Delphi Corp., 5%, 2/15/23		71,000	75,260
FCE Bank PLC, 1.875%, 5/12/16	EUR	500,000	699,718
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,247,000	1,260,924
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	973,785
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$337,000	346,268
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		768,000	771,840
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	872,672

			$6,551,822

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/20		$1,350,000	$1,553,518

Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 4/01/43		$1,030,000	$1,003,314
Myriad International Holdings B.V., 6%, 7/18/20 (n)		950,000	1,030,750
Vivendi S.A., 4%, 3/31/17	EUR	600,000	899,597

			$2,933,661

Building – 0.3%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	500,000	$716,940
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	300,000	594,648

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
Mohawk Industries, Inc., 6.125%, 1/15/16		$717,000	$774,360
Owens Corning, Inc., 6.5%, 12/01/16		220,000	242,929
Owens Corning, Inc., 4.2%, 12/15/22		558,000	553,381

			$2,882,258

Business Services – 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$750,043

Cable TV – 0.4%
Comcast Corp., 4.65%, 7/15/42		$898,000	$895,690
Cox Communications, Inc., 3.25%, 12/15/22 (n)		998,000	937,500
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,317,272
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	755,000	770,380
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	627,883

			$4,548,725

Chemicals – 0.3%
CF Industries, Inc., 5.15%, 3/15/34		$604,000	$621,034
Dow Chemical Co., 8.55%, 5/15/19		930,000	1,190,815
FMC Corp., 4.1%, 2/01/24		642,000	653,491
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	1,005,453

			$3,470,793

Conglomerates – 0.2%
Alstom S.A., 2.25%, 10/11/17	EUR	600,000	$835,781
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	513,157
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	450,000	667,988
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	300,000	539,757

			$2,556,683

Consumer Products – 0.4%
Henkel AG & Co. KGaA, 5.375% to 11/25/15, FRN to 11/25/04	EUR	500,000	$729,407
Newell Rubbermaid, Inc., 4.7%, 8/15/20		$1,350,000	1,439,186
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	600,000	851,883
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$1,077,000	1,083,920

			$4,104,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	550,000	$934,338

Electronics – 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$778,000	$769,882

Emerging Market Quasi-Sovereign – 0.4%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		$1,163,000	$1,133,925
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)		474,000	479,471
Empresa Nacional del Petroleo, 6.25%, 7/08/19		619,000	695,984
Pemex Project Funding Master Trust, 5.75%, 3/01/18		1,003,000	1,112,076
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	725,420

			$4,146,876

Emerging Market Sovereign – 1.3%
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	21,564,000	$8,205,562
Republic of Colombia, 6.125%, 1/18/41		$1,241,000	1,389,920
Republic of Peru, 7.35%, 7/21/25		900,000	1,157,625
United Mexican States, 8.5%, 5/31/29	MXN	31,700,000	2,837,234

			$13,590,341

Energy – Integrated – 0.2%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	550,000	$846,738
Eni S.p.A., 4%, 6/29/20	EUR	450,000	696,332
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	887,136

			$2,430,206

Financial Institutions – 0.2%
General Electric Capital Corp., 3.1%, 1/09/23		$1,328,000	$1,299,514
International Lease Finance Corp., 7.125%, 9/01/18 (n)		859,000	998,588

			$2,298,102

Food & Beverages – 0.6%
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	$817,856
Conagra Foods, Inc., 3.2%, 1/25/23		$1,365,000	1,303,679
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		874,000	898,627
Tyson Foods, Inc., 6.6%, 4/01/16		2,382,000	2,630,752
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		409,000	412,686

			$6,063,600

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,222,167
Packaging Corp. of America, 3.9%, 6/15/22		717,000	715,751

			$1,937,918

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$742,000	$745,739
Wyndham Worldwide Corp., 5.625%, 3/01/21		400,000	437,017

			$1,182,756

Insurance – 0.9%
American International Group, Inc., 4.875%, 6/01/22		$434,000	$475,240
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,263,442
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	300,000	493,429
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	1,570,000	2,239,693
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	911,315
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	1,143,294
UnumProvident Corp., 6.85%, 11/15/15 (n)		$2,429,000	2,630,435

			$9,156,848

Insurance – Property & Casualty – 0.6%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$519,026
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$320,000	331,033
Chubb Corp., 6.375% to 2017, FRN to 3/29/67		1,010,000	1,121,100
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/24/49	EUR	750,000	1,043,570
CNA Financial Corp., 3.95%, 5/15/24		$452,000	454,065
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		505,000	511,565
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	727,618
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$2,000,000	2,155,000

			$6,862,977

International Market Quasi-Sovereign – 0.8%
Electricite de France, 5.25% to 1/29/13, FRN to 1/29/49 (n)		$1,497,000	$1,499,246
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	869,002
ESB Finance Ltd., 4.375%, 11/21/19	EUR	600,000	939,022
Statoil A.S.A., 4.25%, 11/23/41		$1,260,000	1,226,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil A.S.A., FRN, 0.525%, 5/15/18		$759,000	$758,115
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,651,852

			$7,943,967

International Market Sovereign – 30.0%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	16,690,000	$17,377,345
Federal Republic of Germany, 3.25%, 7/04/21 (f)	EUR	9,144,000	14,521,202
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,684,000	7,831,716
Federal Republic of Germany, 2.5%, 7/04/44	EUR	1,010,000	1,412,103
Government of Canada, 4.5%, 6/01/15	CAD	6,370,000	5,995,636
Government of Canada, 4.25%, 6/01/18	CAD	15,681,000	15,746,958
Government of Canada, 3.25%, 6/01/21	CAD	10,707,000	10,457,122
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	4,896,134
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,798,035
Government of Japan, 1.1%, 6/20/20	JPY	3,192,050,000	32,465,698
Government of Japan, 2.1%, 9/20/24	JPY	2,301,050,000	25,496,187
Government of Japan, 2.2%, 9/20/27	JPY	925,450,000	10,428,727
Government of Japan, 2.4%, 3/20/37	JPY	579,200,000	6,433,982
Government of Norway, 3.75%, 5/25/21	NOK	10,443,000	1,874,710
Kingdom of Belgium, 4.25%, 9/28/21	EUR	6,809,000	11,137,143
Kingdom of Belgium, 4%, 3/28/32	EUR	756,000	1,210,319
Kingdom of Spain, 5.4%, 1/31/23	EUR	4,661,000	7,577,238
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,870,000	6,059,521
Kingdom of Spain, 4.6%, 7/30/19	EUR	7,497,000	11,730,917
Kingdom of Sweden, 5%, 12/01/20	SEK	28,245,000	5,254,531
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	4,877,000	7,689,058
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	1,193,000	2,287,493
Republic of Austria, 4.65%, 1/15/18	EUR	4,163,000	6,608,046
Republic of Austria, 1.75%, 10/20/23	EUR	3,146,000	4,305,914
Republic of France, 2.5%, 10/25/20 (f)	EUR	2,688,000	3,985,744
Republic of France, 6%, 10/25/25 (f)	EUR	2,483,000	4,728,117

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of France, 4.75%, 4/25/35 (f)	EUR	4,473,000	$7,976,386
Republic of Iceland, 4.875%, 6/16/16 (n)		$4,712,000	4,965,270
Republic of Ireland, 4.5%, 4/18/20	EUR	7,133,000	11,190,927
Republic of Ireland, 5.4%, 3/13/25	EUR	4,109,000	6,791,137
Republic of Italy, 5.25%, 8/01/17	EUR	10,934,000	16,956,667
Republic of Italy, 3.75%, 3/01/21	EUR	14,228,000	21,068,230
United Kingdom Treasury, 5%, 3/07/18	GBP	3,669,000	6,931,283
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	5,817,834
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,245,403

			$315,252,733

Major Banks – 3.6%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,415,000	$1,519,835
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	773,150
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$1,300,000	1,344,534
Bank of America Corp., 7.625%, 6/01/19		690,000	849,233
Bank of America Corp., 4.1%, 7/24/23		500,000	507,158
Bank of America Corp., 4.125%, 1/22/24		757,000	765,531
Barclays Bank PLC, 6%, 1/14/21	EUR	1,323,000	2,121,420
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	642,271
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	500,000	717,280
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	601,175
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	550,000	886,517
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$1,160,000	1,273,100
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,685,004
HSBC Bank PLC, FRN, 0.876%, 5/15/18 (n)		1,833,000	1,839,012
HSBC USA, Inc., 4.875%, 8/24/20		1,370,000	1,487,502
ING Bank N.V., 4.875%, 1/18/21	EUR	450,000	730,571
ING Bank N.V., 5.8%, 9/25/23 (n)		$973,000	1,037,653
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)		1,900,000	1,905,027
JPMorgan Chase & Co., 4.25%, 10/15/20		2,260,000	2,416,555
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		761,000	800,953
Morgan Stanley, 7.3%, 5/13/19		1,772,000	2,149,069
Morgan Stanley, 5.5%, 7/28/21		850,000	960,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
Nordea Bank AB, FRN, 0.696%, 5/13/16 (n)		$3,520,000	$3,532,746
PNC Bank N.A., 3.8%, 7/25/23		900,000	908,056
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,645,900
Regions Financial Corp., 2%, 5/15/18		908,000	889,933
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	550,000	864,230
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	731,394
Societe Generale, 4.25%, 7/13/22	EUR	400,000	639,947
Wells Fargo & Co., 2.1%, 5/08/17		$1,321,000	1,352,613
Wells Fargo & Co., 5.375%, 11/02/43		300,000	316,017

			$37,893,776

Metals & Mining – 0.7%
Barrick Gold Corp., 4.1%, 5/01/23		$827,000	$784,521
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,121,000	1,236,627
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	787,640
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	472,084
Kinross Gold Corp., 5.95%, 3/15/24 (n)		$412,000	412,753
Plains Exploration & Production Co., 6.875%, 2/15/23		900,000	1,001,250
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22		920,000	920,349
Rio Tinto Finance PLC, 2%, 5/11/20	EUR	400,000	558,163
Southern Copper Corp., 6.75%, 4/16/40		$1,055,000	1,073,718
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	688,589

			$7,935,694

Mortgage-Backed – 5.4%
Fannie Mae, 4.427%, 4/01/14		$33,341	$33,333
Fannie Mae, 4.962%, 1/01/15		185,694	185,007
Fannie Mae, 5.5%, 2/01/15 - 4/01/37		1,123,236	1,205,694
Fannie Mae, 4.815%, 6/01/15		231,324	237,630
Fannie Mae, 4.78%, 8/01/15		87,127	90,044
Fannie Mae, 4.856%, 8/01/15		69,377	71,662
Fannie Mae, 5.138%, 8/01/15		169,813	176,443
Fannie Mae, 5.463%, 11/01/15		134,172	141,001
Fannie Mae, 5.432%, 2/01/16		81,596	87,176
Fannie Mae, 5.273%, 4/01/16		528,678	564,449
Fannie Mae, 5.732%, 7/01/16		619,544	676,139
Fannie Mae, 5.09%, 12/01/16		97,380	106,345
Fannie Mae, 4.998%, 1/01/17		25,648	26,147
Fannie Mae, 5.05%, 1/01/17		470,721	506,092
Fannie Mae, 3.84%, 3/01/18		478,946	515,124
Fannie Mae, 5.341%, 6/01/18		591,052	665,228

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.849%, 7/01/18		$1,737,157	$1,871,239
Fannie Mae, 4.57%, 5/01/19		232,425	254,441
Fannie Mae, 4.6%, 9/01/19		603,549	663,834
Fannie Mae, 4.45%, 10/01/19		423,698	463,179
Fannie Mae, 5%, 12/01/20 - 8/01/40		5,272,688	5,766,229
Fannie Mae, 4.5%, 7/01/23 - 10/01/40		5,429,562	5,808,021
Fannie Mae, 4%, 3/01/25		208,875	221,949
Fannie Mae, 6%, 9/01/37 - 6/01/38		1,043,219	1,160,132
Fannie Mae, 4%, 2/01/41 (f)		2,478,476	2,576,152
Fannie Mae, 3.5%, 5/01/43		5,010,196	5,049,965
Fannie Mae, TBA, 4.5%, 5/01/44		1,600,000	1,701,000
Freddie Mac, 3.882%, 11/25/17		1,357,000	1,454,215
Freddie Mac, 2.699%, 5/25/18		705,000	730,775
Freddie Mac, 2.323%, 10/25/18		447,000	454,480
Freddie Mac, 5.085%, 3/25/19		30,000	33,828
Freddie Mac, 4.186%, 8/25/19		650,000	708,973
Freddie Mac, 2.757%, 5/25/20		246,842	256,039
Freddie Mac, 3.32%, 7/25/20		1,376,495	1,450,291
Freddie Mac, 4%, 7/01/25		441,745	467,849
Freddie Mac, 5.5%, 5/01/34 - 7/01/37		158,776	175,687
Freddie Mac, 5%, 10/01/36		292,662	318,316
Freddie Mac, 5%, 10/01/38 (f)		834,244	905,061
Freddie Mac, 4.5%, 5/01/40 (f)		639,538	682,112
Freddie Mac, TBA, 4%, 5/01/43		6,541,000	6,762,014
Ginnie Mae, 5%, 5/15/40		329,682	361,607
Ginnie Mae, 3.5%, 6/20/43		5,629,708	5,753,372
Ginnie Mae, TBA, 4%, 5/01/43		4,831,000	5,060,473

			$56,398,747

Natural Gas – Distribution – 0.2%
Gas Natural Fenosa Finance B.V., 3.875%, 1/17/23	EUR	700,000	$1,056,915
GDF Suez, 5%, 10/01/60	GBP	400,000	703,488

			$1,760,403

Natural Gas – Pipeline – 0.6%
Enbridge, Inc., 3.19%, 12/05/22	CAD	895,000	$788,758
Energy Transfer Partners LP, 4.65%, 6/01/21		$1,066,000	1,120,627
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	712,578
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	515,681
Spectra Energy Partners LP, 4.75%, 3/15/24		1,749,000	1,842,937
Sunoco Logistics Partners LP, 5.3%, 4/01/44		321,000	320,474
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	775,000	763,110
Williams Partners LP, 5.4%, 3/04/44		$582,000	597,207

			$6,661,372

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – 0.5%
British Telecom PLC, 5.75%, 12/07/28	GBP	500,000	$940,274
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	450,000	741,656
Telefonica Emisiones S.A.U., 3.987%, 1/23/23	EUR	700,000	1,039,459
Verizon Communications, Inc., 5.15%, 9/15/23		$709,000	775,872
Verizon Communications, Inc., 6.4%, 9/15/33		1,095,000	1,300,035
Verizon Communications, Inc., 6.55%, 9/15/43		779,000	947,992

			$5,745,288

Other Banks & Diversified Financials – 1.8%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,566,625
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	500,000	698,714
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,604,000	1,756,380
CaixaBank S.A., 3.25%, 1/22/16	EUR	500,000	714,573
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$978,000	951,646
Citigroup, Inc., 6.125%, 5/15/18		733,000	842,455
Discover Bank, 7%, 4/15/20		1,971,000	2,325,459
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	500,000	735,292
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	791,747
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	450,000	681,204
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	500,000	826,054
Macquarie Group Ltd., 3%, 12/03/18 (n)		$619,000	624,866
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	607,504
Santander Issuances S.A., 4.5% to 9/30/14, FRN to 9/30/19	EUR	500,000	678,514
SunTrust Banks, Inc., 3.5%, 1/20/17		$550,000	580,653
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16		2,150,000	2,158,630
Swedbank AB, 2.125%, 9/29/17 (n)		421,000	425,480
Swedbank AB, 1.75%, 3/12/18 (n)		1,294,000	1,281,060
U.S. Bancorp, 2.95%, 7/15/22		402,000	386,646

			$18,633,502

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$686,801

Issuer	Shares/Par		Value ($)

BONDS – continued
Pharmaceuticals – 0.4%
Celgene Corp., 1.9%, 8/15/17		$717,000	$723,338
Gilead Sciences, Inc., 3.7%, 4/01/24		950,000	950,398
Mylan, Inc., 2.55%, 3/28/19		319,000	315,583
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		1,134,000	1,053,915
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	798,394

			$3,841,628

Printing & Publishing – 0.2%
Moody’s Corp., 4.875%, 2/15/24		$1,014,000	$1,065,061
Wolters Kluwer N.V., 6.375%, 4/10/18	EUR	450,000	739,469

			$1,804,530

Railroad & Shipping – 0.1%
CSX Corp., 4.1%, 3/15/44		$1,057,000	$964,140

Real Estate – 0.4%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$149,000	$153,231
Boston Properties, Inc., REIT, 3.125%, 9/01/23		950,000	891,415
ERP Operating LP, REIT, 3%, 4/15/23		128,000	120,847
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	646,749
Hammerson PLC, REIT, 6%, 2/23/26	GBP	325,000	628,119
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$948,000	1,098,746
WEA Finance LLC/WT Finance Australia, 3.375%, 10/03/22 (n)		631,000	630,103

			$4,169,210

Retailers – 0.5%
Cencosud S.A., 5.5%, 1/20/21		$1,006,000	$1,036,100
Dollar General Corp., 4.125%, 7/15/17		742,000	793,585
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,471,579
Home Depot, Inc., 5.95%, 4/01/41		1,029,000	1,248,685
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	450,000	755,210

			$5,305,159

Specialty Chemicals – 0.1%
Ecolab, Inc., 3%, 12/08/16		$742,000	$777,521
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		570,000	560,025

			$1,337,546

Specialty Stores – 0.1%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$583,000	$597,187
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	800,000	751,074

			$1,348,261

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Supermarkets – 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	500,000	$728,522
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	457,553

			$1,186,075

Telecommunications – Wireless – 0.4%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,284,388
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	341,671
American Tower Corp., REIT, 3.5%, 1/31/23		812,000	767,860
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		1,380,000	1,581,906
Rogers Communications, Inc., 5%, 3/15/44		489,000	492,315

			$4,468,140

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	780,000	$785,122

Tobacco – 0.3%
Altria Group, Inc., 2.85%, 8/09/22		$1,220,000	$1,144,850
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	500,000	918,016
Lorillard Tobacco Co., 8.125%, 6/23/19		$894,000	1,105,031

			$3,167,897

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$387,872
ERAC USA Finance Co., 7%, 10/15/37 (n)		824,000	1,036,313
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	802,684

			$2,226,869

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 9/15/15		$649,000	$687,272
Small Business Administration, 5.09%, 10/01/25		24,509	26,265
Small Business Administration, 5.21%, 1/01/26		770,660	830,577
Small Business Administration, 5.31%, 5/01/27		218,333	240,234

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 3/01/33		$2,175,754	$2,042,983

			$3,827,331

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$3,501,000	$4,118,051

Utilities – Electric Power – 0.7%
CMS Energy Corp., 5.05%, 3/15/22		$954,000	$1,061,119
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	703,729
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	790,900
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	851,117
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	450,000	762,821
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	479,171
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		280,000	306,691
Progress Energy, Inc., 7.05%, 3/15/19		850,000	1,017,554
Red Electrica de Espana, 3.5%, 10/07/16	EUR	400,000	584,365
Red Electrica de Espana, 4.75%, 2/16/18	EUR	500,000	777,373

			$7,334,840

Total Bonds			$605,187,757

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Russell 2000 Index – December 2014 @ $950	600	$1,350,000

Issuer	Shares/Par
MONEY MARKET FUNDS – 6.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	69,880,358	$69,880,358

Total Investments		$1,056,517,027

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(5,090,397)

Net Assets – 100.0%		$1,051,426,630

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,389,279, representing 4.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.830%, 8/22/36	1/20/11	$19,455	$20,446
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	359,000	4/11/14	$327,277	$332,731	$5,454
BUY	AUD	Citibank N.A.	37,000	4/11/14	32,893	34,293	1,400
BUY	AUD	Deutsche Bank AG	5,402,000	4/11/14	4,790,753	5,006,717	215,964
BUY	AUD	Goldman Sachs International	3,408,300	4/11/14	3,059,334	3,158,902	99,568
BUY	AUD	JPMorgan Chase Bank	22,231,927	4/11/14-5/12/14	19,931,447	20,575,656	644,209
BUY	BRL	Deutsche Bank AG	10,332,484	4/02/14	4,553,761	4,553,761	0

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	BRL	Deutsche Bank AG	10,332,484	6/03/14	$4,480,890	$4,480,463	$427
SELL	BRL	JPMorgan Chase Bank	8,426,468	6/03/14	3,659,386	3,653,959	5,427
BUY	CAD	Barclays Bank PLC	7,344,000	4/11/14	6,605,029	6,641,606	36,577
BUY	CAD	Goldman Sachs International	5,761,924	4/11/14	5,195,107	5,210,843	15,736
BUY	CAD	JPMorgan Chase Bank	4,628,878	4/11/14-5/12/14	4,172,268	4,185,364	13,096
SELL	CAD	Citibank N.A.	3,392,000	4/11/14	3,146,772	3,067,583	79,189
SELL	CAD	Deutsche Bank AG	3,445,655	4/11/14	3,179,000	3,116,106	62,894
SELL	CAD	Goldman Sachs International	1,730,376	4/11/14	1,623,023	1,564,880	58,143
SELL	CAD	JPMorgan Chase Bank	16,926,015	5/12/14	15,342,000	15,296,084	45,916
SELL	CAD	Merrill Lynch International Bank	25,657,929	4/11/14	23,552,349	23,203,956	348,393
SELL	CAD	UBS AG	8,700,891	4/11/14	7,982,469	7,868,721	113,748
BUY	CHF	Goldman Sachs International	4,927,000	4/11/14	5,463,396	5,573,611	110,215
SELL	CHF	Deutsche Bank AG	5,386,000	4/11/14	6,104,154	6,092,850	11,304
SELL	CHF	Goldman Sachs International	110,000	4/11/14	125,906	124,436	1,470
BUY	CZK	Citibank N.A.	15,672,000	4/11/14	781,667	786,536	4,869
BUY	DKK	UBS AG	13,131,747	4/11/14	2,402,421	2,423,271	20,850
BUY	EUR	Barclays Bank PLC	523,858	4/11/14	709,293	721,678	12,385
BUY	EUR	Citibank N.A.	531,000	4/11/14	722,198	731,517	9,319
BUY	EUR	Credit Suisse Group	4,691,000	4/11/14	6,442,569	6,462,428	19,859
BUY	EUR	Deutsche Bank AG	185,000	4/11/14	254,057	254,860	803
BUY	EUR	Goldman Sachs International	15,630,117	4/11/14-5/12/14	21,389,890	21,532,207	142,317
SELL	EUR	Citibank N.A.	130,000	4/11/14	179,332	179,091	241
SELL	EUR	Deutsche Bank AG	618,000	4/11/14	851,410	851,371	39
SELL	EUR	Goldman Sachs International	3,069,760	4/11/14	4,261,473	4,228,971	32,502
BUY	GBP	Barclays Bank PLC	117,000	4/11/14	190,582	195,043	4,461
BUY	GBP	Citibank N.A.	597,000	4/11/14	988,840	995,221	6,381
BUY	GBP	Credit Suisse Group	4,539,354	4/11/14	7,451,214	7,567,268	116,054
BUY	GBP	Goldman Sachs International	13,317,829	4/11/14-5/12/14	21,741,500	22,197,409	455,909
BUY	GBP	Merrill Lynch International Bank	3,938,047	4/11/14	6,466,116	6,564,867	98,751
SELL	GBP	Deutsche Bank AG	3,817,000	4/11/14	6,372,172	6,363,077	9,095
SELL	GBP	Goldman Sachs International	1,707,040	4/11/14-5/12/14	2,852,708	2,845,188	7,520
SELL	GBP	JPMorgan Chase Bank	5,578,329	5/12/14	9,323,000	9,297,108	25,892
BUY	ILS	JPMorgan Chase Bank	342,844	5/12/14	96,789	98,267	1,478
BUY	INR	JPMorgan Chase Bank	200,317,000	4/15/14	3,173,590	3,343,946	170,356
BUY	JPY	Barclays Bank PLC	421,756,492	4/11/14	4,080,671	4,086,395	5,724
BUY	JPY	Credit Suisse Group	114,138,000	4/11/14	1,090,387	1,105,882	15,495
BUY	JPY	Deutsche Bank AG	729,309,167	4/11/14	7,036,573	7,066,270	29,697
BUY	JPY	Goldman Sachs International	729,309,167	4/11/14	7,037,218	7,066,270	29,052
SELL	JPY	Barclays Bank PLC	100,000,000	4/11/14	977,706	968,899	8,807
SELL	JPY	Deutsche Bank AG	748,372,000	4/11/14	7,310,798	7,250,970	59,828
SELL	JPY	Goldman Sachs International	534,386,161	4/11/14	5,249,038	5,177,663	71,375

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	JPY	JPMorgan Chase Bank	11,502,316,398	5/12/14	$113,383,975	$111,464,409	$1,919,566
BUY	KRW	Deutsche Bank AG	763,015,900	5/21/14	712,001	715,063	3,062
BUY	KRW	JPMorgan Chase Bank	144,791,000	5/21/14	135,167	135,691	524
BUY	MXN	JPMorgan Chase Bank	45,844,979	4/16/14	3,477,188	3,507,753	30,565
BUY	MYR	Deutsche Bank AG	4,168,756	5/20/14	1,258,378	1,272,306	13,928
BUY	NOK	Goldman Sachs International	88,306,670	4/11/14-5/12/14	14,130,803	14,726,425	595,622
BUY	NOK	JPMorgan Chase Bank	152,867,185	5/12/14	25,378,000	25,490,371	112,371
BUY	NZD	Deutsche Bank AG	8,829,000	4/11/14	7,431,869	7,656,568	224,699
BUY	NZD	Goldman Sachs International	1,807,000	4/11/14	1,546,049	1,567,042	20,993
BUY	NZD	JPMorgan Chase Bank	11,907,729	5/12/14	9,940,000	10,300,737	360,737
BUY	NZD	Westpac Banking Corp.	5,190,253	4/11/14	4,328,775	4,501,023	172,248
BUY	PLN	JPMorgan Chase Bank	4,992,931	4/11/14	1,638,448	1,650,255	11,807
BUY	SEK	Goldman Sachs International	16,667,142	5/12/14	2,562,000	2,573,525	11,525
BUY	SEK	JPMorgan Chase Bank	101,501,369	5/12/14	15,516,528	15,672,533	156,005
SELL	SEK	Barclays Bank PLC	1,263,000	4/11/14	196,231	195,112	1,119
SELL	SEK	Goldman Sachs International	6,744,842	4/11/14	1,046,134	1,041,962	4,172
BUY	SGD	Citibank N.A.	1,505,000	4/11/14	1,187,089	1,196,444	9,355
BUY	THB	JPMorgan Chase Bank	82,930,000	4/08/14	2,545,427	2,555,735	10,308
SELL	THB	JPMorgan Chase Bank	34,001,350	4/08/14	1,048,292	1,047,853	439
BUY	TRY	JPMorgan Chase Bank	15,093,000	4/11/14	6,630,060	7,032,398	402,338
BUY	ZAR	Barclays Bank PLC	18,522,135	4/11/14	1,672,737	1,756,893	84,156

							$7,373,728

Liability Derivatives
SELL	AUD	Barclays Bank PLC	3,546,000	4/11/14	$3,169,307	$3,286,527	$(117,220)
SELL	AUD	Credit Suisse Group	3,517,482	4/11/14	3,139,187	3,260,095	(120,908)
SELL	AUD	JPMorgan Chase Bank	78,496,548	5/12/14	69,551,325	72,598,348	(3,047,023)
SELL	AUD	UBS AG	2,703,999	4/11/14	2,362,000	2,506,138	(144,138)
SELL	AUD	Westpac Banking Corp.	15,916,976	4/11/14	14,204,787	14,752,275	(547,488)
BUY	BRL	JPMorgan Chase Bank	8,426,468	4/02/14	3,718,653	3,713,736	(4,917)
SELL	BRL	Deutsche Bank AG	10,332,484	4/02/14	4,383,000	4,553,761	(170,761)
SELL	BRL	JPMorgan Chase Bank	8,426,468	4/02/14	3,449,974	3,713,737	(263,763)
SELL	CAD	Citibank N.A.	528,017	4/11/14	472,000	477,517	(5,517)
SELL	CAD	Goldman Sachs International	4,130,000	4/11/14	3,711,511	3,734,999	(23,488)
SELL	CAD	JPMorgan Chase Bank	31,324,366	5/12/14	28,143,529	28,307,911	(164,382)
SELL	CHF	Citibank N.A.	420,000	4/11/14	473,551	475,120	(1,569)
SELL	CHF	Deutsche Bank AG	113,000	4/11/14	127,344	127,830	(486)
SELL	CHF	JPMorgan Chase Bank	40,506,753	5/12/14	45,062,309	45,834,094	(771,785)
SELL	DKK	Goldman Sachs International	11,798,333	4/11/14-5/12/14	2,142,924	2,177,620	(34,696)
BUY	EUR	Barclays Bank PLC	6,001,208	6/18/14	8,356,814	8,266,597	(90,217)
BUY	EUR	Credit Suisse Group	543,033	4/11/14	755,773	748,094	(7,679)
BUY	EUR	Deutsche Bank AG	8,258,181	4/11/14	11,488,867	11,376,657	(112,210)
BUY	EUR	Goldman Sachs International	3,195,889	4/11/14	4,435,001	4,402,729	(32,272)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Barclays Bank PLC	3,309,000	4/11/14	$4,473,604	$4,558,553	$(84,949)
SELL	EUR	Citibank N.A.	895,702	4/11/14	1,210,731	1,233,939	(23,208)
SELL	EUR	Credit Suisse Group	14,859,890	4/11/14	20,273,352	20,471,320	(197,968)
SELL	EUR	Deutsche Bank AG	5,474,000	4/11/14	7,531,785	7,541,106	(9,321)
SELL	EUR	Goldman Sachs International	67,612,383	4/11/14-5/12/14	91,729,097	93,139,081	(1,409,984)
SELL	EUR	JPMorgan Chase Bank	48,045,072	4/11/14-5/12/14	65,178,328	66,185,198	(1,006,870)
SELL	EUR	Merrill Lynch International Bank	687,000	4/11/14	941,920	946,427	(4,507)
SELL	GBP	Citibank N.A.	448,000	4/11/14	736,421	746,833	(10,412)
SELL	GBP	Credit Suisse Group	508,700	4/11/14	838,957	848,021	(9,064)
SELL	GBP	Deutsche Bank AG	1,003,753	4/11/14	1,651,463	1,673,293	(21,830)
SELL	GBP	Goldman Sachs International	1,675,918	4/11/14	2,766,990	2,793,816	(26,826)
SELL	GBP	JPMorgan Chase Bank	12,887,119	5/12/14	20,996,790	21,478,285	(481,495)
BUY	JPY	Barclays Bank PLC	33,664,000	4/11/14	328,754	326,170	(2,584)
BUY	JPY	Citibank N.A.	332,090,788	4/11/14	3,252,932	3,217,625	(35,307)
BUY	JPY	Credit Suisse Group	621,398,770	4/11/14	6,108,545	6,020,728	(87,817)
BUY	JPY	Deutsche Bank AG	580,000,000	4/11/14	5,722,178	5,619,615	(102,563)
BUY	JPY	Goldman Sachs International	981,294,821	4/11/14	9,592,869	9,507,758	(85,111)
BUY	JPY	JPMorgan Chase Bank	2,229,694,814	4/11/14-5/12/14	21,822,976	21,606,185	(216,791)
BUY	JPY	UBS AG	423,656,000	4/11/14	4,173,265	4,104,799	(68,466)
SELL	JPY	Credit Suisse Group	173,401,027	4/11/14	1,654,500	1,680,081	(25,581)
SELL	JPY	Goldman Sachs International	70,000,000	4/11/14	677,382	678,230	(848)
SELL	JPY	JPMorgan Chase Bank	659,902,000	4/11/14	6,298,770	6,393,785	(95,015)
SELL	MXN	Barclays Bank PLC	52,606,412	5/21/14	3,930,839	4,014,245	(83,406)
SELL	NOK	Goldman Sachs International	11,642,944	4/11/14	1,845,341	1,943,768	(98,427)
SELL	NOK	JPMorgan Chase Bank	36,731,273	5/12/14	5,871,508	6,124,884	(253,376)
SELL	NZD	Citibank N.A.	4,861,570	4/11/14	3,985,000	4,215,986	(230,986)
SELL	NZD	Goldman Sachs International	460,000	4/11/14	377,489	398,915	(21,426)
SELL	NZD	JPMorgan Chase Bank	40,472,977	4/11/14-5/12/14	33,272,854	35,027,620	(1,754,766)
SELL	NZD	UBS AG	1,481,367	4/11/14	1,193,000	1,284,652	(91,652)
SELL	SEK	Goldman Sachs International	57,462,175	5/12/14	8,786,104	8,872,569	(86,465)
SELL	SGD	JPMorgan Chase Bank	1,238,213	5/12/14	976,925	984,370	(7,445)
SELL	TRY	JPMorgan Chase Bank	15,087,000	4/11/14	6,791,840	7,029,602	(237,762)

							$(12,532,747)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	1,134	$25,243,370	April - 2014	$1,220,402
DAX Index (Long)	EUR	20	6,603,419	June - 2014	253,531
FTSE 100 Index (Short)	GBP	60	6,545,398	June - 2014	4,350
FTSE/MIB Index (Long)	EUR	258	38,031,394	June - 2014	2,190,292
Hang Seng China Enterprises Index (Long)	HKD	590	38,340,682	April - 2014	1,963,328
Hang Seng Index (Long)	HKD	31	4,424,289	April - 2014	111,107
IBEX 35 Index (Long)	EUR	248	35,238,512	April - 2014	1,564,240
Mexico Bolsa Index (Long)	MXN	205	6,378,859	June - 2014	313,888
MSCI Taiwan Index (Long)	USD	1,099	34,321,770	April - 2014	955,284
NIKKEI 225 Index (Short)	JPY	7	1,005,765	June - 2014	19,161
Russell 2000 Muni Index (Short)	USD	38	4,447,900	June - 2014	64,105
S&P/TSE 60 Index (Short)	CAD	93	13,762,822	June - 2014	19,045
TurkDEX - BIST 30 Index (Long)	TRY	3,304	13,198,551	April - 2014	1,183,313

					$9,862,046

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	419	$44,899,734	June - 2014	$101,913
Canadian Treasury Bond 10 yr (Long)	CAD	654	76,864,966	June - 2014	13,837
Japanese Government Bond 10 yr (Short)	JPY	73	102,284,164	June - 2014	104,063

					$219,813

					$10,081,859

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	321	$40,136,796	June - 2014	$(313,592)
FTSE JSE Top 40 Index (Short)	ZAR	307	12,648,587	June - 2014	(428,783)
KOSPI 200 Index (Short)	KRW	220	26,702,992	June - 2014	(115,551)
MSCI Singapore Index (Short)	SGD	205	11,649,098	April - 2014	(317,069)
OMX 30 Index (Short)	SEK	803	16,767,679	April - 2014	(684,298)
E-Mini S&P 500 Index (Short)	USD	12	1,118,760	June - 2014	(2,406)
SGX CNX Nifty Index (Short)	USD	124	1,674,992	April - 2014	(43,566)

					$(1,905,265)

Interest Rate Futures
German Euro Bund (Short)	EUR	485	$95,800,786	June - 2014	$(454,685)
United Kingdom Treasury 10 yr (Short)	GBP	225	41,085,665	June - 2014	(285,430)
US Treasury Note 10 yr (Long)	USD	325	40,137,500	June - 2014	(291,262)

					$(1,031,377)

					$(2,936,642)

At March 31, 2014, the fund had cash collateral of $5,544,730 and other liquid securities with an aggregate value of $26,040,969 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$381,448,912	$—	$—	$381,448,912
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	7,945,382	—	7,945,382
Non-U.S. Sovereign Debt	—	340,933,920	—	340,933,920
U.S. Corporate Bonds	—	87,336,176	—	87,336,176
Residential Mortgage-Backed Securities	—	56,398,748	—	56,398,748
Commercial Mortgage-Backed Securities	—	21,644,487	—	21,644,487
Asset-Backed Securities (including CDOs)	—	20,446	—	20,446
Foreign Bonds	—	90,908,598	—	90,908,598
Mutual Funds	69,880,358	—	—	69,880,358
Total Investments	$451,329,270	$605,187,757	$—	$1,056,517,027

Other Financial Instruments
Futures Contracts	$7,145,217	$—	$—	$7,145,217
Forward Foreign Currency Exchange Contracts	—	(5,159,019)	—	(5,159,019)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,595,256 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$922,202,350
Gross unrealized appreciation	149,324,365
Gross unrealized depreciation	(15,009,688)

Net unrealized appreciation (depreciation)	$134,314,677

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,988,865	86,707,214	(57,815,721)	69,880,358

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,461	$69,880,358

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	45.0%
Canada	10.8%
Italy	7.6%
Spain	7.1%
France	4.3%
China	3.6%
Taiwan	3.6%
Brazil	3.2%
Germany	(4.1)%
Other Countries	18.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2014

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 1.2%
FLIR Systems, Inc.	56,110	$2,019,960

Airlines – 0.6%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	131,980	$1,095,434

Automotive – 0.6%
Dorman Products, Inc. (a)	16,550	$977,443

Biotechnology – 0.4%
MiMedx Group, Inc. (a)	103,060	$631,758

Broadcasting – 0.9%
RetailMeNot, Inc. (a)	48,660	$1,557,120

Brokerage & Asset Managers – 0.8%
LPL Financial Holdings, Inc.	25,530	$1,341,346

Business Services – 6.5%
Borderfree, Inc. (a)	38,210	$712,234
Bright Horizons Family Solutions, Inc. (a)	68,140	2,664,955
Concur Technologies, Inc. (a)	6,140	608,290
Constant Contact, Inc. (a)	106,928	2,615,459
Gartner, Inc. (a)	19,090	1,325,610
Paylocity Holding Corp. (a)	11,960	287,638
Performant Financial Corp. (a)	100,590	910,340
Ultimate Software Group, Inc. (a)	4,440	608,280
Xoom Corp. (a)	79,620	1,554,182

		$11,286,988

Chemicals – 0.1%
Marrone Bio Innovations, Inc. (a)	14,900	$208,153

Computer Software – 3.9%
CommVault Systems, Inc. (a)	34,310	$2,228,435
Qlik Technologies, Inc. (a)	92,454	2,458,352
SolarWinds, Inc. (a)	51,020	2,174,983

		$6,861,770

Computer Software – Systems – 6.0%
Cvent, Inc. (a)	25,070	$906,281
Demandware, Inc. (a)	6,880	440,733
E2open, Inc. (a)	28,710	676,695
Exa Corp. (a)	37,710	500,035
Fleetmatics Group PLC (a)	51,760	1,731,372
Linx S.A.	32,000	629,141
MiX Telematics Ltd., ADR (a)	70,960	764,949
Model N, Inc. (a)	135,080	1,365,659
PROS Holdings, Inc. (a)	9,390	295,879
SciQuest, Inc. (a)	52,888	1,428,769
ServiceNow, Inc. (a)	7,460	447,003
SS&C Technologies Holdings, Inc. (a)	32,930	1,317,859

		$10,504,375

Construction – 1.2%
Eagle Materials, Inc.	23,110	$2,048,933

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 4.5%
Diamond Resorts International, Inc. (a)	70,240	$1,190,568
HomeAway, Inc. (a)	44,848	1,689,424
Kroton Educacional S.A.	63,600	1,398,695
MakeMyTrip Ltd. (a)	65,120	1,763,450
Nord Anglia Education, Inc. (a)	88,630	1,699,037

		$7,741,174

Electrical Equipment – 2.1%
MSC Industrial Direct Co., Inc., “A”	18,102	$1,566,185
Sensata Technologies Holding B.V. (a)	48,098	2,050,899

		$3,617,084

Electronics – 5.8%
Mellanox Technologies Ltd. (a)	56,240	$2,200,671
Rubicon Technology, Inc. (a)(l)	120,490	1,360,332
Silicon Laboratories, Inc. (a)	59,100	3,087,975
Stratasys Ltd. (a)	3,730	395,716
Ultratech, Inc. (a)	88,310	2,577,769
Universal Display Corp. (a)	16,121	514,421

		$10,136,884

Energy – Independent – 8.7%
Alpha Natural Resources, Inc. (a)	145,220	$617,185
Antero Resources Corp. (a)	24,880	1,557,488
Cabot Oil & Gas Corp.	76,986	2,608,286
CONSOL Energy, Inc.	82,400	3,291,880
Oasis Petroleum LLC (a)	10,740	448,180
Peabody Energy Corp.	125,720	2,054,265
Range Resources Corp.	18,947	1,572,033
Rice Energy, Inc. (a)	88,980	2,348,182
Walter Energy, Inc. (l)	84,440	638,366

		$15,135,865

Engineering – Construction – 0.9%
Team, Inc. (a)	36,920	$1,582,391

Entertainment – 0.1%
DHX Media Ltd.	50,227	$205,361

Food & Beverages – 1.2%
Flowers Foods, Inc.	43,810	$939,725
Grupo Lala S.A.B. de C.V.	334,500	696,133
Keurig Green Mountain, Inc.	4,060	428,695

		$2,064,553

Food & Drug Stores – 1.1%
Brazil Pharma S.A. (a)	401,500	$681,258
Fairway Group Holdings Corp. (a)	152,690	1,166,552

		$1,847,810

Gaming & Lodging – 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	39,340	$1,269,502

General Merchandise – 1.2%
Five Below, Inc. (a)	50,130	$2,129,522

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.9%
ChannelAdvisor Corp. (a)	16,260	$613,652
Millennial Media, Inc. (a)	212,410	1,469,877
Pandora Media, Inc. (a)	14,460	438,427
Shutterfly, Inc. (a)	35,800	1,527,944
Shutterstock, Inc. (a)	5,710	414,603
Yelp, Inc. (a)	7,800	600,054

		$5,064,557

Machinery & Tools – 9.5%
Allison Transmission Holdings, Inc.	95,240	$2,851,486
Finning International, Inc.	44,650	1,264,175
IPG Photonics Corp. (a)	43,642	3,102,073
Joy Global, Inc.	62,244	3,610,152
Nordson Corp.	12,320	868,437
Polypore International, Inc. (a)(l)	51,793	1,771,839
Proto Labs, Inc. (a)	20,540	1,389,942
WABCO Holdings, Inc. (a)	16,497	1,741,423

		$16,599,527

Medical & Health Technology & Services – 5.3%
Advisory Board Co. (a)	21,916	$1,408,103
Brookdale Senior Living, Inc. (a)	42,830	1,435,233
Capital Senior Living Corp. (a)	100,880	2,621,871
Healthcare Services Group, Inc.	82,106	2,386,000
HealthStream, Inc. (a)	51,920	1,386,264

		$9,237,471

Medical Equipment – 6.5%
Align Technology, Inc. (a)	11,640	$602,836
Cardiovascular Systems, Inc. (a)	49,980	1,588,864
Cepheid, Inc. (a)	33,261	1,715,602
Endologix, Inc. (a)	177,302	2,281,877
GenMark Diagnostics, Inc. (a)	82,190	816,969
Globus Medical, Inc., “A” (a)	54,760	1,456,068
Novadaq Technologies, Inc. (a)	16,720	372,522
NxStage Medical, Inc. (a)	63,405	807,780
TearLab Corp. (a)	182,950	1,236,742
Uroplasty, Inc. (a)	111,315	404,073

		$11,283,333

Metals & Mining – 7.3%
Cameco Corp.	73,170	$1,675,593
Century Aluminum Co. (a)	113,490	1,499,203
Globe Specialty Metals, Inc.	95,517	1,988,664
GrafTech International Ltd. (a)	188,910	2,062,897
Horsehead Holding Corp. (a)	97,980	1,648,024
Iluka Resources Ltd.	227,492	2,090,774
Molycorp, Inc. (a)(l)	255,650	1,198,999
Uranium Participation Corp. (a)	101,930	515,413

		$12,679,567

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	78,700	$894,819

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 4.3%
Atwood Oceanics, Inc. (a)	68,139	$3,433,524
Dresser-Rand Group, Inc. (a)	26,333	1,538,111
Frank’s International N.V.	98,600	2,443,308

		$7,414,943

Other Banks & Diversified Financials – 0.8%
First Republic Bank	25,650	$1,384,844

Pharmaceuticals – 2.1%
Aratana Therapeutics, Inc. (a)	35,410	$657,210
Kythera Biopharmaceuticals, Inc. (a)	34,770	1,382,455
MediWound Ltd. (a)	24,960	359,674
TherapeuticsMD, Inc. (a)	188,560	1,189,814

		$3,589,153

Railroad & Shipping – 3.5%
Diana Shipping, Inc. (a)	261,768	$3,138,598
Navigator Holdings Ltd. (a)	29,130	757,380
Navios Maritime Holdings, Inc.	218,920	2,156,362

		$6,052,340

Restaurants – 2.8%
Arcos Dorados Holdings, Inc.	178,594	$1,800,228
BJ’s Restaurants, Inc. (a)	54,900	1,795,779
Chuy’s Holdings, Inc. (a)	10,110	436,145
Dunkin Brands Group, Inc.	17,180	862,092

		$4,894,244

Specialty Chemicals – 0.7%
Rockwood Holdings, Inc.	16,460	$1,224,624

Specialty Stores – 2.4%
Citi Trends, Inc. (a)	91,353	$1,488,140
Monro Muffler Brake, Inc.	21,483	1,221,953
Tile Shop Holdings, Inc. (a)	94,510	1,460,180

		$4,170,273

Trucking – 1.8%
Swift Transportation Co. (a)	128,266	$3,174,577

Total Common Stocks		$171,927,698

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,009,663	$1,009,663

COLLATERAL FOR SECURITIES LOANED – 1.4%
Navigator Securities Lending Prime Portfolio, 0.20%, at Net Asset Value (j)	2,399,204	$2,399,204

Total Investments		$175,336,565

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(1,498,310)

Net Assets – 100.0%		$173,838,255

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$171,927,698	$—	$—	$171,927,698
Mutual Funds	3,408,867	—	—	3,408,867
Total Investments	$175,336,565	$—	$—	$175,336,565

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$152,326,624
Gross unrealized appreciation	31,593,566
Gross unrealized depreciation	(8,583,625)
Net unrealized appreciation (depreciation)	$23,009,941

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48	12,196,217	(11,186,602)	1,009,663

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$127	$1,009,663

5

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 90.3%
Foreign Bonds – 66.1%
Australia – 2.0%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	4,475,000	$4,659,294

Austria – 0.5%
Republic of Austria, 1.75%, 10/20/23	EUR	776,000	$1,062,107

Belgium – 3.0%
Kingdom of Belgium, 4.25%, 9/28/21	EUR	3,452,000	$5,646,265
Kingdom of Belgium, 4%, 3/28/32	EUR	743,000	1,189,507

			$6,835,772

Canada – 3.3%
Government of Canada, 4.5%, 6/01/15	CAD	2,570,000	$2,418,962
Government of Canada, 4.25%, 6/01/18	CAD	12,000	12,050
Government of Canada, 3.25%, 6/01/21	CAD	2,918,000	2,849,900
Government of Canada, 5.75%, 6/01/33	CAD	1,708,000	2,194,907

			$7,475,819

Finland – 0.5%
Republic of Finland, 3.875%, 9/15/17	EUR	771,000	$1,186,027

France – 3.5%
Republic of France, 2.5%, 10/25/20	EUR	1,006,000	$1,491,689
Republic of France, 6%, 10/25/25	EUR	1,428,000	2,719,191
Republic of France, 4.75%, 4/25/35	EUR	2,171,000	3,871,391

			$8,082,271

Germany – 4.3%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,251,000	$3,600,014
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,956,000	3,106,241
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,505,000	3,199,439

			$9,905,694

Iceland – 0.5%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,122,000	$1,182,308

Ireland – 2.9%
Republic of Ireland, 5.5%, 10/18/17	EUR	1,507,000	$2,397,439
Republic of Ireland, 4.5%, 4/18/20	EUR	2,018,000	3,166,030
Republic of Ireland, 5.4%, 3/13/25	EUR	731,000	1,208,158

			$6,771,627

Italy – 11.2%
Republic of Italy, 5.25%, 8/01/17	EUR	10,303,000	$15,978,100
Republic of Italy, 3.75%, 3/01/21	EUR	6,689,000	9,904,793

			$25,882,893

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – 20.9%
Government of Japan, 2%, 3/20/52	JPY	87,900,000	$903,127
Government of Japan, 1.1%, 6/20/20	JPY	1,895,200,000	19,275,698
Government of Japan, 2.1%, 9/20/24	JPY	1,082,350,000	11,992,698
Government of Japan, 2.2%, 9/20/27	JPY	868,900,000	9,791,476
Government of Japan, 2.4%, 3/20/37	JPY	448,600,000	4,983,226
Toyota Motor Credit Corp., FRN, 0.525%, 5/17/16		$1,227,000	1,231,713

			$48,177,938

Netherlands – 1.3%
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	1,016,000	$1,601,821
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	683,000	1,309,604

			$2,911,425

Norway – 0.0%
Statoil A.S.A., FRN, 0.525%, 5/15/18		$45,000	$44,948

Portugal – 1.7%
Republic of Portugal, 4.45%, 6/15/18	EUR	1,769,000	$2,606,292
Republic of Portugal, 4.8%, 6/15/20	EUR	823,000	1,231,313

			$3,837,605

Spain – 6.2%
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,737,000	$2,823,785
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,781,000	5,920,167
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,573,000	5,590,845

			$14,334,797

Sweden – 1.2%
Kingdom of Sweden, 5%, 12/01/20	SEK	9,870,000	$1,836,156
Nordea Bank AB, FRN, 0.696%, 5/13/16 (n)		$1,000,000	1,003,621

			$2,839,777

United Kingdom – 3.1%
HSBC Bank PLC, FRN, 0.875%, 5/15/18 (n)		$403,000	$404,322
United Kingdom Treasury, 4.25%, 12/07/27	GBP	299,000	563,125
United Kingdom Treasury, 4.25%, 3/07/36	GBP	3,232,000	6,073,989

			$7,041,436

Total Foreign Bonds			$152,231,738

U.S. Bonds – 24.2%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.578%, 1/17/32 (i)(z)		$1,153,136	$6,828
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43 (i)(z)		250,316	367

			$7,195

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 2/01/15	$46,494	$47,368
Fannie Mae, 4.78%, 8/01/15	85,419	88,278
Fannie Mae, 4.856%, 8/01/15	41,112	42,466
Fannie Mae, 5.432%, 2/01/16	74,796	79,911
Fannie Mae, 5.09%, 12/01/16	82,626	90,232
Fannie Mae, 5.05%, 1/01/17	50,838	54,658
Fannie Mae, 5.223%, 1/01/18	106,202	113,306
Fannie Mae, 5.1%, 3/01/19	60,818	66,163
Fannie Mae, 5.18%, 3/01/19	60,882	66,369
Freddie Mac, 1.426%, 8/25/17	560,000	562,782
Freddie Mac, 3.882%, 11/25/17	89,000	95,376
Freddie Mac, 5.085%, 3/25/19	43,000	48,486
Freddie Mac, 3.32%, 2/25/23	5,000	5,069

		$1,360,464

U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 9/15/15	$301,000	$318,750
Small Business Administration, 4.57%, 6/01/25	17,633	18,665
Small Business Administration, 5.09%, 10/01/25	18,954	20,312
Small Business Administration, 5.21%, 1/01/26	246,611	265,785
Small Business Administration, 2.22%, 3/01/33	982,230	922,291

		$1,545,803

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 22.9%
U.S. Treasury Bonds, 6.875%, 8/15/25	$2,544,000	$3,552,457
U.S. Treasury Bonds, 5.25%, 2/15/29	3,705,000	4,635,303
U.S. Treasury Bonds, 4.5%, 8/15/39	8,960,400	10,539,671
U.S. Treasury Notes, 4.125%, 5/15/15	13,403,000	13,996,190
U.S. Treasury Notes, 4.75%, 8/15/17	12,315,000	13,808,194
U.S. Treasury Notes, 3.5%, 5/15/20	5,751,000	6,230,398

		$52,762,213

Total U.S. Bonds		$55,675,675

Total Bonds		$207,907,413

MONEY MARKET FUNDS – 9.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	20,753,258	$20,753,258

Total Investments		$228,660,671

OTHER ASSETS, LESS LIABILITIES – 0.7%		1,573,532

Net Assets – 100.0%		$230,234,203

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,590,251, representing 1.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.578%, 1/17/32	8/25/03-12/02/11	$9,150	$6,828
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43	12/11/03-11/30/11	612	367
Total Restricted Securities			$7,195
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

2

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	2,057,000	4/11/14	$1,826,209	$1,906,482	$80,273
BUY	AUD	Deutsche Bank AG	1,252,000	4/11/14	1,136,629	1,160,386	23,757
BUY	AUD	Goldman Sachs International	1,105,287	4/11/14	987,053	1,024,410	37,357
BUY	AUD	JPMorgan Chase Bank N.A.	1,991,000	4/11/14	1,736,265	1,845,311	109,046
BUY	CAD	Goldman Sachs International	1,313,000	4/11/14	1,183,372	1,187,422	4,050
BUY	CAD	JPMorgan Chase Bank N.A.	2,277,000	4/11/14	2,047,850	2,059,224	11,374
SELL	CAD	Deutsche Bank AG	1,066,000	4/11/14	983,504	964,046	19,458
SELL	CAD	JPMorgan Chase Bank N.A.	1,245,666	4/11/14	1,156,000	1,126,528	29,472
SELL	CAD	Merrill Lynch International Bank	5,892,453	4/11/14	5,408,898	5,328,888	80,010
SELL	CHF	Morgan Stanley Capital Services, Inc.	2,052,000	4/11/14	2,324,404	2,321,301	3,103
BUY	DKK	Citibank N.A.	189,000	4/11/14	34,808	34,877	69
BUY	DKK	UBS AG	7,001,290	4/11/14	1,280,869	1,291,986	11,117
BUY	EUR	Barclays Bank PLC	58,000	4/11/14	78,800	79,902	1,102
BUY	EUR	Citibank N.A.	1,370,195	4/11/14	1,862,327	1,887,611	25,284
BUY	EUR	Credit Suisse Group	2,147,000	4/11/14	2,949,725	2,957,756	8,031
BUY	EUR	Goldman Sachs International	4,118,000	4/11/14	5,653,408	5,673,050	19,642
SELL	EUR	Barclays Bank PLC	676,811	6/18/14	942,475	932,300	10,175
SELL	EUR	Brown Brothers Harriman	261,000	4/11/14	362,129	359,559	2,570
SELL	EUR	Citibank N.A.	45,000	4/11/14	62,104	61,993	111
SELL	EUR	Goldman Sachs International	234,000	4/11/14	322,702	322,364	338
BUY	GBP	Barclays Bank PLC	82,000	4/11/14	136,574	136,697	123
BUY	GBP	Citibank N.A.	31,000	4/11/14	51,500	51,678	178
BUY	GBP	Credit Suisse Group	2,849,908	4/11/14	4,678,038	4,750,899	72,861
BUY	GBP	Goldman Sachs International	1,693,746	4/11/14	2,778,968	2,823,537	44,569
BUY	GBP	JPMorgan Chase Bank N.A.	552,000	4/11/14	908,259	920,204	11,945
BUY	GBP	Merrill Lynch International Bank	2,849,908	4/11/14	4,679,434	4,750,899	71,465
SELL	GBP	Barclays Bank PLC	1,411,000	4/11/14	2,355,254	2,352,188	3,066
BUY	JPY	Brown Brothers Harriman	36,140,000	4/11/14	346,279	350,160	3,881
BUY	JPY	Deutsche Bank AG	499,717,247	4/11/14	4,821,408	4,841,756	20,348
BUY	JPY	Goldman Sachs International	499,717,247	4/11/14	4,821,850	4,841,756	19,906
SELL	JPY	Brown Brothers Harriman	45,250,000	4/11/14	446,793	438,427	8,366
SELL	JPY	Citibank N.A.	9,252,000	4/11/14	90,576	89,643	933
SELL	JPY	Deutsche Bank AG	253,063,000	4/11/14	2,472,530	2,451,925	20,605
SELL	JPY	Goldman Sachs International	22,461,000	4/11/14	218,674	217,624	1,050
BUY	NZD	Deutsche Bank AG	1,444,000	4/11/14	1,175,127	1,252,246	77,119

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NZD	Royal Bank of Scotland Group PLC	1,370,000	4/11/14	$1,165,580	$1,188,074	$22,494
BUY	NZD	Westpac Banking Corp.	1,387,000	4/11/14	1,156,786	1,202,816	46,030
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	4/11/14	8,076	8,143	67
SELL	SEK	Goldman Sachs International	5,557,219	4/11/14	861,932	858,495	3,437

							$904,782

Liability Derivatives
SELL	AUD	Goldman Sachs International	2,670,352	4/11/14	$2,357,795	$2,474,953	$(117,158)
SELL	AUD	Westpac Banking Corp.	6,052,753	4/11/14	5,401,658	5,609,851	(208,193)
SELL	CAD	Credit Suisse Group	159,000	4/11/14	142,074	143,793	(1,719)
SELL	CAD	Goldman Sachs International	1,290,229	4/11/14	1,158,000	1,166,829	(8,829)
SELL	CHF	Goldman Sachs International	1,000	4/11/14	1,109	1,131	(22)
BUY	EUR	Deutsche Bank AG	1,663,000	4/11/14	2,316,203	2,290,986	(25,217)
SELL	EUR	Barclays Bank PLC	857,000	4/11/14	1,156,697	1,180,622	(23,925)
SELL	EUR	Citibank N.A.	441,927	4/11/14	597,358	608,809	(11,451)
SELL	EUR	Credit Suisse Group	5,061,693	4/11/14	6,903,510	6,973,102	(69,592)
SELL	EUR	Deutsche Bank AG	2,205,000	4/11/14	3,031,366	3,037,658	(6,292)
SELL	EUR	Goldman Sachs International	4,501,693	4/11/14	6,103,883	6,201,633	(97,750)
SELL	EUR	JPMorgan Chase Bank N.A.	4,617,693	4/11/14	6,300,976	6,361,438	(60,462)
SELL	EUR	UBS AG	562,000	4/11/14	764,703	774,224	(9,521)
SELL	GBP	Citibank N.A.	16,000	4/11/14	26,391	26,673	(282)
SELL	GBP	Goldman Sachs International	681,084	4/11/14	1,124,512	1,135,392	(10,880)
BUY	JPY	Barclays Bank PLC	156,882,000	4/11/14	1,550,518	1,520,028	(30,490)
BUY	JPY	Deutsche Bank AG	105,443,000	4/11/14	1,040,282	1,021,636	(18,646)
BUY	JPY	Goldman Sachs International	278,262,000	4/11/14	2,729,261	2,696,078	(33,183)
BUY	JPY	Royal Bank of Scotland Group PLC	16,371,000	4/11/14	159,881	158,618	(1,263)
SELL	JPY	Credit Suisse Group	222,413,000	4/11/14	2,123,289	2,154,958	(31,669)
SELL	NOK	Goldman Sachs International	120,258	4/11/14	19,691	20,077	(386)
SELL	NZD	Brown Brothers Harriman	1,408,024	4/11/14	1,163,000	1,221,048	(58,048)
SELL	NZD	Citibank N.A.	1,351,000	4/11/14	1,151,927	1,171,596	(19,669)
SELL	NZD	Goldman Sachs International	1,442,659	4/11/14	1,162,000	1,251,083	(89,083)
SELL	SEK	Goldman Sachs International	259,000	4/11/14	39,641	40,010	(369)

							$(934,099)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,308,016	$—	$54,308,016
Non-U.S. Sovereign Debt	—	149,592,082	—	149,592,082
Residential Mortgage-Backed Securities	—	1,360,464	—	1,360,464
Commercial Mortgage-Backed Securities	—	7,195	—	7,195
Foreign Bonds	—	2,639,656	—	2,639,656
Mutual Funds	20,753,258	—	—	20,753,258
Total Investments	$20,753,258	$207,907,413	$—	$228,660,671

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(29,317)	$—	$(29,317)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$232,896,389
Gross unrealized appreciation	6,840,897
Gross unrealized depreciation	(11,076,615)
Net unrealized appreciation (depreciation)	$(4,235,718)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,496,421	8,782,754	(13,525,917)	20,753,258

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,913	$20,753,258

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	33.1%
Japan	21.0%
Italy	11.3%
Spain	6.4%
Germany	4.4%
France	3.6%
Canada	3.3%
United Kingdom	3.1%
Ireland	3.0%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2014

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.5%
Aerospace – 2.3%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$880,000	$904,200
Bombardier, Inc., 7.5%, 3/15/18 (n)	1,790,000	2,018,225
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,265,000	1,416,800
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,960,000	1,979,600
CPI International, Inc., 8%, 2/15/18	2,279,000	2,353,008
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	3,085,000	3,405,069
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	3,825,000	4,044,938

		$16,121,840

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,430,000	$1,562,275
PVH Corp., 4.5%, 12/15/22	1,030,000	1,017,125

		$2,579,400

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.536%, 4/21/38 (z)	$1,136,457	$727,332
Citigroup Commercial Mortgage Trust, FRN, 5.694%, 12/10/49	2,086,863	335,484
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,297,552	64,878
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45 (a)(p)(z)	2,611,885	26
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.538%, 4/26/50 (p)(z)	1,073,121	11
First Union National Bank Commercial Mortgage Trust, 6.75%, 10/15/32	1,283,561	642,082
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	38,566	39,419
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.031%, 2/15/51	1,550,000	908,455

		$2,717,687

Automotive – 2.9%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,747,000
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	3,525,000	3,793,781
General Motors Financial Co., Inc., 6.75%, 6/01/18	1,735,000	1,977,900
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,910,300
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,354,200
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	3,350,000	3,802,250
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	955,000	995,588
Lear Corp., 8.125%, 3/15/20	534,000	583,395
Lear Corp., 4.75%, 1/15/23 (n)	605,000	589,875
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	1,530,000	1,627,538

		$20,381,827

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 4.4%
AMC Networks, Inc., 7.75%, 7/15/21	$2,385,000	$2,689,088
Clear Channel Communications, Inc., 9%, 3/01/21	2,099,000	2,190,831
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	650,000	689,813
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	1,595,000	1,704,656
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	85,000	91,163
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	895,000	966,600
IAC/InterActive Corp., 4.75%, 12/15/22	1,720,000	1,683,450
IAC/InteractiveCorp., 4.875%, 11/30/18	370,000	386,188
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	1,580,000	1,643,200
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	1,695,000	1,762,800
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)	755,000	739,900
Intelsat S.A., 8.125%, 6/01/23 (n)	2,935,000	3,111,100
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	2,014,800
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,727,250
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,020,000	2,171,500
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	805,000	786,888
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	255,000	268,388
SIRIUS XM Radio, Inc., 5.25%, 8/15/22 (n)	755,000	777,650
Univision Communications, Inc., 6.875%, 5/15/19 (n)	1,285,000	1,381,375
Univision Communications, Inc., 7.875%, 11/01/20 (n)	1,980,000	2,187,900
Univision Communications, Inc., 8.5%, 5/15/21 (n)	1,170,000	1,295,775
Univision Communications, Inc., 6.75%, 9/15/22 (n)	226,000	250,013

		$30,520,328

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6.75%, 6/01/16	$100,000	$108,250
E*TRADE Financial Corp., 6.375%, 11/15/19	3,700,000	4,023,750

		$4,132,000

Building – 3.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$2,255,000	$2,373,388
Boise Cascade Co., 6.375%, 11/01/20	850,000	911,625
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	1,085,000	1,139,250

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
Building Materials Holding Corp., 7%, 2/15/20 (n)		$825,000	$884,813
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		1,620,000	1,757,700
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		650,000	713,375
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		467,000	483,929
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		1,785,000	1,959,038
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		1,269,000	1,386,383
Gibraltar Industries, Inc., 6.25%, 2/01/21		885,000	943,631
HD Supply, Inc., 8.125%, 4/15/19		1,320,000	1,471,800
HD Supply, Inc., 7.5%, 7/15/20		2,320,000	2,531,700
Headwaters, Inc., 7.25%, 1/15/19 (n)		765,000	797,513
Headwaters, Inc., 7.625%, 4/01/19		620,000	668,050
Nortek, Inc., 8.5%, 4/15/21		2,535,000	2,832,863
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,787,000	1,996,973
USG Corp., 6.3%, 11/15/16		1,038,000	1,123,635
USG Corp., 7.875%, 3/30/20 (n)		830,000	927,525

			$24,903,191

Business Services – 2.3%
Equinix, Inc., 4.875%, 4/01/20		$1,325,000	$1,354,813
Equinix, Inc., 5.375%, 4/01/23		1,070,000	1,091,400
Fidelity National Information Services, Inc., 5%, 3/15/22		2,640,000	2,761,664
First Data Corp., 10.625%, 6/15/21		2,500,000	2,812,500
iGATE Corp., 9%, 5/01/16		2,843,000	2,985,150
iGATE Corp., 4.75%, 4/15/19 (z)		835,000	838,131
Iron Mountain, Inc., 8.375%, 8/15/21		1,515,000	1,605,900
Lender Processing Services, Inc., 5.75%, 4/15/23		795,000	847,669
NeuStar, Inc., 4.5%, 1/15/23		1,980,000	1,717,650

			$16,014,877

Cable TV – 3.1%
CCO Holdings LLC, 8.125%, 4/30/20		$2,635,000	$2,885,325
CCO Holdings LLC, 7.375%, 6/01/20		905,000	989,844
CCO Holdings LLC, 6.5%, 4/30/21		1,370,000	1,452,200
CCO Holdings LLC, 5.25%, 9/30/22		250,000	246,875
CCO Holdings LLC/CCO Capital Corp., 5.75%, 1/15/24		1,620,000	1,607,850
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,200,000	1,254,000
DISH DBS Corp., 6.75%, 6/01/21		1,165,000	1,304,800
DISH DBS Corp., 5%, 3/15/23		1,000,000	1,007,500
Lynx I Corp., 5.375%, 4/15/21 (n)		1,085,000	1,120,263
Lynx II Corp., 6.375%, 4/15/23 (n)		725,000	768,500
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		360,000	391,950
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,175,000	1,742,620
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$1,605,000	1,637,100
UPC Holding B.V., 9.875%, 4/15/18 (n)		1,410,000	1,485,788

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		$1,630,000	$1,744,100
Virgin Media Finance PLC, 8.375%, 10/15/19		265,000	284,213
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	945,000	1,385,850

			$21,308,778

Chemicals – 2.9%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,628,000	$1,750,100
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		965,000	950,525
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,765,000	1,919,438
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,180,000	1,221,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		2,010,000	2,090,400
Huntsman International LLC, 8.625%, 3/15/20		400,000	439,000
Huntsman International LLC, 8.625%, 3/15/21		2,200,000	2,464,000
INEOS Finance PLC, 8.375%, 2/15/19 (n)		1,715,000	1,895,075
INEOS Finance PLC, 7.5%, 5/01/20 (n)		100,000	109,750
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		1,380,000	1,431,750
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		285,000	291,056
Polypore International, Inc., 7.5%, 11/15/17		775,000	821,500
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		1,995,000	2,249,363
Tronox Finance LLC, 6.375%, 8/15/20		2,730,000	2,805,075

			$20,438,332

Computer Software – 0.9%
Infor (US), Inc., 11.5%, 7/15/18		$1,210,000	$1,400,575
Syniverse Holdings, Inc., 9.125%, 1/15/19		2,915,000	3,170,063
VeriSign, Inc., 4.625%, 5/01/23		2,090,000	2,006,400

			$6,577,038

Computer Software – Systems – 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$740,000	$789,950
Audatex North America, Inc., 6.125%, 11/01/23 (n)		455,000	484,006
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		74,000	77,330
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		1,885,000	2,064,075

			$3,415,361

Conglomerates – 2.0%
Amsted Industries Co., 5%, 3/15/22 (z)		$1,955,000	$1,964,775
BC Mountain LLC, 7%, 2/01/21 (n)		1,850,000	1,831,500

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Conglomerates – continued
Dynacast International LLC, 9.25%, 7/15/19		$1,775,000	$1,974,688
Entegris, Inc., 6%, 4/01/22 (z)		1,175,000	1,201,438
Renaissance Acquisition, 6.875%, 8/15/21 (n)		3,145,000	3,239,350
Rexel S.A., 6.125%, 12/15/19 (n)		1,490,000	1,568,225
Silver II Borrower, 7.75%, 12/15/20 (n)		2,320,000	2,499,800

			$14,279,776

Construction – 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$1,430,000	$1,427,498

Consumer Products – 1.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$2,220,000	$2,386,500
Jarden Corp., 7.5%, 5/01/17		500,000	575,625
Jarden Corp., 7.5%, 1/15/20		1,315,000	1,431,706
Prestige Brands, Inc., 8.125%, 2/01/20		971,000	1,088,734
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		1,235,000	1,264,331
Spectrum Brands, Inc., 6.375%, 11/15/20		1,825,000	1,975,563

			$8,722,459

Consumer Services – 1.2%
ADT Corp., 6.25%, 10/15/21 (n)		$1,690,000	$1,736,475
ADT Corp., 4.125%, 6/15/23		885,000	792,408
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		1,115,000	1,116,394
Monitronics International, Inc., 9.125%, 4/01/20		2,105,000	2,252,350
QVC, Inc., 7.375%, 10/15/20 (n)		895,000	965,180
Service Corp. International, 7%, 6/15/17		1,385,000	1,551,893

			$8,414,700

Containers – 3.3%
ARD Finance S.A., 11.125%, 6/01/18 (n)		$263,163	$288,492
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)		331,765	349,182
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		200,000	212,750
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	EUR	200,000	292,751
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		$1,290,000	1,370,625
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,160,000	1,287,600
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		200,000	223,000
Ball Corp., 5%, 3/15/22		1,393,000	1,427,825
Ball Corp., 4%, 11/15/23		355,000	331,925
Berry Plastics Group, Inc., 9.5%, 5/15/18		1,065,000	1,126,238
Berry Plastics Group, Inc., 9.75%, 1/15/21		1,050,000	1,219,313

Issuer	Shares/Par		Value ($)

BONDS – continued
Containers – continued
Beverage Packaging Holdings Group, 6%, 6/15/17 (n)		$300,000	$310,500
Crown American LLC, 4.5%, 1/15/23		3,495,000	3,337,725
Crown Euro Holdings S.A., 7.125%, 8/15/18	EUR	50,000	72,671
Exopack Holdings S.A., 7.875%, 11/01/19 (n)		$1,375,000	1,457,500
Greif, Inc., 6.75%, 2/01/17		650,000	721,500
Greif, Inc., 7.75%, 8/01/19		1,245,000	1,425,525
Reynolds Group, 8.5%, 5/15/18		250,000	262,188
Reynolds Group, 7.125%, 4/15/19		1,235,000	1,306,013
Reynolds Group, 9%, 4/15/19		500,000	535,000
Reynolds Group, 9.875%, 8/15/19		1,320,000	1,475,100
Reynolds Group, 5.75%, 10/15/20		1,265,000	1,325,088
Reynolds Group, 8.25%, 2/15/21		2,625,000	2,864,531

			$23,223,042

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 7/15/18		$2,294,000	$2,569,280

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 11/01/15		$785,000	$783,038
Avaya, Inc., 7%, 4/01/19 (n)		675,000	669,938

			$1,452,976

Electronics – 1.3%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)		$2,045,000	$2,052,669
Micron Technology, Inc., 5.875%, 2/15/22 (n)		755,000	790,863
Nokia Corp., 5.375%, 5/15/19		570,000	599,925
Nokia Corp., 6.625%, 5/15/39		900,000	922,500
NXP B.V., 5.75%, 2/15/21 (n)		1,045,000	1,112,925
NXP B.V., 5.75%, 3/15/23 (n)		1,495,000	1,569,750
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		2,175,000	2,329,969

			$9,378,601

Energy – Independent – 8.3%
Antero Resources Finance Corp., 6%, 12/01/20		$1,475,000	$1,569,031
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)		1,440,000	1,461,600
Bill Barrett Corp., 7%, 10/15/22		1,835,000	1,931,338
BreitBurn Energy Partners LP, 8.625%, 10/15/20		1,270,000	1,389,063
BreitBurn Energy Partners LP, 7.875%, 4/15/22		2,455,000	2,657,538
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20		1,010,000	1,111,000
Chaparral Energy, Inc., 7.625%, 11/15/22		2,290,000	2,478,925
Cimarex Energy Co., 5.875%, 5/01/22		645,000	699,825
Concho Resources, Inc., 6.5%, 1/15/22		2,980,000	3,248,200
Concho Resources, Inc., 5.5%, 4/01/23		1,685,000	1,752,400
Denbury Resources, Inc., 8.25%, 2/15/20		2,259,000	2,456,663
Denbury Resources, Inc., 4.625%, 7/15/23		1,195,000	1,111,350

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	$906,000	$985,275
EP Energy LLC, 6.875%, 5/01/19	875,000	945,000
EP Energy LLC, 9.375%, 5/01/20	2,875,000	3,324,219
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,879,213
EPL Oil & Gas, Inc., 8.25%, 2/15/18	2,465,000	2,668,363
Halcon Resources Corp., 8.875%, 5/15/21	2,220,000	2,303,250
Harvest Operations Corp., 6.875%, 10/01/17	1,585,000	1,711,800
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	605,000	654,913
Laredo Petroleum, Inc., 9.5%, 2/15/19	810,000	894,038
Laredo Petroleum, Inc., 5.625%, 1/15/22 (n)	745,000	754,313
Laredo Petroleum, Inc., 7.375%, 5/01/22	860,000	954,600
LINN Energy LLC, 8.625%, 4/15/20	1,030,000	1,118,838
LINN Energy LLC, 7.75%, 2/01/21	1,429,000	1,536,175
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,095,000	1,152,488
MEG Energy Corp., 7%, 3/31/24 (n)	1,125,000	1,189,688
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	2,180,000	2,245,400
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	1,495,000	1,618,338
Range Resources Corp., 6.75%, 8/01/20	150,000	162,000
Range Resources Corp., 5.75%, 6/01/21	250,000	267,813
Range Resources Corp., 5%, 8/15/22	2,330,000	2,376,600
SandRidge Energy, Inc., 7.5%, 3/15/21	1,250,000	1,334,375
SandRidge Energy, Inc., 8.125%, 10/15/22	2,140,000	2,332,600
SM Energy Co., 6.5%, 11/15/21	2,245,000	2,424,600

		$57,700,832

Engineering – Construction – 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19	$880,000	$913,000

Entertainment – 1.4%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,325,000	$1,442,594
Cedar Fair LP, 9.125%, 8/01/18	1,265,000	1,350,767
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,959,188
Cinemark USA, Inc., 5.125%, 12/15/22	1,415,000	1,415,000
Cinemark USA, Inc., 4.875%, 6/01/23	1,520,000	1,461,100
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	2,200,000	2,216,500

		$9,845,149

Financial Institutions – 5.2%
Aircastle Ltd., 4.625%, 12/15/18	$1,810,000	$1,852,988
Aviation Capital Group, 4.625%, 1/31/18 (n)	1,460,000	1,518,150
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,285,000	1,417,678
CIT Group, Inc., 5%, 5/15/17	250,000	267,188

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
CIT Group, Inc., 4.25%, 8/15/17		$500,000	$523,750
CIT Group, Inc., 5.25%, 3/15/18		1,655,000	1,779,125
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,925,000	2,153,594
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,313,000	1,414,758
CIT Group, Inc., 5%, 8/15/22		3,345,000	3,470,438
Icahn Enterprises LP, 6%, 8/01/20 (n)		1,020,000	1,081,200
Icahn Enterprises LP, 5.875%, 2/01/22 (n)		1,725,000	1,750,875
International Lease Finance Corp., 7.125%, 9/01/18 (n)		1,619,000	1,882,088
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		1,270,000	1,276,350
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		1,145,000	1,150,725
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,660,000	2,686,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		580,000	546,650
PHH Corp., 7.375%, 9/01/19		1,425,000	1,574,625
PHH Corp., 6.375%, 8/15/21		815,000	841,488
SLM Corp., 8.45%, 6/15/18		1,790,000	2,107,725
SLM Corp., 4.875%, 6/17/19		490,000	497,926
SLM Corp., 8%, 3/25/20		3,650,000	4,202,063
SLM Corp., 7.25%, 1/25/22		2,200,000	2,425,500

			$36,421,484

Food & Beverages – 1.3%
B&G Foods, Inc., 4.625%, 6/01/21		$1,005,000	$993,694
Constellation Brands, Inc., 3.75%, 5/01/21		335,000	327,463
Constellation Brands, Inc., 4.25%, 5/01/23		2,255,000	2,204,263
Darling Escrow Corp., 5.375%, 1/15/22 (n)		2,110,000	2,168,025
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		1,710,000	1,682,213
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,895,000	1,966,063

			$9,341,721

Forest & Paper Products – 0.8%
Appvion, Inc., 9%, 6/01/20 (n)		$1,680,000	$1,713,600
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	1,280,000	1,895,646
Tembec Industries, Inc., 11.25%, 12/15/18		$1,630,000	1,780,775

			$5,390,021

Gaming & Lodging – 3.3%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$1,075,000	$951,375
CCM Merger, Inc., 9.125%, 5/01/19 (n)		2,095,000	2,231,175
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		835,000	830,825
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,500,000	1,548,750

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	$2,155,000	$2,251,975
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	795,000	863,569
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	395,000	400,925
MGM Resorts International, 11.375%, 3/01/18	1,180,000	1,525,150
MGM Resorts International, 6.625%, 12/15/21	1,990,000	2,189,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	1,355,000	1,482,031
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)	172,000	185,760
PNK Finance Corp., 6.375%, 8/01/21 (n)	1,015,000	1,055,600
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	1,925,000	1,939,438
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	2,780,000	3,058,000
Wynn Las Vegas LLC, 7.75%, 8/15/20	2,025,000	2,252,813

		$22,766,386

Health Maintenance Organizations – 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$820,000	$861,000

Industrial – 1.5%
Dematic S.A., 7.75%, 12/15/20 (n)	$2,785,000	$2,972,988
Howard Hughes Corp., 6.875%, 10/01/21 (n)	2,440,000	2,635,200
Hyva Global B.V., 8.625%, 3/24/16 (n)	1,412,000	1,413,765
Mueller Water Products, Inc., 8.75%, 9/01/20	931,000	1,040,393
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	2,065,000	2,261,175

		$10,323,521

Insurance – Property & Casualty – 0.4%
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	$2,495,000	$2,454,456

International Market Quasi-Sovereign – 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$735,000	$775,425
Eksportfinans A.S.A., 5.5%, 6/26/17	1,530,000	1,623,713

		$2,399,138

Machinery & Tools – 1.2%
H&E Equipment Services Co., 7%, 9/01/22	$2,355,000	$2,590,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	1,715,000	1,766,450
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,460,000	1,633,375
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	275,938
United Rentals North America, Inc., 7.625%, 4/15/22	1,683,000	1,887,064

		$8,153,327

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – 1.9%
Bank of America Corp., FRN, 5.2%, 12/31/49		$3,750,000	$3,525,000
Barclays Bank PLC, 7.625%, 11/21/22		1,905,000	2,100,263
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		813,000	892,268
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		3,565,000	3,511,525
RBS Capital Trust A, FRN, 2.41%, 12/29/49	EUR	50,000	66,127
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$1,850,000	1,988,750
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		850,000	918,000

			$13,001,933

Medical & Health Technology & Services – 5.2%
AmSurg Corp., 5.625%, 11/30/20		$740,000	$769,600
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		440,000	451,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		2,555,000	2,669,975
Davita, Inc., 6.375%, 11/01/18		3,205,000	3,369,256
Davita, Inc., 6.625%, 11/01/20		1,930,000	2,067,513
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		1,030,000	1,109,825
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		1,265,000	1,344,063
HCA, Inc., 7.25%, 9/15/20		530,000	573,063
HCA, Inc., 7.5%, 2/15/22		3,125,000	3,570,313
HCA, Inc., 5.875%, 3/15/22		1,435,000	1,546,213
HCA, Inc., 4.75%, 5/01/23		200,000	197,750
HCA, Inc., 5%, 3/15/24		720,000	721,350
HealthSouth Corp., 8.125%, 2/15/20		3,075,000	3,328,688
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19		1,975,000	2,108,313
Kindred Healthcare, Inc., 6.375%, 4/15/22 (z)		430,000	431,075
Kinetic Concepts, Inc., 12.5%, 11/01/19		1,365,000	1,586,813
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		2,265,000	2,349,938
Tenet Healthcare Corp., 5%, 3/01/19 (z)		440,000	439,450
Tenet Healthcare Corp., 8%, 8/01/20		2,115,000	2,310,638
Tenet Healthcare Corp., 4.5%, 4/01/21		2,210,000	2,160,275
Universal Health Services, Inc., 7%, 10/01/18		1,480,000	1,557,700
Universal Health Services, Inc., 7.625%, 8/15/20		1,750,000	1,872,500

			$36,535,311

Medical Equipment – 0.7%
Biomet, Inc., 6.5%, 8/01/20		$2,015,000	$2,170,155
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		969,000	1,087,703
Teleflex, Inc., 6.875%, 6/01/19		1,705,000	1,817,956

			$5,075,814

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 3.4%
ArcelorMittal S.A., 6.75%, 2/25/22	$630,000	$691,425
ArcelorMittal S.A., 7.25%, 3/01/41	1,080,000	1,084,050
Arch Coal, Inc., 8%, 1/15/19 (n)	1,070,000	1,070,000
Arch Coal, Inc., 7.25%, 10/01/20	1,185,000	906,525
Arch Coal, Inc., 7.25%, 6/15/21	250,000	188,750
Century Aluminum Co., 7.5%, 6/01/21 (n)	1,640,000	1,652,300
Commercial Metals Co., 4.875%, 5/15/23	1,743,000	1,673,280
Consol Energy, Inc., 8.25%, 4/01/20	2,415,000	2,623,294
Consol Energy, Inc., 6.375%, 3/01/21	790,000	836,413
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	3,546,000	3,643,515
FMG Resources, 6.875%, 4/01/22 (n)	1,045,000	1,125,988
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	1,650,000	1,815,000
Peabody Energy Corp., 6%, 11/15/18	1,225,000	1,284,719
Peabody Energy Corp., 6.25%, 11/15/21	725,000	726,813
TMS International Corp., 7.625%, 10/15/21 (n)	1,570,000	1,683,825
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,035,000	1,053,113
Walter Energy, Inc., 8.5%, 4/15/21	2,095,000	1,319,850

		$23,378,860

Natural Gas – Distribution – 0.9%
AmeriGas Finance LLC, 6.75%, 5/20/20	$3,070,000	$3,323,275
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,040,000	1,089,400
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	1,750,000	1,824,375

		$6,237,050

Natural Gas – Pipeline – 3.4%
Access Midstream Partners Co., 5.875%, 4/15/21	$645,000	$686,925
Access Midstream Partners Co., 4.875%, 5/15/23	2,885,000	2,906,638
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	660,000	627,000
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	2,035,000	2,009,563
Crestwood Midstream Partners LP, 6%, 12/15/20	1,945,000	2,037,388
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	455,000	475,475
El Paso Corp., 8.05%, 10/15/30	1,010,000	1,076,375
El Paso Corp., 7.75%, 1/15/32	3,725,000	3,983,992
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,407,594
MarkWest Energy Partners LP, 5.5%, 2/15/23	1,805,000	1,854,638
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,108,000	1,066,450
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,020,000	2,083,125

Issuer	Shares/Par		Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		$2,180,000	$2,169,100
Summit Midstream Holdings LLC, 7.5%, 7/01/21 (n)		570,000	609,900

			$23,994,163

Network & Telecom – 1.4%
Centurylink, Inc., 6.45%, 6/15/21		$680,000	$731,000
Centurylink, Inc., 7.65%, 3/15/42		1,970,000	1,859,188
Citizens Communications Co., 9%, 8/15/31		2,165,000	2,213,713
Frontier Communications Corp., 8.125%, 10/01/18		495,000	577,913
TW Telecom Holdings, Inc., 5.375%, 10/01/22		1,295,000	1,320,900
TW Telecom Holdings, Inc., 5.375%, 10/01/22		600,000	612,000
Windstream Corp., 7.75%, 10/15/20		935,000	1,002,788
Windstream Corp., 7.75%, 10/01/21		1,040,000	1,118,000

			$9,435,502

Oil Services – 1.7%
Bristow Group, Inc., 6.25%, 10/15/22		$2,480,000	$2,628,800
Dresser-Rand Group, Inc., 6.5%, 5/01/21		915,000	976,763
Edgen Murray Corp., 8.75%, 11/01/20 (n)		975,000	1,126,125
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		2,085,000	2,069,363
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		2,640,000	2,712,600
Unit Corp., 6.625%, 5/15/21		2,405,000	2,549,300

			$12,062,951

Other Banks & Diversified Financials – 0.7%
Ally Financial, Inc., 0%, 6/15/15		$500,000	$484,375
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,447,000	3,156,630
UBS AG, 7.625%, 8/17/22		1,290,000	1,513,023

			$5,154,028

Pharmaceuticals – 1.5%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	760,000	$1,151,715
Capsugel S.A., 7%, 5/15/19 (n)(p)		$610,000	628,300
Endo Health Solutions, Inc., 7.25%, 1/15/22		1,480,000	1,602,100
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (z)		1,015,000	1,037,838
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		1,050,000	1,120,875
Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/17 (n)		100,000	105,750
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		3,035,000	3,285,388
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,135,000	1,254,175

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Vantage Point Imaging, 7.5%, 7/15/21 (n)	$320,000	$360,000

		$10,546,141

Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	$1,350,000	$1,350,000
IAMGOLD Corp., 6.75%, 10/01/20 (n)	2,724,000	2,424,360

		$3,774,360

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)	$194,964	$210,561
Gannett Co., Inc., 6.375%, 10/15/23 (n)	1,390,000	1,475,138
Gannett Co., Inc., 5.125%, 7/15/20 (n)	935,000	960,713
Lamar Media Corp., 5%, 5/01/23	1,620,000	1,620,000

		$4,266,412

Railroad & Shipping – 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$1,580,000	$1,603,700

Real Estate – 2.0%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$1,835,000	$1,903,813
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	1,655,000	1,737,750
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	1,900,000	2,009,250
ERP Properties, REIT, 7.75%, 7/15/20	1,520,000	1,792,943
ERP Properties, REIT, 5.75%, 8/15/22	1,300,000	1,377,332
Felcor Lodging LP, REIT, 5.625%, 3/01/23	1,115,000	1,128,938
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,340,000	2,515,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,476,600

		$13,942,126

Retailers – 1.8%
Academy Ltd., 9.25%, 8/01/19 (n)	$800,000	$873,000
Best Buy Co., Inc., 5.5%, 3/15/21	1,995,000	1,999,988
Bon Ton Stores, Inc., 8%, 6/15/21	755,000	729,519
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	2,070,000	2,310,638
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	1,695,000	1,767,038
Limited Brands, Inc., 7%, 5/01/20	580,000	661,200
Limited Brands, Inc., 6.95%, 3/01/33	735,000	758,888
Rite Aid Corp., 9.25%, 3/15/20	2,395,000	2,733,294
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	585,000	640,575

		$12,474,140

Specialty Chemicals – 0.3%
Chemtura Corp., 5.75%, 7/15/21	$1,950,000	$2,023,125

Specialty Stores – 0.3%
Michaels Stores, Inc., 7.75%, 11/01/18	$1,365,000	$1,458,844

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – continued
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	$445,000	$450,006

		$1,908,850

Telecommunications – Wireless – 4.4%
Crown Castle International Corp., 5.25%, 1/15/23	$1,710,000	$1,737,788
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,550,000	2,652,000
Digicel Group Ltd., 10.5%, 4/15/18 (n)	710,000	752,600
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	816,638
Digicel Group Ltd., 6%, 4/15/21 (n)	420,000	429,450
Digicel Group Ltd., 7.125%, 4/01/22 (z)	1,102,000	1,114,398
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,690,000	2,013,213
Sprint Capital Corp., 6.875%, 11/15/28	1,615,000	1,566,550
Sprint Corp., 7.875%, 9/15/23 (n)	1,745,000	1,919,500
Sprint Corp., 7.125%, 6/15/24 (n)	1,885,000	1,979,250
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	721,275
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	2,022,219
Sprint Nextel Corp., 8.75%, 3/15/32	500,000	550,000
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	314,250
T-Mobile USA, Inc., 6.5%, 1/15/24	920,000	963,700
T-Mobile USA, Inc., 6.25%, 4/01/21	3,455,000	3,653,663
T-Mobile USA, Inc., 6.633%, 4/28/21	455,000	489,125
Wind Acquisition Finance S.A., 12.25%, 7/15/17 (n)(p)	3,112,918	3,260,782
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	3,210,000	3,386,550

		$30,342,951

Telephone Services – 0.4%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$790,000	$857,150
Level 3 Financing, Inc., 9.375%, 4/01/19	1,435,000	1,592,850
Level 3 Financing, Inc., 8.625%, 7/15/20	460,000	515,775

		$2,965,775

Tobacco – 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,095,000	$1,052,744

Transportation – Services – 2.7%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$2,560,000	$2,720,000
Avis Budget Car Rental LLC, 8.25%, 1/15/19	750,000	804,375
Avis Budget Car Rental LLC, 9.75%, 3/15/20	625,000	719,531
Ceva Group PLC, 7%, 3/01/21 (z)	730,000	742,775
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	2,415,000	2,632,350
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	2,060,000	2,147,550
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	2,165,000	2,213,713
Navios South American Logistics, Inc., 9.25%, 4/15/19	1,514,000	1,619,980

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Stena AB, 7%, 2/01/24 (n)	$2,170,000	$2,207,975
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,464,713
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	1,170,000	1,279,688

		$18,552,650

Utilities – Electric Power – 2.2%
AES Corp., 7.75%, 10/15/15	$99,000	$107,910
AES Corp., 7.375%, 7/01/21	1,190,000	1,356,600
AES Corp., 5.5%, 3/15/24	435,000	431,738
Calpine Corp., 7.875%, 7/31/20 (n)	1,818,000	1,999,800
Calpine Corp., 6%, 1/15/22 (n)	305,000	320,250
Covanta Holding Corp., 7.25%, 12/01/20	1,570,000	1,715,225
Energy Future Holdings Corp., 10%, 12/01/20	1,093,000	1,150,383
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	2,307,000	2,431,001
InterGen N.V., 7%, 6/30/23 (n)	1,255,000	1,317,750
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,805,388
NRG Energy, Inc., 6.25%, 7/15/22 (n)	910,000	937,300
NRG Energy, Inc., 6.625%, 3/15/23	1,950,000	2,023,125

		$15,596,470

Total Bonds		$659,074,082

FLOATING RATE LOANS (g)(r) – 2.3%
Aerospace – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,159,242	$1,159,484

Conglomerates – 0.4%
Entegris, Inc., Term Loan B, 2/04/21 (o)	$1,917,749	$1,912,955
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	1,124,158	1,122,753

		$3,035,708

Consumer Services – 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$757,362	$760,360

Energy – Independent – 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$1,108,229	$1,112,384

Entertainment – 0.1%
Cedar Fair LP, New Term Loan B, 3.25%, 3/06/20	$975,215	$976,434

Food & Beverages – 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$665,606	$669,017

Gaming & Lodging – 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 4%, 10/25/20	$739,479	$740,404

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Medical & Health Technology & Services – 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$342,807	$345,483

Metals & Mining – 0.2%
FMG Resources Ltd., New Term Loan B, 4.25%, 6/30/19	$1,106,933	$1,114,889

Retailers – 0.2%
Rite Aid Corp., New 2nd Lien Term Loan, 4.87%, 6/21/21	$428,335	$434,224
Toys “R” Us Property Co. I LLC, New Term Loan B, 6%, 8/21/19	1,270,576	1,213,400

		$1,647,624

Transportation – Services – 0.4%
Commercial Barge Line Co., 1st Lien Term Loan, 7.5%, 9/22/19	$2,696,941	$2,696,941

Utilities – Electric Power – 0.3%
Calpine Construction Finance Co. LP, Original Term Loan B1, 3%, 5/03/20	$2,331,933	$2,289,459

Total Floating Rate Loans		$16,548,187

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (z)	874	$863,239
GMAC Capital Trust I, 8.125%	48,300	1,318,590

Total Preferred Stocks		$2,181,829

CONVERTIBLE BONDS – 0.2%
Network & Telecom – 0.2%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d)	$1,225,000	$1,257,922

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$186,348

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	49,961	$280,781

Total Common Stocks		$467,129

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9,762,765	$9,762,765

Total Investments		$689,291,914

OTHER ASSETS, LESS LIABILITIES – 1.2%		8,139,364

Net Assets – 100.0%		$697,431,278

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

8

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $232,106,439, representing 33.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$819,375	$863,239
American Media, Inc., 13.5%, 6/15/18	12/22/10	197,069	210,561
Amsted Industries Co., 5%, 3/15/22	3/03/14-3/31/14	1,961,878	1,964,775
Arbor Realty Mortgage Securities, CDO, FRN, 2.536%, 4/21/38	12/20/05	1,136,457	727,332
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45	3/20/06-8/16/13	2,206,941	26
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.538%, 4/26/50	4/12/06	1,073,561	11
Ceva Group PLC, 7%, 3/01/21	3/13/14-3/17/14	741,057	742,775
Digicel Group Ltd., 7.125%, 4/01/22	3/19/14-3/20/14	1,102,885	1,114,398
Entegris, Inc., 6%, 4/01/22	3/25/14	1,178,750	1,201,438
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11-2/14/11	37,601	39,419
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3/05/14-3/19/14	1,030,192	1,037,838
Kindred Healthcare, Inc., 6.375%, 4/15/22	3/26/14	430,000	431,075
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	440,000	439,450
iGATE Corp., 4.75%, 4/15/19	3/19/14	835,000	838,131
Total Restricted Securities			$9,610,468
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deustche Bank AG	505,243	4/11/14	$691,019	$696,034	$5,015
BUY	EUR	Goldman Sachs International	1,101,604	4/11/14	1,504,784	1,517,595	12,811

							$17,826

Liability Derivatives
SELL	EUR	Credit Suisse Group	6,817,558	4/11/14	$9,308,966	$9,392,021	$(83,055)

9

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	56	$6,916,000	June - 2014	$49,324

Swap Agreements at 3/31/14

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	4,800,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$422,242

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North American High Yield Index, a B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $160,422.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At March 31, 2014, the fund had cash collateral of $82,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements.

11

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,504,938	$863,239	$280,781	$2,648,958
Non-U.S. Sovereign Debt	—	2,399,138	—	2,399,138
Municipal Bonds	—	1,052,744	—	1,052,744
U.S. Corporate Bonds	—	531,324,178	—	531,324,178
Commercial Mortgage-Backed Securities	—	1,886,021	—	1,886,021
Asset-Backed Securities (including CDOs)	—	831,666	—	831,666
Foreign Bonds	—	122,838,257	—	122,838,257
Floating Rate Loans	—	16,548,187	—	16,548,187
Mutual Funds	9,762,765	—	—	9,762,765
Total Investments	$11,267,703	$677,743,430	$280,781	$689,291,914

Other Financial Instruments
Futures Contracts	$49,324	$—	$—	$49,324
Swap Agreements	—	422,242	—	422,242
Forward Foreign Currency Exchange Contracts	—	(65,229)	—	(65,229)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$244,309
Change in unrealized appreciation (depreciation)	36,472
Balance as of 3/31/14	$280,781

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2014 is $36,472.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$678,375,235
Gross unrealized appreciation	18,059,742
Gross unrealized depreciation	(7,143,063)
Net unrealized appreciation (depreciation)	$10,916,679

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,453,869	40,393,774	(37,084,878)	9,762,765

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,195	$9,762,765

12

QUARTERLY REPORT

March 31, 2014

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.5%
Aerospace – 0.3%
BE Aerospace, Inc., 5.25%, 4/01/22	$773,000	$795,224

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,269,000	$1,386,383
PVH Corp., 4.5%, 12/15/22	190,000	187,625

		$1,574,008

Asset-Backed & Securitized – 1.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40 (z)	$284,031	$187,988
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	42,416	43,514
Commercial Mortgage Acceptance Corp., FRN, 1.663%, 9/15/30 (i)	256,963	10,916
Falcon Franchise Loan LLC, FRN, 13.279%, 1/05/25 (i)(z)	154,395	49,407
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	23,958	24,488
GMAC LLC, FRN, 8.071%, 4/15/34 (d)(n)(q)	524,035	422,370
Greenwich Capital Commercial Funding Corp., FRN, 5.82%, 7/10/38	350,000	380,974
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49	1,195,039	1,321,229
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.445%, 7/15/42 (n)	765,072	196,777
KKR Financial CLO Ltd., “C”, FRN, 1.685%, 5/15/21 (n)	505,395	489,778
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.033%, 2/18/30 (i)	318,437	8,277
Morgan Stanley Capital I, Inc., FRN, 0.575%, 11/15/30 (i)(n)	1,136,676	30,882
Spirit Master Funding LLC, 5.05%, 7/20/23 (z)	263,413	269,761

		$3,436,361

Automotive – 5.2%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,708,881
Delphi Corp., 6.125%, 5/15/21	1,271,000	1,413,988
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	560,000	593,490
General Motors Financial Co., 2.75%, 5/15/16	170,000	172,227
Harley Davidson Financial Services, 1.15%, 9/15/15 (n)	607,000	608,918
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	1,061,000	1,117,009
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	942,000	971,768
Lear Corp., 8.125%, 3/15/20	1,661,000	1,814,643
Lear Corp., 4.75%, 1/15/23 (n)	75,000	73,125

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Lear Corp., 5.375%, 3/15/24	$690,000	$702,075
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	911,982
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	940,000	965,850
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	1,613,000	1,840,836
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,906,664
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	500,000	514,350

		$15,315,806

Biotechnology – 1.2%
Life Technologies Corp., 6%, 3/01/20	$2,997,000	$3,448,810

Broadcasting – 3.1%
21st Century Fox America, Inc., 5.4%, 10/01/43	$685,000	$737,450
CBS Corp., 8.875%, 5/15/19	760,000	974,386
CBS Corp., 5.75%, 4/15/20	440,000	499,781
Discovery Communications, Inc., 4.875%, 4/01/43	1,022,000	995,521
Myriad International Holdings B.V., 6%, 7/18/20 (n)	1,000,000	1,085,000
News America, Inc., 8.5%, 2/23/25	770,000	1,003,659
Omnicom Group, Inc., 3.625%, 5/01/22	1,283,000	1,274,146
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	574,473
SES S.A., 3.6%, 4/04/23 (n)	346,000	335,347
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	26,313
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	1,375,000	1,430,000
WPP Finance, 8%, 9/15/14	366,000	377,954

		$9,314,030

Brokerage & Asset Managers – 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$374,000	$370,826

Building – 2.0%
CEMEX Finance LLC, 6%, 4/01/24 (z)	$1,198,000	$1,200,995
Mohawk Industries, Inc., 6.125%, 1/15/16	2,090,000	2,257,200
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	981,513
Owens Corning, Inc., 6.5%, 12/01/16	451,000	498,005
Owens Corning, Inc., 4.2%, 12/15/22	914,000	906,434

		$5,844,147

Business Services – 0.6%
Fidelity National Information Services, Inc., 2%, 4/15/18	$135,000	$131,757
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,328,528

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Business Services – continued
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$416,000	$395,363

		$1,855,648

Cable TV – 3.6%
CCO Holdings LLC, 5.25%, 9/30/22	$1,894,000	$1,870,325
Comcast Corp., 4.65%, 7/15/42	628,000	626,385
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,238,340
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	297,429
DIRECTV Holdings LLC, 5.875%, 10/01/19	490,000	561,900
DIRECTV Holdings LLC, 6.375%, 3/01/41	690,000	750,037
DIRECTV Holdings LLC, 5.15%, 3/15/42	750,000	709,043
Lynx I Corp., 5.375%, 4/15/21 (n)	275,000	283,938
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	565,272
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	1,059,063
Time Warner Cable, Inc., 5%, 2/01/20	354,000	386,604
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	366,571
Videotron Ltd., 5.375%, 6/15/24 (z)	520,000	522,600
Videotron Ltee, 5%, 7/15/22	1,555,000	1,558,888

		$10,796,395

Chemicals – 2.9%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$741,000	$729,885
CF Industries, Inc., 5.15%, 3/15/34	753,000	774,236
CF Industries, Inc., 3.45%, 6/01/23	62,000	59,753
Dow Chemical Co., 8.55%, 5/15/19	1,413,000	1,809,270
FMC Corp., 4.1%, 2/01/24	1,103,000	1,122,743
LYB International Finance B.V., 4.875%, 3/15/44	676,000	674,780
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,045,538
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,471,218
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	1,022,920

		$8,710,343

Computer Software – 0.0%
Seagate Technology HDD Holdings, 6.8%, 10/01/16	$27,000	$30,375
VeriSign, Inc., 4.625%, 5/01/23	30,000	28,800

		$59,175

Computer Software – Systems – 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$442,000	$455,260

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,175,944

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – 0.7%
Mattel, Inc., 1.7%, 3/15/18	$393,000	$387,047
Mattel, Inc., 5.45%, 11/01/41	574,000	602,768
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	590,674
Newell Rubbermaid, Inc., 4.7%, 8/15/20	501,000	534,098

		$2,114,587

Consumer Services – 0.9%
ADT Corp., 4.125%, 6/15/23	$1,430,000	$1,280,388
Experian Finance PLC, 2.375%, 6/15/17 (n)	807,000	820,628
Service Corp. International, 7%, 5/15/19	450,000	476,438
Service Corp. International, 5.375%, 1/15/22 (n)	170,000	172,125

		$2,749,579

Containers – 0.8%
Ball Corp., 5%, 3/15/22	$576,000	$590,400
Crown American LLC, 4.5%, 1/15/23	1,945,000	1,857,475

		$2,447,875

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,566,336

Electronics – 0.9%
Flextronics International Ltd., 4.625%, 2/15/20	$1,522,000	$1,535,318
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	394,511
Tyco Electronics Group S.A., 6.55%, 10/01/17	360,000	416,295
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	226,610
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	249,870

		$2,822,604

Energy – Independent – 3.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,337,000	$1,530,618
Canadian Natural Resources Ltd., 3.8%, 4/15/24	52,000	52,260
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,251,120
Continental Resources, Inc., 4.5%, 4/15/23	492,000	509,551
EQT Corp., 4.875%, 11/15/21	253,000	267,497
Hess Corp., 8.125%, 2/15/19	440,000	550,858
Noble Energy, Inc., 4.15%, 12/15/21	1,920,000	2,022,826
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,100,000	1,251,952
Pioneer Natural Resources Co., 7.5%, 1/15/20	1,518,000	1,850,935
Southwestern Energy Co., 7.5%, 2/01/18	1,851,000	2,195,569

		$11,483,186

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.5%
Murphy Oil Corp., 2.5%, 12/01/17	$1,309,000	$1,330,636
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	97,250

		$1,427,886

Entertainment – 0.5%
Time Warner, Inc., 5.35%, 12/15/43	$685,000	$730,007
Viacom, Inc., 3.5%, 4/01/17	800,000	847,432

		$1,577,439

Financial Institutions – 4.4%
CIT Group, Inc., 4.25%, 8/15/17	$353,000	$369,760
CIT Group, Inc., 5.25%, 3/15/18	365,000	392,375
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,900,000	2,125,625
CIT Group, Inc., 5.5%, 2/15/19 (n)	781,000	841,528
General Electric Capital Corp., 1.6%, 11/20/17	883,000	887,387
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,691,536
General Electric Capital Corp., 3.15%, 9/07/22	1,000,000	987,982
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	662,625
International Lease Finance Corp., 6.25%, 5/15/19	1,147,000	1,264,568
International Lease Finance Corp., 5.875%, 8/15/22	1,000,000	1,057,500
SLM Corp., 6.25%, 1/25/16	727,000	781,525
SLM Corp., 6%, 1/25/17	1,147,000	1,250,230
SLM Corp., 4.875%, 6/17/19	161,000	163,604
SLM Corp., 8%, 3/25/20	468,000	538,785

		$13,015,030

Food & Beverages – 4.7%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$926,000	$950,070
Constellation Brands, Inc., 7.25%, 9/01/16	1,119,000	1,261,673
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	1,517,000	1,559,745
Heineken N.V., 1.4%, 10/01/17 (n)	114,000	113,502
J.M. Smucker Co., 3.5%, 10/15/21	880,000	899,650
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,000,000	1,243,947
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	943,346
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,370,560
Smithfield Foods, Inc., 7.75%, 7/01/17	1,370,000	1,589,200
Smithfield Foods, Inc., 6.625%, 8/15/22	348,000	375,840
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,461,774
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	623,797
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	509,552

		$13,902,656

Food & Drug Stores – 1.2%
CVS Caremark Corp., 3.25%, 5/18/15	$296,000	$304,442
CVS Caremark Corp., 5.75%, 6/01/17	324,000	366,470

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Drug Stores – continued
CVS Caremark Corp., 2.75%, 12/01/22	$500,000	$471,661
CVS Caremark Corp., 5.75%, 5/15/41	1,465,000	1,697,837
Walgreen Co., 1.8%, 9/15/17	616,000	620,141

		$3,460,551

Forest & Paper Products – 1.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$903,731
Graphic Packaging Holding Co., 7.875%, 10/01/18	597,000	638,790
International Paper Co., 6%, 11/15/41	860,000	986,019
Packaging Corp. of America, 3.9%, 6/15/22	712,000	710,760

		$3,239,300

Gaming & Lodging – 0.9%
Carnival Corp., 1.875%, 12/15/17	$435,000	$431,852
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	157,000	164,210
Wyndham Worldwide Corp., 2.5%, 3/01/18	811,000	815,087
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,241,068

		$2,652,217

Insurance – 1.9%
American International Group, Inc., 3.8%, 3/22/17	$937,000	$1,002,496
American International Group, Inc., 6.4%, 12/15/20	1,200,000	1,429,730
Prudential Financial, Inc., 4.75%, 9/17/15	631,000	666,616
Unum Group, 7.125%, 9/30/16	500,000	568,135
Unum Group, 4%, 3/15/24	637,000	637,798
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,340,000	1,451,125

		$5,755,900

Insurance – Health – 1.2%
CIGNA Corp., 2.75%, 11/15/16	$1,400,000	$1,458,673
Humana, Inc., 7.2%, 6/15/18	1,157,000	1,375,449
Wellpoint, Inc., 1.875%, 1/15/18	618,000	613,372

		$3,447,494

Insurance – Property & Casualty – 2.6%
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	$190,000	$215,012
Chubb Corp., 6.375% to 2017, FRN to 3/29/67	279,000	309,690
CNA Financial Corp., 5.875%, 8/15/20	1,570,000	1,802,165
CNA Financial Corp., 3.95%, 5/15/24	546,000	548,494
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	686,814
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	983,854
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	436,662
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,279,362

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	$663,000	$652,226
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	960,960

		$7,875,239

International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$542,000	$593,761

Machinery & Tools – 0.5%
Case New Holland, Inc., 7.875%, 12/01/17	$667,000	$782,058
United Rentals North America, Inc., 5.75%, 11/15/24	680,000	685,100

		$1,467,158

Major Banks – 7.3%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$2,994,381
Bank of America Corp., 7.625%, 6/01/19	500,000	615,386
Bank of America Corp., 5.625%, 7/01/20	185,000	210,520
Bank of America Corp., 4.125%, 1/22/24	1,917,000	1,938,603
Bank of America Corp., 4.875%, 4/01/44	459,000	461,088
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	598,780
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,123,000	1,239,750
JPMorgan Chase & Co., 4.25%, 10/15/20	893,000	954,860
JPMorgan Chase & Co., 4.5%, 1/24/22	1,500,000	1,617,123
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	890,522
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,285,100
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	381,459
Morgan Stanley, 1.75%, 2/25/16	409,000	414,277
Morgan Stanley, 5.75%, 10/18/16	906,000	1,005,506
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,406,688
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,212,215
Regions Financial Corp., 2%, 5/15/18	1,460,000	1,430,949
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,054,000	1,076,354
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,498,548
Wells Fargo & Co., 5.375%, 11/02/43	588,000	619,394

		$21,851,503

Medical & Health Technology & Services – 2.6%
Davita, Inc., 6.625%, 11/01/20	$2,018,000	$2,161,783
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	1,775,000	1,943,625
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	822,080
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	189,964
HCA, Inc., 4.75%, 5/01/23	1,409,000	1,393,149
McKesson Corp., 5.7%, 3/01/17	770,000	850,651
McKesson Corp., 7.5%, 2/15/19	120,000	146,211
McKesson Corp., 2.7%, 12/15/22	158,000	147,180

		$7,654,643

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 1.8%
Kinross Gold Corp., 5.95%, 3/15/24 (n)	$645,000	$646,178
Plains Exploration & Production Co., 6.875%, 2/15/23	1,900,000	2,113,750
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21	600,000	617,953
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	351,000	351,133
Southern Copper Corp., 6.75%, 4/16/40	1,680,000	1,709,807

		$5,438,821

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2/01/30 - 2/01/31	$52,815	$62,056

Natural Gas – Distribution – 0.7%
AmeriGas Finance LLC, 7%, 5/20/22	$1,448,000	$1,581,940
ONEOK, Inc., 4.25%, 2/01/22	652,000	624,503

		$2,206,443

Natural Gas – Pipeline – 5.2%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,197,000
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	350,245
Energy Transfer Partners LP, 8.5%, 4/15/14	1,004,000	1,006,621
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	275,214
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	1,070,562
EnLink Midstream Partners LP, 2.7%, 4/01/19	255,000	255,799
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	408,122
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	622,908
Enterprise Products Partners LP, 4.45%, 2/15/43	473,000	444,023
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	302,378
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	434,528
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	705,583
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,121,000	1,078,963
NiSource Finance Corp., 3.85%, 2/15/23	1,106,000	1,095,763
NiSource Finance Corp., 4.8%, 2/15/44	761,000	728,831
ONEOK Partners LP, 2%, 10/01/17	447,000	448,974
Plains All American Pipeline, LP, 3.95%, 9/15/15	1,290,000	1,348,841
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	982,000	977,090
Spectra Energy Capital LLC, 8%, 10/01/19	942,000	1,154,249
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	690,865

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Williams Cos., Inc., 3.7%, 1/15/23	$209,000	$189,664
Williams Partners LP, 5.4%, 3/04/44	724,000	742,917

		$15,529,140

Network & Telecom – 2.1%
AT&T, Inc., 1.4%, 12/01/17	$168,000	$166,224
Verizon Communications, Inc., 3.65%, 9/14/18	1,078,000	1,147,566
Verizon Communications, Inc., 4.5%, 9/15/20	1,471,000	1,597,569
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	953,037
Verizon Communications, Inc., 6%, 4/01/41	690,000	782,030
Verizon Communications, Inc., 6.55%, 9/15/43	1,258,000	1,530,904

		$6,177,330

Other Banks & Diversified Financials – 3.3%
American Express Co., 2.65%, 12/02/22	$368,000	$349,605
American Express Credit Corp., 2.375%, 3/24/17	745,000	771,640
BB&T Corp., 3.95%, 4/29/16	500,000	531,129
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,167,664
Capital One Financial Corp., 2.15%, 3/23/15	700,000	710,529
Citigroup, Inc., 1.25%, 1/15/16	676,000	678,379
Discover Bank, 7%, 4/15/20	2,197,000	2,592,102
Fifth Third Bancorp, 2.3%, 3/01/19	58,000	57,595
Fifth Third Bancorp, 3.5%, 3/15/22	673,000	675,561
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,029,000	1,038,752
Swedbank AB, 2.125%, 9/29/17 (n)	1,238,000	1,251,174

		$9,824,130

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$813,242

Pharmaceuticals – 4.3%
Celgene Corp., 2.45%, 10/15/15	$606,000	$620,457
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,596,994
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	3,159,000	3,324,848
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,189,498
Hospira, Inc., 6.05%, 3/30/17	906,000	1,002,880
Hospira, Inc., 5.2%, 8/12/20	360,000	384,618
Mylan, Inc., 2.55%, 3/28/19	399,000	394,726
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	473,743
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	931,000	865,251
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	823,200
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,119,365
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	318,561
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	396,891

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	$347,000	$331,604

		$12,842,636

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,296,757

Printing & Publishing – 1.1%
Gannett Co., Inc., 5.125%, 10/15/19 (n)	$655,000	$685,294
Nielsen Finance LLC, 7.75%, 10/15/18	789,000	843,244
Pearson Funding Four PLC, 3.75%, 5/08/22 (n)	342,000	334,403
Pearson PLC, 4%, 5/17/16 (n)	1,320,000	1,395,488

		$3,258,429

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$512,861
Canadian Pacific Railway Co., 4.5%, 1/15/22	400,000	424,944
CSX Corp., 7.375%, 2/01/19	365,000	444,105

		$1,381,910

Real Estate – 1.9%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$799,830
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,140,513
Simon Property Group, Inc., REIT, 5.75%, 12/01/15	440,000	471,402
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	503,000	495,941
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,388,599
WEA Finance LLC, 6.75%, 9/02/19 (n)	1,044,000	1,254,979

		$5,551,264

Retailers – 2.7%
Dollar General Corp., 4.125%, 7/15/17	$2,144,000	$2,293,055
Gap, Inc., 5.95%, 4/12/21	2,613,000	2,942,032
Home Depot, Inc., 4.875%, 2/15/44	641,000	681,439
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,642,740
Limited Brands, Inc., 5.625%, 2/15/22	479,000	505,944

		$8,065,210

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$865,105
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	905,000	889,163

		$1,754,268

Specialty Stores – 0.7%
Advance Auto Parts, Inc., 5.75%, 5/01/20	$765,000	$842,573
Advance Auto Parts, Inc., 4.5%, 1/15/22	433,000	449,114
Advance Auto Parts, Inc., 4.5%, 12/01/23	723,000	740,594

		$2,032,281

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 2.0%
American Tower Corp., REIT, 4.625%, 4/01/15	$1,770,000	$1,833,690
American Tower Corp., REIT, 4.5%, 1/15/18	1,150,000	1,240,203
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	350,832
Crown Castle International Corp., 5.25%, 1/15/23	470,000	477,638
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	955,000	1,094,725
Rogers Communications, Inc., 5%, 3/15/44	609,000	613,128
Vodafone Group PLC, 5.625%, 2/27/17	201,000	225,667

		$5,835,883

Tobacco – 3.0%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,292,557
Altria Group, Inc., 4%, 1/31/24	231,000	231,438
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,071,010
Lorillard Tobacco Co., 2.3%, 8/21/17	945,000	964,219
Lorillard Tobacco Co., 8.125%, 6/23/19	2,001,000	2,473,342
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,268,212
Reynolds American, Inc., 4.75%, 11/01/42	1,810,000	1,692,973

		$8,993,751

Transportation – Services – 0.1%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$200,000	$230,230

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 0.6%
U.S. Treasury Bonds, 3.125%, 2/15/43	$1,982,300	$1,824,334

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc., 1.65%, 12/15/17	$487,000	$483,893
Calpine Corp., 7.875%, 7/31/20 (n)	1,147,000	1,261,700
CenterPoint Energy, Inc., 5.95%, 2/01/17	800,000	894,194
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,184,761
CMS Energy Corp., 5.05%, 3/15/22	209,000	232,467
Duke Energy Corp., 1.625%, 8/15/17	488,000	489,052
NRG Energy, Inc., 6.25%, 7/15/22 (n)	755,000	777,650
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	597,698
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	1,057,000	1,157,759
PSEG Power LLC, 5.32%, 9/15/16	288,000	317,223
Waterford 3 Funding Corp., 8.09%, 1/02/17	365,174	364,606

		$7,761,003

Total Bonds		$275,136,039

MONEY MARKET FUNDS – 6.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	20,005,071	$20,005,071

Total Investments		$295,141,110

OTHER ASSETS, LESS LIABILITIES – 0.8%		2,265,347

Net Assets – 100.0%		$297,406,457

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,288,988, representing 18.6% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40	3/01/06	$284,031	$187,988
CEMEX Finance LLC, 6%, 4/01/24	3/25/14	1,198,000	1,200,995
Falcon Franchise Loan LLC, FRN, 13.279%, 1/05/25	1/29/03	12,076	49,407
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	23,302	24,488
Spirit Master Funding LLC, 5.05%, 7/20/23	10/04/05	261,172	269,761
Videotron Ltd., 5.375%, 6/15/24	3/26/14	520,000	522,600
Total Restricted Securities			$2,255,239
% of Net assets			0.8%

6

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,824,334	$—	$1,824,334
Non-U.S. Sovereign Debt	—	593,761	—	593,761
U.S. Corporate Bonds	—	233,143,617	—	233,143,617
Residential Mortgage-Backed Securities	—	62,056	—	62,056
Commercial Mortgage-Backed Securities	—	2,690,593	—	2,690,593
Asset-Backed Securities (including CDOs)	—	745,768	—	745,768
Foreign Bonds	—	36,075,910	—	36,075,910
Mutual Funds	20,005,071	—	—	20,005,071
Total Investments	$20,005,071	$275,136,039	$—	$295,141,110

For further information regarding security characteristics, see the Portfolio of Investments.

8

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$285,889,296
Gross unrealized appreciation	11,719,443
Gross unrealized depreciation	(2,467,629)
Net unrealized appreciation (depreciation)	$9,251,814

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,504,889	29,766,141	(29,265,959)	20,005,071

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,908	$20,005,071

9

QUARTERLY REPORT

March 31, 2014

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.9%
Agency – Other – 4.0%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$8,360,799
Financing Corp., 9.8%, 4/06/18	7,760,000	10,190,075
Financing Corp., 10.35%, 8/03/18	3,915,000	5,308,599
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,576,725

		$33,436,198

Asset-Backed & Securitized – 2.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$2,035,604
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,870,649	4,195,675
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.971%, 9/15/39	2,537,809	2,773,805
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	3,239,737	3,589,399
Goldman Sachs Mortgage Securities Corp., FRN, 5.818%, 8/10/45	3,562,836	3,950,885
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.959%, 2/15/51	1,195,240	1,200,923
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49	3,985,116	4,405,924

		$22,152,215

Local Authorities – 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,645,391
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	320,000	382,000
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,574,484

		$4,601,875

Mortgage-Backed – 47.9%
Fannie Mae, 4.427%, 4/01/14	$948,463	$948,246
Fannie Mae, 4.77%, 7/01/14	726,973	729,021
Fannie Mae, 4.787%, 8/01/14	1,043,191	1,046,201
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	1,185,882	1,206,888
Fannie Mae, 4.82%, 12/01/14 - 1/01/15	878,507	896,711
Fannie Mae, 4.62%, 1/01/15	1,507,027	1,525,842
Fannie Mae, 4.85%, 2/01/15	537,831	546,704
Fannie Mae, 4.56%, 3/01/15	1,107,549	1,138,740
Fannie Mae, 4.665%, 3/01/15	749,550	763,986
Fannie Mae, 4.89%, 3/01/15	716,401	730,739
Fannie Mae, 4.74%, 4/01/15	706,186	722,530
Fannie Mae, 4.908%, 4/01/15	1,160,796	1,187,925
Fannie Mae, 4.815%, 6/01/15	888,472	912,692
Fannie Mae, 2.38%, 8/01/15	625,000	634,552
Fannie Mae, 4.78%, 8/01/15	852,478	881,016

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.81%, 8/01/15	$969,152	$1,001,731
Fannie Mae, 4.856%, 8/01/15	291,211	300,803
Fannie Mae, 5.138%, 8/01/15	92,625	96,242
Fannie Mae, 5.463%, 11/01/15	2,953,321	3,103,648
Fannie Mae, 5.132%, 2/01/16	1,355,436	1,434,902
Fannie Mae, 5.432%, 2/01/16	1,537,479	1,642,624
Fannie Mae, 5.732%, 7/01/16	1,486,905	1,622,735
Fannie Mae, 6.5%, 11/01/16 - 10/01/37	2,181,050	2,454,464
Fannie Mae, 4.998%, 1/01/17	2,203,165	2,246,034
Fannie Mae, 6%, 4/01/17 - 7/01/37	3,619,354	3,978,286
Fannie Mae, 5.5%, 8/01/17 - 3/01/38	26,285,900	29,107,230
Fannie Mae, 1.18%, 9/01/17	873,851	873,926
Fannie Mae, 5.223%, 1/01/18	1,067,638	1,139,060
Fannie Mae, 3.8%, 2/01/18	630,467	670,557
Fannie Mae, 5%, 2/01/18 - 3/01/41	19,527,296	21,253,937
Fannie Mae, 4%, 3/01/18 - 2/01/41	8,258,291	8,611,589
Fannie Mae, 4.19%, 3/01/18	384,898	417,316
Fannie Mae, 3.99%, 4/01/18	600,000	648,633
Fannie Mae, 3.743%, 6/01/18	623,204	674,215
Fannie Mae, 5.68%, 6/01/18	491,155	538,036
Fannie Mae, 5.6%, 1/01/19	543,851	591,120
Fannie Mae, 4.5%, 6/01/19 - 4/01/41	18,004,698	19,234,334
Fannie Mae, 4.864%, 8/01/19	2,429,559	2,698,460
Fannie Mae, 5.05%, 8/01/19	315,737	343,225
Fannie Mae, 4.67%, 9/01/19	525,000	578,163
Fannie Mae, 4.83%, 9/01/19	376,241	416,291
Fannie Mae, 1.99%, 10/01/19	1,000,000	1,001,735
Fannie Mae, 1.97%, 11/01/19	390,464	387,471
Fannie Mae, 4.88%, 3/01/20	397,041	430,374
Fannie Mae, 4.14%, 8/01/20	451,624	487,687
Fannie Mae, 3.87%, 9/01/20	731,352	781,400
Fannie Mae, 2.56%, 10/01/21	246,927	241,420
Fannie Mae, 7.5%, 2/01/22 - 9/01/31	352,243	415,595
Fannie Mae, 2.67%, 3/01/22	483,218	476,404
Fannie Mae, 2.73%, 4/01/23	541,577	529,364
Fannie Mae, 2.41%, 5/01/23	683,362	652,131
Fannie Mae, 2.55%, 5/01/23	589,445	568,436
Fannie Mae, 2.59%, 5/01/23	373,907	361,391
Fannie Mae, 4.5%, 5/01/25	367,467	394,365
Fannie Mae, 3%, 3/01/27 - 4/01/27	4,331,615	4,453,888
Fannie Mae, 2.5%, 5/01/28	1,216,043	1,216,545
Fannie Mae, 3.5%, 1/01/42	2,247,759	2,264,438
Fannie Mae, 3.5%, 4/01/43	1,521,903	1,532,331
Fannie Mae, TBA, 4%, 5/01/44	28,900,000	29,934,078
Fannie Mae, TBA, 4.5%, 5/01/44	17,429,000	18,529,207
Fannie Mae, TBA, 3%, 5/01/48	4,785,000	4,901,634
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,367,115
Freddie Mac, 1.655%, 11/25/16	2,969,038	3,014,634
Freddie Mac, 1.426%, 8/25/17	5,495,000	5,522,299
Freddie Mac, 3.882%, 11/25/17	2,158,000	2,312,599
Freddie Mac, 3.154%, 2/25/18	2,151,000	2,268,795
Freddie Mac, 5%, 9/01/18 - 6/01/40	4,089,809	4,439,766
Freddie Mac, 2.303%, 9/25/18	2,800,000	2,848,496

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.22%, 12/25/18	$1,500,000	$1,516,450
Freddie Mac, 2.086%, 3/25/19	2,800,000	2,801,985
Freddie Mac, 5.085%, 3/25/19	3,191,000	3,598,121
Freddie Mac, 1.883%, 5/25/19	5,750,000	5,689,153
Freddie Mac, 6%, 8/01/19 - 10/01/38	8,575,862	9,599,545
Freddie Mac, 4.186%, 8/25/19	814,000	887,853
Freddie Mac, 1.869%, 11/25/19	3,000,000	2,930,448
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,580,510
Freddie Mac, 2.313%, 3/25/20	3,022,000	3,005,062
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,091,726
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	2,721,304	2,787,843
Freddie Mac, 5.5%, 5/01/22 - 6/01/41	7,012,324	7,757,733
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,458,193
Freddie Mac, 4.5%, 11/01/22 - 8/01/40	3,477,909	3,712,978
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,527,188
Freddie Mac, 3.3%, 4/25/23	1,997,044	2,020,326
Freddie Mac, 3.06%, 7/25/23	886,000	876,652
Freddie Mac, 3.458%, 8/25/23	1,852,000	1,887,905
Freddie Mac, 4%, 7/01/25 - 11/01/43	4,596,898	4,805,812
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	21,687,175	21,711,899
Freddie Mac, 6.5%, 8/01/32 - 5/01/37	1,424,215	1,598,192
Freddie Mac, 3.5%, 12/01/41 - 8/01/43	27,932,703	28,097,282
Freddie Mac, 3%, 4/01/43 - 5/01/43	12,671,577	12,239,553
Freddie Mac, TBA, 4%, 5/01/43	1,255,000	1,297,405
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	4,608,272	5,124,208
Ginnie Mae, 4.5%, 8/15/39 - 9/20/41	10,927,829	11,822,313
Ginnie Mae, 4%, 10/15/39 - 4/20/41	2,301,589	2,422,039
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	20,293,761	20,742,070
Ginnie Mae, 3%, 7/20/43	6,141,998	6,055,552
Ginnie Mae, 5.612%, 4/20/58	2,351,089	2,450,272
Ginnie Mae, 6.357%, 4/20/58	1,185,378	1,250,571
Ginnie Mae, TBA, 4%, 5/01/43	14,900,000	15,607,750

		$403,837,541

Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,147,202

U.S. Government Agencies and Equivalents – 2.9%
Aid-Egypt, 4.45%, 9/15/15	$3,162,000	$3,348,463
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,737,788
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,312,636
Small Business Administration, 6.35%, 4/01/21	406,098	443,347
Small Business Administration, 6.34%, 5/01/21	344,946	375,102
Small Business Administration, 6.44%, 6/01/21	555,669	611,275
Small Business Administration, 6.625%, 7/01/21	593,315	650,332
Small Business Administration, 6.07%, 3/01/22	382,447	417,014
Small Business Administration, 4.98%, 11/01/23	529,912	574,683

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.77%, 4/01/24	$1,157,066	$1,230,643
Small Business Administration, 5.52%, 6/01/24	666,051	725,202
Small Business Administration, 4.99%, 9/01/24	86,407	93,526
Small Business Administration, 5.11%, 4/01/25	900,855	967,900
Small Business Administration, 2.21%, 2/01/33	1,397,729	1,313,829
Small Business Administration, 2.22%, 3/01/33	2,479,370	2,328,071
Small Business Administration, 3.15%, 7/01/33	2,253,890	2,242,303
Small Business Administration, 3.16%, 8/01/33	1,271,986	1,272,064
Small Business Administration, 3.62%, 9/01/33	785,425	803,710
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,884,776
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	290,000	292,089
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	157,909

		$24,782,662

U.S. Treasury Obligations – 36.9%
U.S. Treasury Bonds, 9.25%, 2/15/16	$19,000	$22,135
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	256,286
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	241,218
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,773,657
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,548,764
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,607,673
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	447,333
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	355,311
U.S. Treasury Bonds, 5%, 5/15/37	488,000	612,898
U.S. Treasury Bonds, 4.375%, 2/15/38	3,894,000	4,488,442
U.S. Treasury Bonds, 4.5%, 8/15/39	40,053,500	47,112,929
U.S. Treasury Bonds, 3.125%, 2/15/43	3,848,700	3,542,005
U.S. Treasury Notes, 1.875%, 4/30/14	12,853,000	12,871,071
U.S. Treasury Notes, 4%, 2/15/15	6,718,000	6,945,519
U.S. Treasury Notes, 2.125%, 5/31/15	34,052,000	34,826,138
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	209,982
U.S. Treasury Notes, 0.875%, 12/31/16	110,742,000	111,001,579
U.S. Treasury Notes, 2.625%, 4/30/18	17,249,000	18,091,234
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	13,964,407
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,722,020
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,228,929
U.S. Treasury Notes, 2%, 11/30/20	4,541,000	4,472,885
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,002,287
U.S. Treasury Notes, 1.75%, 5/15/22	23,412,000	22,091,423
U.S. Treasury Notes, 2.5%, 8/15/23	4,669,000	4,602,247

		$311,038,372

Total Bonds		$800,996,065

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 13.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	111,695,693	$111,695,693

Total Investments		$912,691,758

OTHER ASSETS, LESS LIABILITIES – (8.2)%		(68,794,388)

Net Assets – 100.0%		$843,897,370

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$369,257,232	$—	$369,257,232
Non-U.S. Sovereign Debt	—	1,147,202	—	1,147,202
U.S. Corporate Bonds	—	4,601,875	—	4,601,875
Residential Mortgage-Backed Securities	—	403,837,541	—	403,837,541
Commercial Mortgage-Backed Securities	—	22,152,215	—	22,152,215
Mutual Funds	111,695,693	—	—	111,695,693
Total Investments	$111,695,693	$800,996,065	$—	$912,691,758

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$908,156,684
Gross unrealized appreciation	16,078,607
Gross unrealized depreciation	(11,543,533)
Net unrealized appreciation (depreciation)	$4,535,074

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	94,206,127	47,589,765	(30,100,199)	111,695,693

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,964	$111,695,693

5

QUARTERLY REPORT

March 31, 2014

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.8%
Broadcasting – 0.7%
Twenty-First Century Fox, Inc.	70,220	$2,244,930

Cable TV – 9.1%
Astro Malaysia Holdings Berhad	1,792,400	$1,756,448
Charter Communications, Inc., “A” (a)	15,617	1,924,014
Comcast Corp., “Special A”	235,760	11,495,658
Liberty Global PLC, “A” (a)	35,336	1,469,978
Liberty Global PLC, “C” (a)	106,706	4,344,001
Time Warner Cable, Inc.	33,579	4,606,367
Ziggo N.V.	58,810	2,612,881

		$28,209,347

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	26,750	$2,267,330
Antero Resources Corp. (a)	23,960	1,499,896
Cabot Oil & Gas Corp.	4,290	145,345
Energen Corp.	35,710	2,885,725
EQT Corp.	40,680	3,944,740
Markwest Energy Partners LP	11,980	782,534
Noble Energy, Inc.	15,174	1,077,961
Rice Energy, Inc. (a)	23,090	609,345
Targa Resources Corp.	1,653	164,077
Western Gas Equity Partners LP	21,670	1,064,214

		$14,441,167

Internet – 0.2%
Iliad S.A.	1,874	$540,353

Natural Gas – Distribution – 8.0%
AGL Energy Ltd.	69,480	$978,135
AGL Resources, Inc.	6,290	307,958
Centrica PLC	99,471	546,752
China Resources Gas Group Ltd.	622,000	1,980,713
Gas Natural SDG S.A.	78,830	2,216,528
GDF SUEZ	151,665	4,149,573
Infraestructura Energetica Nova, S.A. de C.V	142,900	739,483
NiSource, Inc.	30,730	1,091,837
Questar Corp.	32,140	764,289
Sempra Energy	52,650	5,094,414
Snam Rete Gas S.p.A.	542,000	3,173,416
Spectra Energy Corp.	102,290	3,778,593

		$24,821,691

Natural Gas – Pipeline – 11.5%
APA Group	135,516	$808,107
Cheniere Energy, Inc. (a)	32,730	1,811,606
DCP Midstream Partners LP	6,000	300,600
Enagas S.A.	149,092	4,534,128
Enbridge, Inc.	71,340	3,240,146
Energy Transfer Equity LP	2,780	129,965
Enterprise Products Partners LP	2,260	156,754
Kinder Morgan, Inc.	233,426	7,584,011
ONEOK Partners LP	31,990	1,713,065
ONEOK, Inc.	81,320	4,818,210

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
Plains All American Pipeline LP	8,670	$477,890
Plains GP Holdings LP	5,940	166,201
SemGroup Corp., “A”	10,640	698,835
TransCanada Corp. (l)	43,310	1,968,636
Williams Cos., Inc.	114,817	4,659,274
Williams Partners LP	48,850	2,488,419

		$35,555,847

Oil Services – 0.3%
Ensco PLC, “A”	8,820	$465,520
Noble Corp. PLC	14,770	483,570

		$949,090

Telecommunications – Wireless – 6.5%
American Tower Corp., REIT	68,940	$5,644,118
Cellcom Israel Ltd.	108,032	1,488,681
KDDI Corp.	5,300	306,862
MegaFon OAO, GDR	44,580	1,254,927
Mobile TeleSystems OJSC	36,600	282,843
Mobile TeleSystems OJSC, ADR	185,690	3,247,718
SBA Communications Corp. (a)	11,680	1,062,413
TIM Participacoes S.A., ADR	58,767	1,525,591
Turkcell Iletisim Hizmetleri A.S. (a)	376,160	2,100,814
Vodafone Group PLC	897,797	3,297,368

		$20,211,335

Telephone Services – 8.2%
Altice S.A. (a)	54,436	$2,425,297
Bezeq – The Israel Telecommunication Corp. Ltd.	1,848,530	3,292,106
CenturyLink, Inc.	63,645	2,090,102
Empresa Nacional de Telecomunicaciones S.A.	13,419	164,368
Portugal Telecom, SGPS, S.A.	41,076	174,688
PT Telekomunikasi Indonesia	1,774,000	347,429
PT XL Axiata Tbk	2,323,000	902,707
Quebecor, Inc., “B” (l)	76,290	1,863,256
TDC A.S.	330,889	3,058,953
Telecom Italia S.p.A.	137,652	162,329
Telecom Italia S.p.A. – Savings Shares	2,122,379	1,985,324
Telefonica Brasil S.A., ADR	61,436	1,304,901
Verizon Communications, Inc.	99,922	4,753,290
Windstream Holdings, Inc. (l)	347,260	2,861,422

		$25,386,172

Utilities – Electric Power – 46.6%
AES Corp.	380,850	$5,438,538
Aksa Enerji Uretim A.S. (a)	870,381	955,926
ALLETE, Inc.	47,230	2,475,797
Alliant Energy Corp.	43,750	2,485,438
Ameren Corp.	17,230	709,876
American Electric Power Co., Inc.	110,010	5,573,107
Calpine Corp. (a)	404,580	8,459,768

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Canadian Utilities Ltd.	22,570	$839,714
CenterPoint Energy, Inc.	90,270	2,138,496
Cheung Kong Infrastructure Holdings Ltd.	312,000	1,991,104
China Longyuan Power Group	893,000	899,159
CMS Energy Corp.	296,570	8,683,570
Companhia Energetica de Minas Gerais, IPS	319,113	2,144,766
Companhia Paranaense de Energia, ADR (l)	73,920	969,091
Companhia Paranaense de Energia, IPS	218,600	2,871,955
Covanta Holding Corp.	52,120	940,766
CPFL Energia S.A.	138,300	1,133,706
Dominion Resources, Inc.	70,940	5,036,031
Drax Group	36,930	471,610
DTE Energy Co.	64,380	4,782,790
Duke Energy Corp.	52,880	3,766,114
Edison International	105,970	5,998,962
EDP Renovaveis S.A.	902,842	6,012,529
ENEL Green Power International B.V.	127,799	358,815
Enel S.p.A.	30,700	173,743
Energias de Portugal S.A.	2,092,568	9,718,004
Energias do Brasil S.A.	642,300	2,915,685
Iberdrola S.A.	22,552	157,705
Infinis Energy PLC (a)	216,684	859,763
ITC Holdings Corp.	57,240	2,137,914
Light S.A.	136,390	1,127,066
National Grid PLC	77,126	1,056,933
NextEra Energy, Inc.	90,559	8,659,252
Northeast Utilities	155,610	7,080,255
NRG Energy, Inc.	300,885	9,568,143
NRG Yield, Inc.	12,190	481,871
OGE Energy Corp.	113,800	4,183,288
Pinnacle West Capital Corp.	55,940	3,057,680
Portland General Electric Co.	94,610	3,059,687
PPL Corp.	50,407	1,670,488
Public Service Enterprise Group, Inc.	150,330	5,733,586
Red Electrica de Espana	34,944	2,840,295
SSE PLC	160,077	3,920,355
Tractebel Energia S.A.	30,700	474,910
UIL Holdings Corp.	4,410	162,332

		$144,176,583

Total Common Stocks		$296,536,515

Issuer	Shares/Par	Value ($)

BONDS – 0.2%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 8.291%, 1/05/23 (i)(z)	$100,674	$8,587

Utilities – Electric Power – 0.2%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$436,000	$477,420

Total Bonds		$486,007

CONVERTIBLE PREFERRED STOCKS – 3.8%
Telecommunications – Wireless – 0.2%
Crown Castle International Corp., “A”, 4.5%	6,040	$612,396

Utilities – Electric Power – 3.6%
Dominion Resources, Inc., “A”, 6.125%	32,170	$1,849,775
Dominion Resources, Inc., “B”, 6%	33,190	1,917,386
NextEra Energy, Inc., 5.889%	43,330	2,657,429
PPL Corp., 8.75%	83,760	4,581,672

		$11,006,262

Total Convertible Preferred Stocks		$11,618,658

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (a)	$40	5/25/17	16,450	$29,117

CONVERTIBLE BONDS – 0.7%
Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 10/01/14			$730,000	$2,177,681

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			31	$31

COLLATERAL FOR SECURITIES LOANED – 1.6%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)			5,062,044	$5,062,044

Total Investments				$315,910,053

OTHER ASSETS, LESS LIABILITIES – (2.1)%				(6,508,407)

Net Assets – 100.0%				$309,401,646

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified ,institutional buyers. At period end, the aggregate value of these securities was $447,420, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 8.291%, 1/05/23	1/18/02	$3,462	$8,587
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	125,349	4/11/14	$171,340	$172,683	$1,343
BUY	EUR	Citibank N.A.	463,890	4/11/14	631,752	639,065	7,313
BUY	EUR	Credit Suisse Group	266,263	4/11/14	364,718	366,810	2,092
BUY	EUR	Deutsche Bank AG	595,718	4/11/14	812,571	820,675	8,104
BUY	EUR	Goldman Sachs International	131,824	4/11/14	179,467	181,604	2,137
BUY	EUR	Merrill Lynch International Bank	95,331	4/11/14	129,655	131,330	1,675
BUY	EUR	Royal Bank of Scotland PLC	25,214	4/11/14	34,471	34,735	264
BUY	EUR	UBS AG	243,067	4/11/14	332,570	334,855	2,285
SELL	EUR	Barclays Bank PLC	7,304,206	6/18/14	10,171,268	10,061,463	109,805
SELL	EUR	Goldman Sachs International	72,846	4/11/14	100,456	100,354	102
BUY	GBP	Barclays Bank PLC	215,684	4/11/14	354,779	359,553	4,774
BUY	GBP	Credit Suisse Group	121,444	4/11/14	199,041	202,451	3,410
BUY	GBP	Deutsche Bank AG	32,341	4/11/14	53,886	53,914	28
SELL	GBP	Barclays Bank PLC	94,271	4/11/14	157,708	157,152	556
SELL	GBP	JPMorgan Chase Bank N.A.	24,055	4/11/14	40,121	40,101	20

							$143,908

Liability Derivatives
BUY	EUR	Barclays Bank PLC	6,251	4/11/14	$8,693	$8,611	$(82)
BUY	EUR	Citibank N.A.	169,949	4/11/14	235,575	234,125	(1,450)
BUY	EUR	Deutsche Bank AG	112,159	4/11/14	155,472	154,513	(959)
BUY	EUR	UBS AG	434,817	4/11/14	602,980	599,014	(3,966)
SELL	EUR	Credit Suisse Group	5,115,565	4/11/14	6,992,924	7,047,318	(54,394)
SELL	EUR	Deutsche Bank AG	3,216,497	4/11/14	4,396,893	4,431,119	(34,226)
SELL	EUR	JPMorgan Chase Bank N.A.	4,952,896	4/11/14	6,770,262	6,823,221	(52,959)
BUY	GBP	JPMorgan Chase Bank N.A.	572,000	4/11/14	953,968	953,545	(423)
SELL	GBP	Barclays Bank PLC	683,737	4/11/14	1,131,293	1,139,814	(8,521)
SELL	GBP	Citibank N.A.	27,745	4/11/14	45,960	46,252	(292)
SELL	GBP	Credit Suisse Group	1,914,671	4/11/14	3,142,875	3,191,826	(48,951)

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Deutsche Bank AG	249,189	4/11/14	$408,288	$415,407	$(7,119)
SELL	GBP	JPMorgan Chase Bank N.A.	46,290	4/11/14	77,019	77,167	(148)
SELL	GBP	Merrill Lynch International Bank	1,914,671	4/11/14	3,143,813	3,191,826	(48,013)
SELL	GBP	UBS AG	96,318	4/11/14	159,409	160,565	(1,156)

							$(262,659)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

5

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$207,859,993	$—	$—	$207,859,993
Portugal	15,905,221	—	—	15,905,221
Brazil	14,467,672	—	—	14,467,672
United Kingdom	10,152,780	—	—	10,152,780
Spain	9,748,656	—	—	9,748,656
Canada	7,911,753	—	—	7,911,753
Italy	5,853,627	—	—	5,853,627
Russia	4,502,645	282,843	—	4,785,488
Israel	4,780,787	—	—	4,780,787
Other Countries	25,468,177	1,250,136	—	26,718,313
U.S. Corporate Bonds	—	2,177,681	—	2,177,681
Commercial Mortgage-Backed Securities	—	8,587	—	8,587
Foreign Bonds	—	477,420	—	477,420
Mutual Funds	5,062,075	—	—	5,062,075
Total Investments	$311,713,386	$4,196,667	$—	$315,910,053

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(118,751)	$—	$(118,751)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,250,136 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $899,159 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$265,451,827
Gross unrealized appreciation	60,846,197
Gross unrealized depreciation	(10,387,971)
Net unrealized appreciation (depreciation)	$50,458,226

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,137,060	7,709,553	(11,846,582)	31

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$319	$31

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	67.5%
Portugal	5.1%
Brazil	4.7%
United Kingdom	3.4%
Spain	3.1%
Canada	2.6%
Italy	1.9%
Russia	1.5%
Israel	1.5%
Other Countries	8.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

March 31, 2014

MFS® STRATEGIC

INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 65.4%
Asset-Backed & Securitized – 1.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40 (z)	$302,161	$199,987
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	7,483	7,677
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.971%, 9/15/39	151,476	165,558
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	527,972	26,399
Falcon Franchise Loan LLC, FRN, 9.137%, 1/05/23 (i)(z)	82,392	7,028
Falcon Franchise Loan LLC, FRN, 14.747%, 1/05/25 (i)(z)	80,263	25,684
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43 (i)(z)	53,809	79
First Union-Lehman Brothers Bank of America, FRN, 0.551%, 11/18/35 (i)	1,224,919	23,320
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	149,700
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.815%, 6/15/49	293,049	303,800
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.033%, 2/18/30 (i)	67,788	1,762
Morgan Stanley Capital I, Inc., FRN, 1.411%, 4/28/39 (i)(z)	909,202	5,864

		$916,858

Automotive – 1.0%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$364,000	$362,462
Delphi Corp., 5%, 2/15/23	35,000	37,100
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	182,034
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	203,000	204,015

		$785,611

Biotechnology – 0.4%
Life Technologies Corp., 6%, 3/01/20	$240,000	$276,181

Broadcasting – 0.4%
CBS Corp., 5.75%, 4/15/20	$60,000	$68,152
News America, Inc., 8.5%, 2/23/25	85,000	110,794
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	101,378

		$280,324

Brokerage & Asset Managers – 1.0%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$186,000	$187,119
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	245,000	260,013
TD Ameritrade Holding Corp., 5.6%, 12/01/19	285,000	326,795

		$773,927

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – 0.5%
CRH PLC, 8.125%, 7/15/18	$200,000	$244,218
Owens Corning, Inc., 4.2%, 12/15/22	105,000	104,131

		$348,349

Cable TV – 1.2%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$306,000	$287,450
DIRECTV Holdings LLC, 5.875%, 10/01/19	110,000	126,141
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	104,000	101,710
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	386,246

		$901,547

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 5/15/19	$430,000	$550,592
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	100,000	106,981

		$657,573

Computer Software – 0.3%
Oracle Corp., 5.375%, 7/15/40	$169,000	$191,192

Computer Software – Systems – 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$107,000	$110,210

Consumer Products – 0.5%
Mattel, Inc., 5.45%, 11/01/41	$124,000	$130,215
Newell Rubbermaid, Inc., 4.7%, 8/15/20	210,000	223,873

		$354,088

Consumer Services – 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$406,755

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$381,000	$402,233
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	100,000	115,341

		$517,574

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$84,924
Ericsson, Inc., 4.125%, 5/15/22	188,000	192,037

		$276,961

Electronics – 0.4%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$79,000	$78,332
Xilinx, Inc., 3%, 3/15/21	190,000	188,414

		$266,746

Emerging Market Quasi-Sovereign – 1.2%
Gaz Capital S.A., 4.95%, 2/06/28 (n)	$200,000	$170,500
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	204,673	237,933
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	235,980

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 4.875%, 1/24/22	$64,000	$66,880
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	10,000	10,325
Petroleos Mexicanos, 6.5%, 6/02/41	80,000	87,600
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	112,000	119,280

		$928,498

Emerging Market Sovereign – 0.3%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,275
Republic of Hungary, 5.375%, 2/21/23	14,000	14,195
Republic of Philippines, 6.375%, 10/23/34	100,000	124,250
Republic of Poland, 5%, 3/23/22	37,000	40,376
Republic of Romania, 4.375%, 8/22/23 (n)	8,000	7,850
Republic of Romania, 4.875%, 1/22/24 (n)	8,000	8,080
United Mexican States, 4%, 10/02/23	4,000	4,040

		$210,066

Energy – Independent – 0.3%
EQT Corp., 4.875%, 11/15/21	$122,000	$128,990
Hess Corp., 8.125%, 2/15/19	90,000	112,676

		$241,666

Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$81,587
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	244,070
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	115,000	126,213
Petro-Canada Financial Partnership, 5%, 11/15/14	280,000	287,487

		$739,357

Financial Institutions – 1.9%
CIT Group, Inc., 3.875%, 2/19/19	$450,000	$454,924
General Electric Capital Corp., 6%, 8/07/19	80,000	93,917
General Electric Capital Corp., 5.5%, 1/08/20	205,000	235,895
General Electric Capital Corp., 3.15%, 9/07/22	187,000	184,753
General Electric Capital Corp., 3.1%, 1/09/23	125,000	122,319
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	203,840
NYSE Euronext, 2%, 10/05/17	140,000	142,291

		$1,437,939

Food & Beverages – 2.0%
Conagra Foods, Inc., 3.2%, 1/25/23	$190,000	$181,464
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	290,132
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	69,000	75,384
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	205,000	209,519
Tyson Foods, Inc., 6.6%, 4/01/16	190,000	209,842
Tyson Foods, Inc., 4.5%, 6/15/22	124,000	129,349

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		$91,000	$91,263
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		277,000	279,653

			$1,466,606

Forest & Paper Products – 0.3%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$263,000	$261,146

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$320,000	$349,614

Insurance – 2.6%
American International Group, Inc., 3%, 3/20/15		$90,000	$92,150
American International Group, Inc., 5.85%, 1/16/18		139,000	158,844
American International Group, Inc., 3.375%, 8/15/20		190,000	193,969
ING U.S., Inc., 2.9%, 2/15/18		107,000	109,634
ING U.S., Inc., 5.7%, 7/15/43		133,000	150,432
MetLife, Inc., 1.756%, 12/15/17		51,000	51,434
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)		120,000	121,094
Principal Financial Group, Inc., 8.875%, 5/15/19		210,000	268,433
Prudential Financial, Inc., 6.2%, 1/15/15		210,000	219,192
Unum Group, 7.125%, 9/30/16		250,000	284,068
Unum Group, 4%, 3/15/24		323,000	323,404

			$1,972,654

Insurance – Property & Casualty – 2.2%
Aon Corp., 3.5%, 9/30/15		$270,000	$280,296
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		335,000	346,550
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		90,000	101,848
AXIS Specialty Finance LLC, 2.65%, 4/01/19		35,000	34,948
CNA Financial Corp., 5.875%, 8/15/20		260,000	298,448
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	200,161
PartnerRe Ltd., 5.5%, 6/01/20		173,000	192,916
QBE Capital Funding III Ltd., FRN, 7.25%, 5/24/41 (n)		200,000	214,000

			$1,669,167

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$350,000	$414,305
Eksportfinans A.S.A., 5.5%, 5/25/16		240,000	253,200

			$667,505

International Market Sovereign – 8.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	165,000	$171,795
Federal Republic of Germany, 4.25%, 7/04/18	EUR	180,000	287,873

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 6.25%, 1/04/30	EUR	116,000	$246,601
Government of Canada, 4.5%, 6/01/15	CAD	156,000	146,832
Government of Canada, 4.25%, 6/01/18	CAD	127,000	127,534
Government of Canada, 3.25%, 6/01/21	CAD	72,000	70,320
Government of Canada, 5.75%, 6/01/33	CAD	28,000	35,982
Government of Japan, 1.1%, 6/20/20	JPY	45,500,000	462,771
Government of Japan, 2.1%, 9/20/24	JPY	14,750,000	163,434
Government of Japan, 2.2%, 9/20/27	JPY	35,550,000	400,606
Government of Japan, 2.4%, 3/20/37	JPY	36,350,000	403,790
Government of Japan, 1.8%, 3/20/43	JPY	12,050,000	119,309
Kingdom of Belgium, 5.5%, 9/28/17	EUR	233,000	375,702
Kingdom of Belgium, 4.25%, 9/28/21	EUR	55,000	89,961
Kingdom of Denmark, 3%, 11/15/21	DKK	359,000	74,531
Kingdom of Spain, 5.4%, 1/31/23	EUR	57,000	92,663
Kingdom of Spain, 4.6%, 7/30/19	EUR	337,000	527,320
Kingdom of Sweden, 5%, 12/01/20	SEK	260,000	48,369
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	84,000	161,064
Republic of Austria, 4.65%, 1/15/18	EUR	145,000	230,163
Republic of Finland, 3.875%, 9/15/17	EUR	67,000	103,066
Republic of France, 6%, 10/25/25	EUR	67,000	127,581
Republic of France, 4.75%, 4/25/35	EUR	140,000	249,652
Republic of Ireland, 4.5%, 4/18/20	EUR	66,000	103,547
Republic of Ireland, 5.4%, 3/13/25	EUR	40,000	66,110
Republic of Italy, 5.25%, 8/01/17	EUR	531,000	823,485
Republic of Italy, 3.75%, 3/01/21	EUR	354,000	524,188
Republic of Portugal, 4.45%, 6/15/18	EUR	52,000	76,612
Republic of Portugal, 4.8%, 6/15/20	EUR	26,000	38,899
United Kingdom Treasury, 8%, 6/07/21	GBP	52,000	119,293
United Kingdom Treasury, 4.25%, 3/07/36	GBP	104,000	195,450

			$6,664,503

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 5/01/43		$260,000	$260,554
State of Illinois (Build America Bonds), 6.725%, 4/01/35		270,000	300,491

			$561,045

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$392,682

Major Banks – 7.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$200,000	$214,818
Bank of America Corp., 7.375%, 5/15/14		115,000	115,926
Bank of America Corp., 6.5%, 8/01/16		295,000	330,416
Bank of America Corp., 3.3%, 1/11/23		212,000	204,387
Bank of America Corp., 4.125%, 1/22/24		325,000	328,662
Barclays Bank PLC, 5.125%, 1/08/20		230,000	257,472
BNP Paribas, 2.7%, 8/20/18		220,000	224,368
BNP Paribas, 7.195% to 2037, FRN to 6/29/49 (n)		200,000	213,500
BNP Paribas, FRN, 2.984%, 12/20/14		96,000	97,824

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	$220,000	$245,298
DBS Bank Ltd., 2.35%, 2/28/17 (n)	200,000	204,819
Goldman Sachs Group, Inc., 5.125%, 1/15/15	140,000	144,914
Goldman Sachs Group, Inc., 5.75%, 1/24/22	334,000	378,729
ING Bank N.V., 5.8%, 9/25/23 (n)	322,000	343,396
JPMorgan Chase & Co., 2%, 8/15/17	55,000	55,756
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	250,755
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	120,000	137,757
Morgan Stanley, 6%, 5/13/14	200,000	201,233
Morgan Stanley, 7.3%, 5/13/19	100,000	121,279
Morgan Stanley, 5.625%, 9/23/19	200,000	227,485
Morgan Stanley, FRN, 1.484%, 2/25/16	220,000	223,161
Royal Bank of Scotland PLC, 2.55%, 9/18/15	140,000	142,969
Royal Bank of Scotland PLC, 6%, 12/19/23	380,000	389,102
Standard Chartered PLC, 3.85%, 4/27/15 (n)	250,000	258,178
Wells Fargo & Co., 7.98% to 2018, FRN to 3/29/49	127,000	144,304

		$5,456,508

Medical & Health Technology & Services – 1.0%
Cardinal Health, Inc., 5.8%, 10/15/16	$295,000	$329,073
McKesson Corp., 5.7%, 3/01/17	130,000	143,616
Owens & Minor, Inc., 6.35%, 4/15/16	240,000	261,050

		$733,739

Metals & Mining – 1.5%
Barrick Gold Corp., 4.1%, 5/01/23	$337,000	$319,690
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	130,000	129,627
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	200,000	194,564
Glencore Funding LLC, FRN, 1.393%, 5/27/16 (n)	280,000	280,367
Kinross Gold Corp., 5.95%, 3/15/24 (n)	217,000	217,396

		$1,141,644

Miscellaneous Revenue – Other – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$245,000	$246,191

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$13,932	$14,423
Fannie Mae, 5.5%, 3/01/20 - 9/01/34	111,447	120,115
Fannie Mae, 6.5%, 4/01/32	52,143	58,959
Freddie Mac, 4.224%, 3/25/20	241,289	264,060

		$457,557

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 10/10/17 (n)	$310,000	$310,276

Natural Gas – Pipeline – 3.0%
DCP Midstream LLC, 3.875%, 3/15/23	$167,000	$163,173
Energy Transfer Partners LP, 3.6%, 2/01/23	175,000	167,384

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Energy Transfer Partners LP, 6.5%, 2/01/42	$222,000	$251,600
EnLink Midstream Partners LP, 4.4%, 4/01/24	176,000	179,436
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	265,313
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	359,748
ONEOK Partners LP, 3.2%, 9/15/18	120,000	123,764
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	281,823
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	108,754
Williams Cos., Inc., 3.7%, 1/15/23	74,000	67,154
Williams Partners LP, 4.3%, 3/04/24	308,000	309,366

		$2,277,515

Network & Telecom – 1.5%
AT&T, Inc., 5.5%, 2/01/18	$220,000	$248,219
Centurylink, Inc., 7.65%, 3/15/42	223,000	210,456
Verizon Communications, Inc., 8.75%, 11/01/18	143,000	182,629
Verizon Communications, Inc., 5.15%, 9/15/23	334,000	365,503
Verizon Communications, Inc., FRN, 1.003%, 6/17/19	140,000	141,210

		$1,148,017

Oil Services – 0.4%
Transocean, Inc., 2.5%, 10/15/17	$86,000	$86,554
Transocean, Inc., 6%, 3/15/18	180,000	200,172

		$286,726

Other Banks & Diversified Financials – 4.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$90,000	$92,661
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	18,000	17,438
Bancolombia S.A., 5.125%, 9/11/22	7,000	6,825
Citigroup, Inc., 6.375%, 8/12/14	200,000	204,199
Citigroup, Inc., 6.01%, 1/15/15	160,000	166,765
Citigroup, Inc., 8.5%, 5/22/19	229,000	291,764
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	255,000	265,065
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	259,000	334,110
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	240,831
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	207,308
Macquarie Group Ltd., 6%, 1/14/20 (n)	134,000	148,607
Rabobank Nederland N.V., 3.375%, 1/19/17	151,000	160,088
Rabobank Nederland N.V., 3.95%, 11/09/22	500,000	496,585
Santander Holdings USA, Inc., 4.625%, 4/19/16	30,000	32,002
Santander Holdings USA, Inc., 3.45%, 8/27/18	120,000	124,155
SunTrust Banks, Inc., 3.5%, 1/20/17	176,000	185,809

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Swedbank AB, 2.125%, 9/29/17 (n)	$200,000	$202,128
U.S. Bancorp, 2.95%, 7/15/22	116,000	111,569

		$3,287,909

Personal Computers & Peripherals – 0.2%
Equifax, Inc., 3.3%, 12/15/22	$167,000	$159,966

Pharmaceuticals – 0.6%
Celgene Corp., 3.95%, 10/15/20	$290,000	$303,051
Hospira, Inc., 6.05%, 3/30/17	160,000	177,109

		$480,160

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$234,758

Railroad & Shipping – 0.5%
CSX Corp., 4.1%, 3/15/44	$220,000	$200,673
Panama Canal Railway Co., 7%, 11/01/26 (n)	172,400	168,952

		$369,625

Real Estate – 2.1%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$240,000	$246,814
Boston Properties LP, REIT, 3.7%, 11/15/18	120,000	127,294
DDR Corp., REIT, 3.375%, 5/15/23	332,000	314,455
HCP, Inc., REIT, 5.375%, 2/01/21	236,000	264,233
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	81,239
Kimco Realty Corp., REIT, 6.875%, 10/01/19	58,000	69,075
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	230,000	251,767
WEA Finance LLC, 6.75%, 9/02/19 (n)	170,000	204,355

		$1,559,232

Retailers – 1.6%
Dollar General Corp., 4.125%, 7/15/17	$186,000	$198,931
Gap, Inc., 5.95%, 4/12/21	306,000	344,532
Kohl’s Corp., 3.25%, 2/01/23	258,000	239,987
Limited Brands, Inc., 5.25%, 11/01/14	84,000	85,785
Macy’s, Inc., 7.875%, 7/15/15	320,000	347,457

		$1,216,692

Supermarkets – 0.3%
Kroger Co., 3.85%, 8/01/23	$262,000	$260,884

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$340,000	$350,155

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$120,000	$124,318
American Tower Corp., REIT, 4.7%, 3/15/22	208,000	217,332
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	261,000	299,187

		$640,837

Telephone Services – 0.0%
B Communications Ltd., 7.375%, 2/15/21 (n)	$5,000	$5,250

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 1.1%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$100,285
Altria Group, Inc., 4%, 1/31/24	103,000	103,195
Lorillard Tobacco Co., 8.125%, 6/23/19	173,000	213,837
Lorillard Tobacco Co., 6.875%, 5/01/20	120,000	140,339
Reynolds American, Inc., 4.75%, 11/01/42	327,000	305,857

		$863,513

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$290,000	$333,834

U.S. Government Agencies and Equivalents – 1.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$70,000	$72,569
Small Business Administration, 6.35%, 4/01/21	20,305	22,167
Small Business Administration, 4.34%, 3/01/24	156,009	163,999
Small Business Administration, 4.77%, 4/01/24	88,803	94,450
Small Business Administration, 4.99%, 9/01/24	63,743	68,995
Small Business Administration, 4.86%, 1/01/25	79,659	85,320
Small Business Administration, 4.625%, 2/01/25	100,681	106,663
Small Business Administration, 5.11%, 8/01/25	97,120	105,177

		$719,340

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.7%
CMS Energy Corp., 4.25%, 9/30/15	$230,000	$240,865
CMS Energy Corp., 5.05%, 3/15/22	163,000	181,302
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	158,389
Exelon Generation Co. LLC, 5.2%, 10/01/19	135,000	147,570
Exelon Generation Co. LLC, 4.25%, 6/15/22	75,000	76,063
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	256,689
PPL Capital Funding, Inc., 3.95%, 3/15/24	320,000	319,616
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	325,617
Progress Energy, Inc., 3.15%, 4/01/22	323,000	317,291

		$2,023,402

Total Bonds		$49,190,074

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	2,591	$14,561

UNDERLYING AFFILIATED FUNDS – 33.6%
MFS High Yield Pooled Portfolio (v)	2,534,323	$25,241,857

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	49,896	$49,896

Total Investments		$74,496,388

OTHER ASSETS, LESS LIABILITIES – 0.9%		669,412

Net Assets – 100.0%		$75,165,800

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,826,989, representing 14.4% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40	3/01/06	$302,161	$199,987
Falcon Franchise Loan LLC, FRN, 9.137%, 1/05/23	1/18/02	2,184	7,028
Falcon Franchise Loan LLC, FRN, 14.747%, 1/05/25	1/29/03	6,098	25,684
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43	12/11/03	132	79
Morgan Stanley Capital I, Inc., FRN, 1.411%, 4/28/39	7/20/04	10,399	5,864
Total Restricted Securities			$238,642
% of Net assets			0.3%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	429,133	4/11/14	$393,917	$388,090	$5,827
BUY	EUR	Citibank N.A.	353,000	4/11/14	482,482	486,301	3,819
BUY	GBP	Goldman Sachs International	30,265	4/11/14	49,797	50,454	657
BUY	JPY	Deutsche Bank AG	41,424,404	4/11/14	399,674	401,361	1,687
BUY	JPY	Goldman Sachs International	41,424,403	4/11/14	399,711	401,361	1,650
SELL	SEK	Goldman Sachs International	227,613	4/11/14	35,303	35,162	141

							$13,781

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	187,411	4/11/14	$167,252	$173,698	$(6,446)
SELL	DKK	UBS AG	396,748	4/11/14	72,584	73,214	(630)
SELL	EUR	Credit Suisse Group	258,842	4/11/14	353,822	356,587	(2,765)
SELL	EUR	Deutsche Bank AG	371,000	4/11/14	507,286	511,098	(3,812)
SELL	EUR	Goldman Sachs International	81,795	4/11/14	111,019	112,683	(1,664)
SELL	EUR	JPMorgan Chase Bank N.A.	258,842	4/11/14	353,819	356,587	(2,768)
SELL	GBP	Credit Suisse Group	231,617	4/11/14	380,192	386,114	(5,922)
BUY	JPY	Deutsche Bank AG	22,450,000	4/11/14	219,292	217,518	(1,774)
SELL	JPY	Credit Suisse Group	40,347,960	4/11/14	384,979	390,931	(5,952)

							$(31,733)

Futures Contracts at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	53	$6,545,500	June - 2014	$47,771

Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	3	$399,656	June - 2014	$(2,659)

At March 31, 2014, the fund had cash collateral of $94,243 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

7

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$14,561	$14,561
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	719,340	—	719,340
Non-U.S. Sovereign Debt	—	8,820,727	—	8,820,727
Municipal Bonds	—	246,191	—	246,191
U.S. Corporate Bonds	—	28,770,660	—	28,770,660
Residential Mortgage-Backed Securities	—	457,557	—	457,557
Commercial Mortgage-Backed Securities	—	533,095	—	533,095
Asset-Backed Securities (including CDOs)	—	383,763	—	383,763
Foreign Bonds	—	9,258,741	—	9,258,741
Mutual Funds	25,291,753	—	—	25,291,753
Total Investments	$25,291,753	$49,190,074	$14,561	$74,496,388

Other Financial Instruments
Futures Contracts	$45,112	$—	$—	$45,112
Forward Foreign Currency Exchange Contracts	—	(17,952)	—	(17,952)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$12,670
Change in unrealized appreciation (depreciation)	1,891
Balance as of 3/31/14	$14,561

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2014 is $1,891.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$72,532,630
Gross unrealized appreciation	3,163,671
Gross unrealized depreciation	(1,199,913)
Net unrealized appreciation (depreciation)	$1,963,758

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,550,585	114,388	(130,650)	2,534,323
MFS Institutional Money Market Portfolio	1,045,572	4,547,492	(5,543,168)	49,896

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$118,141	$—	$425,894	$25,241,857
MFS Institutional Money Market Portfolio	—	—	134	49,896

	$118,141	$—	$426,028	$25,291,753

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	69.4%
United Kingdom	4.3%
France	3.2%
Canada	2.8%
Netherlands	2.6%
Italy	2.3%
Japan	2.1%
Australia	1.8%
Germany	1.5%
Other Countries	10.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.